As filed with the Securities
                           and Exchange Commission on
                                 April 26, 2000
                    Registration Nos. 333-47219 No. 811-08677

     ----------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C 20549
      ---------------------------------------------------------------------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                             Pre-Effective Amendment
                                      No.

                         Post-Effective Amendment No. _7

[ X]

                                       And


      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X]
                                 Amendment No. 8


                             SEPARATE ACCOUNT VA-6NY
                             -----------------------
                           (Exact Name of Registrant)

                 TRANSAMERICA LIFE INSURANCE COMPANY OF NEW YORK
                 -----------------------------------------------
                               (Name of Depositor)

                100 MANHATTANVILLE ROAD, PURCHASE, NEW YORK 10577
               --------------------------------------------------
              (Address of Depositor's Principal Executive Offices)
        Depositor's Telephone Number, including Area Code: (914) 701-6000

Name and Address of Agent for Service:  Copy to:

JAMES W. DEDERER, ESQ.                  FREDERICK R. BELLAMY, ESQ.
GENERAL COUNSEL                         SUTHERLAND, ASBILL & BRENNAN, L.L.P.
TRANSAMERICA LIFE INSURANCE             1275 PENNSYLVANIA AVENUE, N.W.
COMPANY OF NEW YORK                     WASHINGTON, D.C. 20004-2404
100 MANHATTANVILLE ROAD
PURCHASE, NEW YORK   10577

          Approximate date of proposed public offering: AS SOON AS PRACTICABLE AFTER EFFECTIVENESS OF THE REGISTRATION STATEMENT.

          Title of securities being registered: Interests in a separate account under flexible premium deferred variable annuity contracts.


                           It is proposed that this filing will become effective: |_|immediately upon filing pursuant to paragraph (b) |X| on May 1, 2000pursuant to paragraph (b) |_|60 days after filing pursuant to paragraph (a)(1) |_| on _ pursuant to paragraph (a)(1)

                           If appropriate, check the following box:
                                    |_|this Post-Effective  Amendment designates
                           a  new   effective   date  for  a  previously   filed
                           Post-Effective Amendment.

CROSS REFERENCE SHEET
                              Pursuant to Rule 495

                    Showing Location in Part A (Prospectus),
             Part B (Statement of Additional Information) and Part C
           of Registration Statement Information Required by Form N-4
           ----------------------------------------------------------

                                                           PART A

Item of Form N-4                                              Prospectus Caption

1.    Cover Page..............................................    Cover Page

2.    Definitions.............................................    Definitions

3.    Synopsis................................................    Summary of this Prospectus; Variable Account Fee
                                                                           Table

4.    Condensed Financial Information.........................    Condensed Financial Information

5.    General
      (a)  Depositor..........................................    Transamerica and the Separate Account
      (b)  Registrant.........................................    Transamerica and the Separate Account
      (c)  Portfolio Company..................................    The Funds
      (d)  Fund Prospectus....................................    The Funds
      (e)  Voting Rights......................................    Voting Rights
      (f)  Administrator.......................................   Charges under the Contracts

6.    Deductions and Expenses
      (a)  General............................................    Charges under the Contracts
      (b)  Sales Load %.......................................    Charges under the Contracts
      (c)  Special Purchase Plan..............................    Not Applicable
      (d)  Commissions........................................    Underwriter
      (e)  Fund Expenses......................................    Charges under the Contracts
      (f)  Operating Expenses.................................    Fee Table

7.    Contracts
      (a)  Persons with Rights................................    Description of the Contracts; Surrender of a
                                                                  Contract; Death Benefits; Voting Rights; Ownership
      (b)  (i)   Allocation of Purchase Payments
                 Payments.....................................    Description of the Contracts
           (ii)  Transfers....................................    Transfers
           (iii) Exchanges....................................    Federal Tax Matters

      (c)  Changes............................................    The Funds; Voting Rights

      (d)  Inquiries..........................................    Voting Rights

8.    Annuity Period..........................................    Settlement Payments

9.    Death Benefit...........................................    Death Benefits

10.   Purchase and Contract Value
      (a)  Purchases..........................................    Description of the Contracts
      (b)  Valuation..........................................    Description of the Contracts
      (c)  Daily Calculation..................................    Description of the Contracts
      (d)  Underwriter........................................    Underwriter

11.   Redemptions
      (a)  By Contract Owners.................................    Surrender of a Contract
           By Annuitant.......................................    Not Applicable
      (b)  Texas ORP..........................................    Not Applicable
      (c)  Check Delay........................................    Surrender of a Contract
      (d)  Lapse..............................................    Not Applicable
      (e)  Free Look..........................................    Right to Cancel

12.   Taxes................................Federal Tax Matters

13.   Legal Proceedings.......................................    Legal Proceedings

14.   Table of Contents for the
      Statement of
      Additional Information..................................    Table of Contents of the Statement of Additional
                                                                     Information


                                                           PART B

Item of Form N-4                                                  Statement of Additional Information Caption

15.   Cover Page..............................................    Cover Page

16.   Table of Contents.......................................    Table of Contents

17.   General Information
      and History.............................................    General Information and History

18.   Services
      (a)  Fees and Expenses
           of Registrant......................................    (Prospectus) Variable Account Fee Table;
                                                                  (Prospectus) The Funds
      (b)  Management Contracts...............................    Not Applicable
      (c)  Custodian..........................................    Safekeeping of Separate Account Assets; Records and
                                                                         Reports
           Independent Auditors  .............................    Accountants
      (d)  Assets of Registrant...............................    Not Applicable
      (e)  Affiliated Person..................................    Not Applicable
      (f)  Principal Underwriter..............................    The Underwriter

19.   Purchase of Securities
      Being Offered...........................................    (Prospectus) Description of the Contracts
      Offering Sales Load.....................................    Charges under the Contracts

20.   Underwriters............................................    The Underwriter
21.   Calculation of Performance Data.........................    Calculation of Yields and Total Returns
22.   Annuity Payments........................................    (Prospectus) Settlement Option Payments
23.   Financial Statements....................................    Financial Statements



                                                 PART C -- OTHER INFORMATION

Item of Form N-4                                                  Part C Caption

24.   Financial STATEMENTS
      and Exhibits
      (a)  Financial Statements...............................    Financial Statements
      (b)  Exhibits...........................................    Exhibits

25.   Directors and Officers of
      the Depositor...........................................    Directors and Officers of the Depositor

26.   Persons Controlled By or Under Common Control
      with the Depositor or Registrant .......................    Persons Controlled By or Under Common Control with
                                                                  the Depositor or Registrant

27.   Number of Contract Owners...............................    Number of Contract Owners

28.   Indemnification.........................................    Indemnification

29.   Principal Underwriters..................................    Principal Underwriter

30.   Location of Accounts
      and Records.............................................    Location of Accounts and Records

31.   Management Services.....................................    Management Services

32.   Undertakings............................................    Undertakings

      Signature Page..........................................    Signature Page


                               PROSPECTUS FOR THE

                    TRANSAMERICA CLASSIC(R) VARIABLE ANNUITY
                  A FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY

                                    ISSUED BY

                       TRANSAMERICA LIFE INSURANCE COMPANY
                                   OF NEW YORK

              OFFERING 17 SUB-ACCOUNTS WITHIN THE VARIABLE ACCOUNT
                      DESIGNATED AS SEPARATE ACCOUNT VA-6NY

                                 IN ADDITION TO

                                 A FIXED ACCOUNT


o        THIS PROSPECTUS CONTAINS                               PORTFOLIOS ASSOCIATED WITH SUB-ACCOUNTS
                                                                ---------------------------------------
     INFORMATION YOU SHOULD                                        ALGER AMERICAN INCOME AND GROWTH
     KNOW BEFORE INVESTING.                                       ALLIANCE VP GROWTH AND INCOME
                                                                   ALLIANCE VP PREMIER GROWTH
o        PLEASE KEEP THIS PROSPECTUS                                DREYFUS VIF APPRECIATION
     FOR FUTURE REFERENCE.                                            DREYFUS VIF SMALL CAP

                                                                   JANUS ASPEN SERIES BALANCED

o        YOU CAN OBTAIN MORE INFORMATION ABOUT                 JANUS ASPEN SERIES WORLDWIDE GROWTH
     THE POLICY BY REQUESTING A COPY OF THE                          MFS VIT EMERGING GROWTH
     STATEMENT OF ADDITIONAL INFORMATION ("SAI")                   MFS VIT GROWTH WITH INCOME
     DATED MAY 1, 2000. THE SAI IS AVAILABLE FREE                       MFS VIT RESEARCH
     BY WRITING TO TRANSAMERICA LIFE INSURANCE                         MS UIF FIXED INCOME
     COMPANY OF NEW YORK,                                               MS UIF HIGH YIELD
     ANNUITY SERVICE CENTER,                                       MS UIF INTERNATIONAL MAGNUM
     401 N. TRYON ST., SUITE 700,                                OCC ACCUMULATION TRUST MANAGED
     CHARLOTTE, NC 28202 OR                                     OCC ACCUMULATION TRUST SMALL CAP
     BY CALLING 877-717-8861.                                        TRANSAMERICA VIF GROWTH
                                                                  TRANSAMERICA VIF MONEY MARKET

     THE CURRENT SAI HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS. THE TABLE OF CONTENTS OF THE SAI IS INCLUDED AT THE END OF THIS PROSPECTUS.


o        THE SEC'S WEB SITE IS HTTP://WWW.SEC.GOV

o        TRANSAMERICA'S WEB SITE IS
              HTTP://WWW.TRANSAMERICA.COM

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THIS INVESTMENT OFFERING OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PLEASE NOTE THAT THE POLICY AND THE PORTFOLIOS ARE NOT BANK DEPOSITS, ARE NOT FEDERALLY INSURED, ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY, ARE NOT GUARANTEED TO ACHIEVE THEIR GOALS AND ARE SUBJECT TO RISKS, INCLUDING THE LOSS OF PREMIUMS.

                                   MAY 1, 2000

                                TABLE OF CONTENTS


Summary......................................................................................................5
Transamerica Life Insurance Company of New York and the Variable Account...................................14
         Transamerica Life Insurance Company of New York...................................................14
         Published Ratings.................................................................................14
         Insurance Marketplace Standards Association.......................................................14
         The Variable Account..............................................................................15
The Portfolios.............................................................................................15
         Portfolios Not Publicly Available.................................................................18
         Addition, Deletion, or Substitution...............................................................19
The Policy.................................................................................................19
         Ownership.........................................................................................20
Premiums...................................................................................................20
         Allocation of Premiums............................................................................20
         Investment Option Limit...........................................................................21
Policy value...............................................................................................21
         How Variable Accumulation Units Are Valued........................................................21
Transfers..................................................................................................22
         Before the Annuity Date...........................................................................22
         Other Restrictions................................................................................22
         Dollar Cost Averaging.............................................................................22
         Special Dollar Cost Averaging Option..............................................................23
         Eligibility Requirement for Dollar Cost Averaging ................................................23
         Automatic Asset Rebalancing.......................................................................23
         After the Annuity Date............................................................................23
Cash Withdrawals...........................................................................................24
         Systematic Withdrawal Option......................................................................24
         Automatic Payment Option (APO)....................................................................25
Death Benefit..............................................................................................25
         Payment of Death Benefit..........................................................................26
         Designation of Beneficiaries......................................................................26
         Death of Owner of Joint Owner Before Annuity Date.................................................26
         If Annuitant Dies Before Annuity Date.............................................................27
         Death After Annuity Date..........................................................................27
         Survival Provision................................................................................27
Charges, Fees and Deductions...............................................................................27
         Contingent Deferred Sales Load/Surrender Charge...................................................28
         Free Withdrawals - Allowed Amount.................................................................28
         Other Free Withdrawals............................................................................28
         Administrative Charges............................................................................29
         Mortality and Expense Risk Charge.................................................................29
         Premium Tax Charges...............................................................................29
         Transfer Fee......................................................................................30
         Option and Service Fees...........................................................................30
         Taxes.............................................................................................30
         Portfolio Expenses................................................................................30
         Sales in Special Situations.......................................................................30
DISTRIBUTION OF THE POLICY.................................................................................30
Settlement Option Payments.................................................................................31
         Annuity Date......................................................................................31
         Annuity Amount....................................................................................31
         Settlement Option Payments........................................................................31
         Election of Settlement Option Forms and Payment Options...........................................31
         Payment Options...................................................................................31
         Fixed Payment Option..............................................................................31
         Variable Payment Option...........................................................................32
         Settlement Option Forms...........................................................................32
Federal Tax Matters........................................................................................33
         Introduction......................................................................................33
         Premiums..........................................................................................34
         Taxation of Annuities.............................................................................34
         Qualified Policies................................................................................36
         Policies Purchased by Nonresident Aliens and Foreign Corporations.................................38
         Taxation of Transamerica .........................................................................38
         Tax Status of Policy..............................................................................39
         Possible Changes in Taxation......................................................................39
         Other Tax Consequences............................................................................39
Performance Data...........................................................................................39
Legal Proceedings..........................................................................................41
Legal Matters..............................................................................................41
Accountants AND FINANCIAL STATEMENTS.......................................................................41
Voting Rights..............................................................................................41
Available Information......................................................................................42
Statement of Additional Information - Table of Contents....................................................43
Appendix A - The FIXED Account.............................................................................44
Appendix B.................................................................................................46
         Example of Variable Accumulation Unit Value Calculations..........................................46
         Example of Variable Annuity Unit Value Calculations...............................................46
         Example of Variable Annuity Payment Calculations..................................................46
APPENDIX C.................................................................................................47
         Condensed Financial Information...................................................................47
Appendix D.................................................................................................49
         Definitions.......................................................................................49
APPENDIX E.................................................................................................50
         Disclosure Statement for Individual Retirement Annuities..........................................50



                    THE POLICY IS AVAILABLE ONLY IN NEW YORK

                                        8
3

SUMMARY


This summary provides you with a brief overview of some of the more important aspects of the Transamerica Classic(R) Variable Annuity policy. The remainder of the prospectus and the policy provide further details.

The policy is a flexible premium deferred annuity and it has two phases, the accumulation phase and the annuitization phase. During the accumulation phase, your earnings accumulate on a tax-deferred basis for individuals. Tax deferral is not available for non-qualified policies owned by corporations and some trusts.

As long as the policy is in effect, you may make additional premium payments any time before the annuity date and before any owner's, joint owner's or annuitant's 86th birthday, transfer money among the investment options and withdraw some or all of the policy value.

On a future date you select, the annuity date, the annuitization phase begins. During this phase, we apply the policy value, after certain adjustments to a settlement option that provides periodic payments to you. The dollar amount of the payments will depend on the amount of the money invested and earned during the accumulation phase, and on other factors, such as the annuitant's age and sex and if variable payouts are elected.

If you or a joint owner die during the accumulation phase, we will pay a death benefit to the beneficiary you designated in an amount at least equal to the policy value.

SUB-ACCOUNT VALUES WILL VARY ACCORDING TO INVESTMENT EXPERIENCE. Except for amounts in the fixed account, the policy value will vary depending on the investment experience of each of the variable sub-accounts you select. All benefits and values provided under the policy, when based on the investment experience of the variable account, are variable and are not guaranteed as to dollar amount. Therefore, before the annuity date, you bear the entire investment risk under the policy for amounts allocated to the variable account.


There is no guaranteed or minimum cash surrender value on amounts allocated to the variable account, so the proceeds of a surrender could be less than the amount invested.


WHAT IS THE POLICY'S OBJECTIVE?

We designed the policy to assist individuals in long-term financial planning for retirement or other purposes. You may use the policy as:

a)       a non-qualified annuity;

b)       a qualified annuity as:

o a rollover or contributory individual retirement annuity, or IRA, under Sections 408(a) or 408(b) of the Internal Revenue Code, or Code;

o    a conversion, rollover or contributory Roth IRA under Code Section 408A;

o    a simplified employee pension plan, or SEP/IRA, under Code Section 408(k);

o a Rev. Rul. 90-24 transfer or rollover tax sheltered annuity, or TSA, under Code Section 403(b), with no additional premiums allowed; and

o        a qualified pension or profit sharing plan under Code Section 401.

Generally, qualified policies contain restrictive provisions limiting the timing and mount of premium payments to, and distributions from, the qualified policy. Some qualified policies may not be available in all situations.

WHO SHOULD PURCHASE THE POLICY?

The policy is designed for people seeking long-term tax deferred accumulation of assets, generally for retirement or other long-term purposes, and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans and individual retirement accounts. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this policy if you are looking for a short-term investment or if you cannot take the risk of losing money that you put in.

There  are  various   additional  fees  and  charges  associated  with  variable annuities. You should consider whether the features and benefits unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit and the guaranteed level of certain charges are appropriate for your needs. Because variable annuities also provide tax-deferral outside of qualified plans, the tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan.

HOW MUCH CAN I INVEST AND HOW OFTEN?

To purchase a policy, you must make an initial premium payment of at least $5,000 or, if for contributory IRAs, SEP/IRAs and Roth IRAs, $2,000. Once we receive the initial premium, we will establish and maintain an account for each policy.

You may also make additional premium payments of at least $200, unless an automatic premium payment plan is selected, See PREMIUMS on page 20.

HOW CAN I ALLOCATE MY MONEY?

You may choose to allocate all or part of your premiums to:

o one or more of the 17 variable sub-accounts described in THE PORTFOLIOS on page 15; and/or

o        the fixed account.

CAN I EXAMINE THE POLICY?

Yes. As the owner, you have the right to examine the policy for a limited period, or free look period. You may cancel the policy during this period by delivering or mailing a written notice of cancellation, or sending a telegram to:

o
the agent through whom you purchased the policy; or

o        our Service Center.

You must return the policy before midnight of the tenth day after receipt of the policy, or longer in some situations or if required by state law. Notice given by mail and the return of the policy, properly addressed and postage prepaid, by mail will be deemed by us to have been made on the date postmarked. Unless otherwise required by law, we will refund the premiums allocated to the fixed account, minus any withdrawals, plus the variable accumulated value as of the date your written notice to cancel and your policy are received by us. See PREMIUMS on page 20.

WHAT CHARGES, EXPENSES AND FEES WILL
I INCUR?

The following table assists you in understanding the various costs and expenses that you will bear directly and indirectly. The table reflects expenses of the variable account and the mutual fund portfolios, as well as policy expenses. The table assumes that the entire policy value is in the variable account. You should consider the information below together with the narrative provided under the heading CHARGES, FEES AND DEDUCTIONS on page 27 of this prospectus, and with the prospectuses for the portfolios. In addition to the expenses listed below, premium tax charges may apply.

                                       11

                                  SALES LOAD(1)

         Sales Load Imposed on Premiums                                       0%
         Maximum Contingent Deferred Sales Load(2)                            6%


         RANGE OF CONTINGENT DEFERRED SALES LOAD OVER TIME:


                                                                     CONTINGENT DEFERRED
         YEARS SINCE                                                     SALES LOAD
                                                                         ----------
         PREMIUM RECEIPT                                         as a percentage of premium
         ---------------


         Less than 1 year                                                    6%
         1 year but less than 2 years                                        6%
         2 years but less than 3 years                                       5%
         3 years but less than 4 years                                       5%
         4 years but less than 5 years                                       4%
         5 years but less than 6 years                                       4%
         6 years but less 7 years                                            2%
         7 or more years                                                     0%






                                          OTHER POLICY EXPENSES


         Transfer Fee, first 18 per policy year(3)                                    0
         Fees For Other Services and Options(4)                                       0
         Annual Policy Fee(5)                                                        $30


                                   VARIABLE ACCOUNT ANNUAL EXPENSES(6)
                                   -----------------------------------
                            as a percentage of the variable accumulated value
         Mortality and Expense Risk Charge                                          1.20%
         Administrative Expense Charge(7)                                           0.15%
         Total Variable Account Annual Expenses                                     1.35%

                               PORTFOLIO EXPENSES
   as a percentage of assets after fee waiver and/or expense reimbursement(8)


                                                                                                 TOTAL
                                                              MANAGEMENT         OTHER         PORTFOLIO
       PORTFOLIO                                                 FEES           EXPENSES        ANNUAL
       ---------                                                 ----           --------
                                                                                               EXPENSES

       Alger American Income & Growth                           0.625%           0.075%          0.70%


       Alliance VP Growth & Income                              0.63%            0.08%           0.71%

       Alliance VP Premier Growth                               1.00%            0.05%           1.05%

       Dreyfus VIF Appreciation                                 0.75%            0.03%           0.78%


       Dreyfus VIF Small Cap                                    0.75%            0.03%           0.78%

       Janus Aspen Series Balanced(9)                           0.65%            0.02%           0.67%

       Janus Aspen Series Worldwide Growth(9)                   0.65%            0.05%           0.70%

       MFS VIT Emerging Growth                                  0.75%            0.09%           0.84%


       MFS VIT Growth with Income                               0.75%            0.13%           0.88%

       MFS VIT Research                                         0.75%            0.11%           0.86%


       MS UIF Fixed Income                                      0.14%            0.56%           0.70%

       MS UIF High Yield                                        0.19%            0.61%           0.80%

       MS UIF International Magnum                              0.29%            0.87%           1.16%

       OCC Accumulation Trust Managed(10)                       0.77%            0.06%           0.83%

       OCC Accumulation Trust Small Cap                         0.80%            0.09%           0.89%

       Transamerica VIF Growth                                  0.70%            0.15%           0.85%


       Transamerica VIF Money Market                            0.00%            0.60%           0.60%


The  portfolios  have  provided  us  with  expense  information   regarding  the
portfolios. In preparing the tables above and below and the examples that follow, we have relied on the figures provided by the portfolios. We have no reason to doubt the accuracy of that information, but we have not verified those figures. These figures are for the year ended December 31, 1999. Actual expenses in future years may be higher or lower than these figures.


Notes to Fee Table:

1. The contingent deferred sales load applies to each policy, regardless of how the policy value is allocated between the variable account and the fixed account.


2. A portion of the premiums may be withdrawn each policy year without imposition of any contingent deferred sales load, and after seven years, a premium may be withdrawn free of any contingent deferred sales load. See CHARGES, FEES AND DEDUCTIONS on page 27.


3. A transfer fee of $10 will be imposed for each transfer in excess of 18 in a policy year.

4. We currently do not impose fees for any other services, or options. However, we reserve the right to impose a fee for various services and options including dollar cost averaging, systematic withdrawals, automatic payouts, asset allocation and asset rebalancing.

5. The current policy fee is $30, or 2% of the policy value, if less, per policy year. This fee will be waived for policy values over $50,000.

6.       The variable account annual expenses do not apply to the fixed account.

7. The current annual administrative expense charge of 0.15% may be increased to no more than 0.35%.


8. From time to time, the portfolios' investment advisers, each in its own discretion, may voluntarily waive all or part of their fees and/or voluntarily assume certain portfolio expenses. The expenses shown in the Portfolio Expenses table are the expenses paid for 1999. The expenses shown in that table reflect a portfolio's adviser's waivers of fees or reimbursement of expenses, if applicable. It is anticipated that such waivers or reimbursements will continue for calendar year 2000. Without such waivers or reimbursements, the annual expenses for 1999 for certain portfolios would have been, as a percentage of assets, as follows:


                                                      MANAGEMENT         OTHER        TOTAL PORTFOLIO
                                                           FEE           EXPENSES      ANNUAL EXPENSE

     MS UIF Fixed Income                                  0.40%           0.56%             0.96%
     MS UIF High Yield                                    0.50%           0.61%             1.11%
     MS UIF International Magnum                          0.80%           0.87%             1.67%
     Transamerica VIF Growth                              0.75%           0.15%             0.90%
     Transamerica VIF Money Market                        0.35%           1.04%             1.39%

9. Expenses are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee. All expenses are shown without the effect of expense offset arrangements.

10. The Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expense to limit total operating expenses of the portfolio to 1.00% of average net assets (net of expenses offset) on an annual basis.
-------------------------------------------------------


EXAMPLES


The following tables show the total expenses you would incur in various situations assuming the following assumptions:

o        a $1,000 investment;

o        a 5% annual return on assets; and

o        all amounts were allocated to the variable sub-account indicated.

These examples show expenses for policies based on total portfolio expenses after fee waivers and reimbursements, if applicable, for the portfolios for 1999. There is no guarantee that any fee waivers or expense reimbursements will continue in the future. These examples assume an average policy value of $40,000 and, therefore, a deduction of 0.075% has been made to reflect the $30 policy fee. No transfer fees or other option or service fees or premium tax charges have been assessed. Premium tax charges may apply. For annuitizations before the first policy anniversary, and for annuitizations under a form that does not include life contingencies, the contingent deferred sales load may apply. The Year 1 column in example 3 illustrates this occurrence.

EXAMPLE 1: If you surrender the policy at the end of the applicable time period:


                                              ---------------------------------------------------------
                                                 1 YEAR        3 YEARS      5 YEARS       10 YEARS
                                              ---------------------------------------------------------
       ---------------------------------------

       Alger American Income & Growth              $73           $109         $148          $246
       Alliance VP Growth & Income                 $73           $109         $149          $247
       Alliance VP Premier Growth                  $76           $120         $166          $281
       Dreyfus VIF Appreciation                    $73           $111         $152          $254
       Dreyfus VIF Small Cap                       $73           $111         $152          $254
       Janus Aspen Series Balanced                 $72           $108         $147          $243
       Janus Aspen Series Worldwide Growth         $73           $109         $148          $246
       MFS VIT Emerging Growth                     $74           $113         $155          $260
       MFS VIT Growth with Income                  $74           $114         $157          $264
       MFS VIT Research                            $74           $114         $156          $262
       MS UIF Fixed Income                         $73           $109         $148          $246
       MS UIF High Yield                           $74           $112         $153          $256
       MS UIF International Magnum                 $77           $123         $171          $292
       OCC Accumulation Trust Managed              $74           $113         $155          $259
       OCC Accumulation Trust Small Cap            $74           $115         $158          $265
       Transamerica VIF Growth                     $74           $114         $156          $261
       Transamerica VIF Money Market               $72           $106         $143          $235

       ------------------------------------------------------------------------------------------------

EXAMPLE 2: If you do not surrender and do not annuitize the policy:


                                              ---------------------------------------------------------
                                                 1 Year        3 Years      5 Years       10 Years
                                              ---------------------------------------------------------
       ---------------------------------------

       Alger American Income & Growth              $22           $67          $114          $246
       Alliance VP Growth & Income                 $22           $67          $115          $247
       Alliance VP Premier Growth                  $25           $77          $132          $281
       Dreyfus VIF Appreciation                    $22           $69          $118          $254
       Dreyfus VIF Small Cap                       $22           $69          $118          $254
       Janus Aspen Series Balanced                 $21           $66          $113          $243
       Janus Aspen Series Worldwide Growth         $22           $67          $114          $246
       MFS VIT Emerging Growth                     $23           $71          $121          $260
       MFS VIT Growth with Income                  $23           $72          $123          $264
       MFS VIT Research                            $23           $71          $122          $262
       MS UIF Fixed Income                         $22           $67          $114          $246
       MS UIF High Yield                           $23           $70          $119          $256
       MS UIF International Magnum                 $26           $80          $137          $292
       OCC Accumulation Trust Managed              $23           $70          $121          $259
       OCC Accumulation Trust Small Cap            $23           $72          $124          $265
       Transamerica VIF Growth                     $23           $71          $122          $261
       Transamerica VIF Money Market               $21           $64          $109          $235

       ------------------------------------------------------------------------------------------------



EXAMPLE 3: If you elect to annuitize at the end of the applicable period under a Settlement Option with life contingencies:


                                              ---------------------------------------------------------
                                                 1 YEAR        3 YEARS      5 YEARS       10 YEARS
                                              ---------------------------------------------------------
       ---------------------------------------

       Alger American Income & Growth              $73           $67          $114          $246
       Alliance VP Growth & Income                 $73           $67          $115          $247
       Alliance VP Premier Growth                  $76           $77          $132          $281
       Dreyfus VIF Appreciation                    $73           $69          $118          $254
       Dreyfus VIF Small Cap                       $73           $69          $118          $254
       Janus Aspen Series Balanced                 $72           $66          $113          $243
       Janus Aspen Series Worldwide Growth         $73           $67          $114          $246
       MFS VIT Emerging Growth                     $74           $71          $121          $260
       MFS VIT Growth with Income                  $74           $72          $123          $264
       MFS VIT Research                            $74           $71          $122          $262
       MS UIF Fixed Income                         $73           $67          $114          $246
       MS UIF High Yield                           $74           $70          $119          $256
       MS UIF International Magnum                 $77           $80          $137          $292
       OCC Accumulation Trust Managed              $74           $70          $121          $259
       OCC Accumulation Trust Small Cap            $74           $72          $124          $265
       Transamerica VIF Growth                     $74           $71          $122          $261
       Transamerica VIF Money Market               $72           $64          $109          $235

       ------------------------------------------------------------------------------------------------


These examples should not be considered representations of past or future expenses. Actual expenses paid may be greater or less than those shown, subject to the guarantees in the policy. The assumed 5% annual rate of return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than this assumed rate.

CONDENSED FINANCIAL INFORMATION


You will find condensed financial information on each sub-account in APPENDIX C on page 47. You will find the audited financial statements and report of independent auditors for the variable account in the Statement of Additional Information.

WHAT ARE MY INVESTMENT CHOICES?

The policy gives you the opportunity to select from a number of investment options. Investment options include variable sub-accounts and the fixed account option. Currently, you may not elect more than a total of 18 investment options over the life of the policy.

VARIABLE SUB-ACCOUNT OPTIONS

The variable account is a separate account, designated as Separate Account VA-6NY, that is subdivided into variable sub-accounts. Assets of each variable sub-account are invested in a specified mutual fund portfolio. The variable sub-accounts currently available for investment are:

Alger American Income & Growth Alliance VP Growth & Income* Alliance VP Premier Growth* Dreyfus VIF Appreciation* Dreyfus VIF Small Cap Janus Aspen Series Balanced Janus Aspen Series Worldwide Growth MFS VIT Emerging Growth MFS VIT Growth with Income MFS VIT Research MS UIF Fixed Income* MS UIF High Yield* MS UIF International Magnum* OCC Accumulation Trust Managed OCC Accumulation Trust Small Cap Transamerica VIF Growth Transamerica VIF Money Market

*Several funds have changed their names, These name changes have no reflection on the investment policies, strategies, management or any other material function of the funds. The Alliance VP Growth & Income sub-account was formerly known as the Alliance VPF Growth & Income sub-account. The Alliance VP Premier Growth sub-account was formerly known as the Alliance VPF Premier Growth sub-account. The Dreyfus VIF Appreciation sub-account was formerly known as the Dreyfus VIF Capital Appreciation sub-account. The MS UIF Fixed Income sub-account was formerly known as the MSDW UF Fixed Income sub-account. The MS UIF High Yield sub-account was formerly known as the MSDW UF High Yield sub-account. The MS UIF International Magnum sub-account was formerly known as the MSDW UF International Magnum sub-account.

The portfolios pay their investment advisers and administrators certain fees charged against the assets of each portfolio. The variable accumulated value, if any, of a policy and the amount of any variable settlement option payments will vary to reflect the investment performance of the variable sub-accounts to which amounts have been allocated. Additionally, applicable charges are deducted. For more information see CHARGES, FEES AND DEDUCTIONS on page 27, THE PORTFOLIOS on page 15, and the accompanying portfolio prospectuses.


THE FIXED ACCOUNT

The policy provides an option to invest premiums in the fixed account which is part of our general account.


We credit interest on the amounts in the fixed account at a rate of not less than 3% annually. We may credit interest at a rate in excess of 3% at our discretion for any class. Each interest rate will be guaranteed to be credited for at least 12 months.

CAN I MAKE TRANSFERS AMONG THE SUB-ACCOUNTS AND THE FIXED ACCOUNT?

Before  the  annuity  date,  you  may  transfer   values  between  the  variable
sub-accounts and the fixed account, within limits. For transfers after the annuity date, see After the Annuity Date on page 23.


Transfers out of the fixed account are restricted to four per policy year and to a limited percentage of the fixed policy value. We may allow more frequent
transfers  under  certain  services  and  options,  for  example,   dollar  cost
averaging.

We currently impose a transfer fee of $10 for each transfer in excess of 18 made during the same policy year.


WHAT IF I NEED MY MONEY?

You may withdraw all or part of the cash surrender value on or before the annuity date. The cash surrender value of your policy is the policy value, less any policy fee, and less any contingent deferred sales load and applicable premium tax charges. The policy fee generally will be deducted on a full surrender of a policy if the policy value is then less than $50,000. We may delay payment of any withdrawal from the fixed account for up to six months.

Withdrawals  may  be  taxable,   subject  to  withholding  and  a  penalty  tax.
Withdrawals from qualified policies may be subject to severe restrictions and, in certain circumstances, prohibited. See FEDERAL TAX MATTERS on page 33.

WHAT CHARGES WILL I INCUR ON A WITHDRAWAL?

We do not deduct a sales charge when premiums are paid, although premium tax charges may be deducted. However, if any part of the policy value is withdrawn, we may deduct a contingent deferred sales load, or surrender charge, of up to 6% of premiums. After we have held a premium for seven years, you may withdraw it without charge. See Contingent Deferred Sales Load/Surrender Charge on page 27.

We do not assess the contingent deferred sales load on payment of death benefits, on transfers within the policy or on certain annuitizations.


Also, beginning 30 days from the policy effective date, or at the end of the free look period if this ends later, you may withdraw any portion of the allowed amount each policy year without imposition of any contingent deferred sales load/surrender charge.


For policies purchased on or after December 8, 1999, the allowed amount each policy year is equal to:

during the first policy year, the greater of:

o        accumulated earnings not previously withdrawn; or

o        15% of the total premiums received as of the date of withdrawal; and

b)       after the first policy year, the greater of:

o        accumulated earnings not previously withdrawn; or

o 15% of premiums less than seven years old, determined as of the last policy anniversary.

Withdrawals will be made first from earnings and then from premiums on a first-in/first-out basis. If an allowed amount is not withdrawn during a policy year, it does not carry over to the next policy year.


Premiums not previously withdrawn that have been held for seven full policy years and accumulated earnings, if any, not previously withdrawn may be withdrawn without charge.


For policies purchased before December 8, 1999, the allowed amount each policy year is equal to:

a) 15% of the total premiums received during the last seven years determined as of the last policy anniversary; minus


b)       any withdrawals during the present policy year.

In the first policy year, the 15% will be applied to total premiums received at the time of the first withdrawal.

Withdrawals will be made first from premiums on a first-in/first-out basis and then from earnings. If the allowed amount is not fully withdrawn or paid out during a policy year, it does not carry over to the next policy year.

Premiums not previously withdrawn that have been held for seven full policy years and accumulated earnings, if any, not previously withdrawn, may be withdrawn without charge.

WHAT ARE THE OTHER CHARGES AND
DEDUCTIONS?

We deduct:

o a mortality and expense risk charge of 1.20% annually of the assets in the variable account;

o an administrative expense charge of 0.15% annually of these assets. The administrative expense charge may change, but we guarantee it won't exceed a maximum effective annual rate of 0.35%; and

o a policy fee of currently $30, or 2% of the policy value, if less, at the end of each policy year and upon surrender. If the policy value is more than $50,000 on the last business day of a policy year, or as of the date the policy is surrendered, we will waive the policy fee for that year.



After the annuity date, we will deduct the annual annuity fee of $30 in equal installments from each periodic payment under the variable payment option.

For each transfer in excess of 18 during a policy year, we will impose a transfer fee of $10. See Transfer Fee on page 30.

Also, New York currently has no premium tax or retaliatory premium tax. If New York imposes these taxes in the future, or if you become a resident of a state other than New York where such taxes apply, the charges could be deducted from premiums, amounts withdrawn and/or the annuity purchase amount at annuitization. See Premium Tax Charges on page 29.

OTHER SERVICES OR OPTIONS

Currently, we do not deduct fees for any other services or options under the policy. However, we reserve the right to impose fees to cover processing for certain services and options in the future. This may include dollar cost averaging, systematic withdrawals, automatic payouts, asset allocation and automatic asset rebalancing.

HOW AND WHEN ARE SETTLEMENT OPTION
PAYMENTS MADE?

You may select to receive settlement option payments on a fixed basis, a variable basis or a combination of a fixed and variable basis. You have flexibility in choosing the annuity date, but it may generally not be a date later than an annuitant's 90th birthday. Certain qualified policies may have restrictions as to the annuity date and the types of settlement options available.

Four settlement options are available under the policy:

1.       life annuity;

2.       life and contingent annuity;

3.       life annuity with period certain; or

4.       joint and survivor annuity.

WHAT HAPPENS IF I DIE BEFORE THE ANNUITY
DATE?

If you or a joint owner die before the annuity date and both you and a joint owner are less than age 85, the death benefit will be the greatest of three amounts:

a)       the policy value;

b) the sum of all premiums, less previous withdrawals taken, and less any contingent deferred sales loads applicable to those withdrawals and applicable premium tax charges; and

c) the highest policy value on any policy anniversary before the earlier of your or a joint owner's 85th birthday, plus premiums paid since that policy anniversary, less previous withdrawals taken since that policy anniversary, and less any contingent deferred sales loads applicable to those withdrawals and applicable premium tax charges since that policy anniversary.

If you or a joint owner die before the annuity date and after either your or a joint owner's 85th birthday, the death benefit will be the greater of:

a)       the policy value; and

b)   the  total  of  all  premiums  not  previously  withdrawn,   less  previous
     withdrawals taken, and less any contingent deferred sales loads applicable to those withdrawals and applicable premium tax charges.

The death benefit will generally be paid within seven days of receipt of the required proof of death of an owner and election of the method of settlement or as soon thereafter as we have sufficient information to make the payment. If no settlement method is elected, the death benefit will be distributed within five years after the owner's death. No contingent deferred sales load is imposed. The death benefit may be paid as either a lump sum or as a settlement option.

If the owner is not a natural person, we will treat the annuitant as the owner for purposes of the death benefit.

WHAT ARE THE FEDERAL INCOME TAX
CONSEQUENCES?

An owner who is a natural person generally should not be taxed on increases in the policy value until a distribution under the policy occurs. A taxable event would occur, for example, with a withdrawal or settlement option payment, or as the result of a pledge, loan, or assignment of a policy. Generally, a portion, up to 100%, of any distribution or deemed distribution is taxable as ordinary income. The taxable portion of distributions is generally subject to income tax withholding unless the recipient elects otherwise. Withholding is mandatory for certain qualified policies. In addition, a federal penalty tax may apply to certain distributions. See FEDERAL TAX MATTERS on page 33.

WHO DO I CONTACT IF I HAVE QUESTIONS?

We will answer your questions about procedures or the policy if you write to:

                     The Transamerica Annuity Service Center
                                 P.O. Box 31848
                            Charlotte, North Carolina
                                   28231-1848
                          Or call us at: 1-877-717-8861


NOTE: Effective June 5, 2000, you can write us at:

                                 P. O. Box 3181
                          Cedar Rapids, Iowa 52406-3183

All inquiries should include the policy number and the owner's name.

Please Note: The foregoing summary is qualified in its entirety by the detailed information in the remainder of this prospectus and in the prospectuses for the portfolios. Please refer to this prospectus and the portfolio prospectuses for more detailed information. For qualified policies, the requirements of a particular retirement plan, an endorsement to the policy, or limitations or penalties imposed by the Code or the Employee Retirement Income Security Act of 1974, or ERISA, as amended, may impose additional limits or restrictions. These limits or restrictions may be on premiums, withdrawals, distributions, or benefits, or on other provisions of the policy. This prospectus does not describe such limitations or restrictions. See FEDERAL TAX MATTERS on page 33.

TRANSAMERICA LIFE INSURANCE
COMPANY OF NEW YORK
AND THE VARIABLE ACCOUNT

TRANSAMERICA LIFE INSURANCE COMPANY OF NEW YORK

Transamerica Life Insurance Company of New York, or Transamerica, is a stock life insurance company incorporated under the laws of the State of New York on February 5, 1986. It is a wholly-owned subsidiary of AEGON, N.V. and is principally engaged in the sale of life insurance and annuity policies. The address of Transamerica is 100 Manhattanville Road, Purchase, New York 10577.

PUBLISHED RATINGS

We may from time to time publish our ratings in advertisements, sales literature and reports to owners. We receive ratings and other information from one or more independent rating organizations such as A.M. Best Company, Standard & Poor's, Moody's, and Duff & Phelps. The ratings reflect our financial strength and/or claims-paying ability. These ratings should not be considered as bearing on the investment performance or safety of the variable account. Ratings and investment performance are unrelated. Each year the A.M. Best Company reviews the financial status of thousands of insurers, resulting in the assignment of Best's Ratings. These ratings reflect A.M. Best's current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry.

In addition, our claims-paying ability as measured by Standard & Poor's Insurance Ratings Services, Moody's, or Duff & Phelps may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions provided by the companies named above. These opinions relate to how well they have determined w are prepared, from a financial standpoint, to meet our insurance and annuity obligations. The terms of our obligations are stated within the fixed account of this policy. These ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

INSURANCE MARKETPLACE STANDARDS
ASSOCIATION

In recent years, the insurance industry has recognized the need to develop specific principles and practices to help maintain the highest standards of marketplace behavior and enhance credibility with consumers. As a result, the industry established the Insurance Marketplace Standards Association, or IMSA.

As an IMSA member, we agree to follow a set of standards in our advertising, sales and service for individual life insurance and annuity products. The IMSA logo, which you will see on our advertising and promotional materials, demonstrates that we take our commitment to ethical conduct seriously.

THE VARIABLE ACCOUNT

Separate Account VA-6NY of Transamerica, or the variable account, was established by Transamerica as a separate account under the laws of the State of New York following September 11, 1996, resolutions adopted by Transamerica's Board of Directors. The variable account is registered with the Securities and Exchange Commission, or the Commission under the Investment Company Act of 1940 as a unit investment trust. It meets the definition of a separate account under the federal securities laws. However, the Commission does not supervise the management or the investment practices or policies of the variable account.

We own the assets of the variable account, but they are held separately from our other assets. Section 4240 of the New York Insurance Code provides that the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the insurance company. This is the case except to the extent that assets in the separate account exceed the reserves and other liabilities of the separate account.

Income, gains and losses incurred on the assets in the variable account, whether or not realized, are credited to or charged against the variable account without regard to our other income, gains or losses. Therefore, the investment performance of the variable account is entirely independent of the investment performance of our general account assets or any other separate account maintained by us.

The variable account currently has 17 variable sub-accounts available under the policy, each of which invests solely in a specific corresponding portfolio. At our discretion, we may make changes to the variable sub-accounts.

THE PORTFOLIOS

Each of the variable sub-accounts offered under the contract invests exclusively in one of the portfolios. Descriptions of each portfolio's investment objective follow. The management fees listed below are specified in each portfolio adviser's contract before any fee waivers.

THE INCOME & GROWTH PORTFOLIO OF THE ALGER AMERICAN FUND seeks, primarily, a high level of dividend income. Capital appreciation is a secondary objective of the portfolio. The portfolio invests in dividend paying equity securities, such as common or preferred stocks, preferably those which the Manager believes also offer opportunities for capital appreciation.

Adviser: Fred Alger Management, Inc.
Management Fee: 0.625%.

THE GROWTH AND INCOME PORTFOLIO OF THE ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. seeks reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality. Whenever the economic outlook is unfavorable for investment in common stock, this portfolio may invest in other types of securities, such as bonds, convertible bonds, preferred stock and convertible preferred stocks. The portfolio managers will purchase and sell portfolio securities at times and in amounts as management deems advisable in light of market, economic and other conditions.

Adviser: Alliance Capital Management L.P.
Management Fee: 0.63%.

THE PREMIER GROWTH PORTFOLIO OF THE ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. seeks growth of capital by pursuing aggressive investment policies. Since this portfolio's investments will be made based upon their potential for capital appreciation, current income will not be a high priority for this portfolio. The portfolio will invest mainly in equity securities, such as common stocks, securities convertible into common stocks and rights and warrants to subscribe for or purchase common stocks. Equity investments will be in a limited number of large, carefully selected, high-quality U.S. companies. In the Adviser's judgement, the companies chosen will be those that are likely to achieve superior earnings growth. Approximately 25 companies believed by the Adviser to show superior potential for capital appreciation will usually constitute approximately 70% of the portfolio's net assets at any one time. The portfolio thus differs from more typical equity mutual funds by investing most of its assets in a relatively small number of intensively researched companies. Under normal circumstances the portfolio will invest at least 85% of the value of its total assets in the equity securities of U.S. companies.

Adviser: Alliance Capital Management L.P.
Management Fee: 1.00%.
THE APPRECIATION PORTFOLIO OF THE DREYFUS VARIABLE INVESTMENT FUND seeks long-term capital growth consistent with the preservation of capital; current income is a secondary goal. To pursue these goals, the portfolio invests in common stocks focusing on "blue chip" companies with total market values of more than $5 billion at the time or purchase.

Adviser: The Dreyfus Corporation.
Sub-Adviser: Fayez Sarofim & Co.
Management Fee: 0.75%.

THE SMALL CAP PORTFOLIO OF THE DREYFUS VARIABLE INVESTMENT FUND seeks to maximize capital appreciation. To pursue this goal, the portfolio generally invests at least 65% of its assets in the common stock of U.S. and foreign companies. The portfolio focuses on small-cap companies with total market values of less than $1.5 million.

Adviser: The Dreyfus Corporation.
Management Fee: 0.75%.

THE BALANCED PORTFOLIO OF THE JANUS ASPEN SERIES seeks long-term capital growth consistent with preservation of capital and current income. Normally, this diversified portfolio invests 40-60% of its assets in securities selected primarily for their growth potential. The balance of its holdings is invested in securities selected primarily for their capacity to generate income. Such holdings are likely to consist of bonds and preferred stocks. Typically, at least 25% of this portfolio is made up of fixed-income securities.

Adviser: Janus Capital Corporation.
Management Fee: 0.65%.

THE WORLDWIDE GROWTH PORTFOLIO OF THE JANUS ASPEN SERIES seeks long-term growth of capital in a manner consistent with the preservation of capital. It is a diversified portfolio that pursues its objective primarily through investments in common stocks of foreign and domestic issuers. The portfolio has the flexibility to invest on a worldwide basis in companies and other organizations of any size, regardless of country of origin or place of principal business activity. The portfolio normally invests in issuers from at least five different countries, including the United States. The portfolio may at times invest in fewer than five countries or even a single country.

Adviser: Janus Capital Corporation.
Management Fee: 0.65%.

THE EMERGING GROWTH SERIES OF THE MFS VARIABLE INSURANCE TRUST seeks long-term growth of capital. The series may invest up to 25% of its net assets in foreign securities, including emerging market securities. Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income.

Adviser: Massachusetts Financial Services Company.
Management Fee: 0.75%.

THE GROWTH WITH INCOME SERIES OF THE MFS VARIABLE INSURANCE TRUST seeks long-term growth of capital and future income while providing more current dividend income than is normally obtainable from a portfolio of only growth stocks. The series invests, under normal market conditions, at least 65% of its total assets in common stock and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. The series will also seek to provide income equal to approximately 90% of the dividend yield on the Standard & Poor's 500 Composite Index. While the fund may invest in companies of any size, the fund generally focuses on companies with larger market capitalizations that the series' adviser believes have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow. The series may invest in foreign securities through which it may have exposure to foreign currencies.

Adviser: Massachusetts Financial Services Company.
Management Fee: 0.75%.

THE RESEARCH SERIES OF THE MFS VARIABLE INSURANCE TRUST seeks long-term growth of capital and future income. The series invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. The series focuses on companies that the series' adviser believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management. The series may invest in foreign equity securities (including emerging market securities) through which it may have exposure to foreign currencies.

Adviser: Massachusetts Financial Services Company.
Management Fee: 0.75%.

THE MORGAN STANLEY UNIVERSAL INSTITUTIONAL FUNDS, INC. FIXED INCOME PORTFOLIO seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. Government, corporate and mortgage securities. The Portfolio ordinarily will maintain an average weighted maturity in excess of five years. The Portfolio may invest opportunistically in non-dollar denominated securities and below investment grade securities.

Adviser: Miller Anderson & Sherrerd, LLP. Management Fee: 0.40% of the first $500 million; 0.35% of the next $500 million; and 0.30% of the assets over $1 billion.

THE MORGAN STANLEY UNIVERSAL INSTITUTIONAL FUNDS, INC. HIGH YIELD PORTFOLIO seeks above-average total return over a market cycle of three to five years by investing primarily in high yield securities (commonly referred to as "junk bonds"). The Portfolio also may invest in investment grade fixed income securities, including U.S. Government securities, corporate bonds and mortgage securities. The Portfolio may invest to a limited extent in foreign fixed income securities, including emerging market securities.

Adviser: Miller Anderson & Sherrerd, LLP. Management Fee: 0.50% of the first $500 million; 0.45% of the next $500 million; and 0.40% of the assets over $1 billion.

THE MORGAN STANLEY UNIVERSAL INSTITUTIONAL FUNDS, INC. INTERNATIONAL MAGNUM PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries. The Adviser seeks to achieve superior long-term returns by creating a diversified portfolio of undervalued international equity securities. To achieve this goal, the Adviser uses a combination of strategic geographic asset allocation and fundamental, value oriented stock selection. The countries in which the portfolio will invest are those comprising the Morgan Stanley Capital International EAFE Index, which includes Australia, Japan, New Zealand, most nations located in Western Europe and the more developed countries in Asia, such as Hong Kong and Singapore. Collectively, we refer to these as the EAFE countries. The portfolio may invest up to 5% of its total assets in securities of issuers domiciled in non-EAFE countries. Under normal circumstances, at least 65% of the total assets of the portfolio will be invested in equity securities of issuers in at least three different EAFE countries.

Adviser: Morgan Stanley Asset Management* Management Fee: 0.80% of the first $500 million; 0.75% of the next $500 million; and 0.70% of the assets over $1 billion.

*On December 1, 1998, Morgan Stanley Asset Management Inc. changed its name to Morgan Stanley Dean Witter Investment Management Inc., but continues to do business in certain instances using the name Morgan Stanley Asset Management,

THE MANAGED PORTFOLIO OF THE OCC ACCUMULATION TRUST seeks growth of capital over time through investment in a portfolio consisting of common stocks, bonds and cash equivalents, the percentages of which will vary based on the Adviser's assessments of the relative outlook for such investments. Debt securities are expected to be predominantly investment grade intermediate to long term U.S. government and corporate debt. The portfolio will also invest in high quality short term money market and cash equivalent securities and may invest almost all of its assets in such securities when necessary to preserve capital. In addition, the portfolio may also purchase foreign securities. These foreign securities must be listed on a domestic or foreign securities exchange or represented by American depositary receipts.

Adviser: OpCap Advisors. Management Fee: 0.80% of the first $400 million and 0.75% of the next $400 million and 0.70% of net assets over $800 million.

THE SMALL CAP PORTFOLIO OF THE OCC ACCUMULATION TRUST seeks capital appreciation through investments in a diversified portfolio of stocks issued by small companies. It will consist of primarily of equity securities of companies with market capitalizations of under $1 billion. Under normal circumstances, at least 65% of the portfolio's assets will be invested in equity securities. The majority of securities purchased by the portfolio will be traded on the New York Stock Exchange, the American Stock Exchange or in the over-the-counter market. The portfolio's holdings may also include options, warrants, bonds, notes and convertible bonds. In addition, the portfolio may also purchase foreign securities. Foreign securities must be listed on a domestic or foreign securities exchange or be represented by American depositary receipts.

Adviser: OpCap Advisors.
Management Fee: 0.80% of the first $400 million and 0.75% of the next $400 million and 0.70% of net assets over $800 million. THE GROWTH PORTFOLIO OF THE TRANSAMERICA VARIABLE INSURANCE FUND, INC. seeks long-term capital growth. It invests at least 65% of its assets in a diversified selection of equity securities of domestic growth companies of any size. The manager uses a "bottom-up" approach to investing and constructs the portfolio one company at a time. The manager focuses on identifying fundamental change in its early stages and investing in premier companies. In the manager's view, characteristics of premier companies include one or more of the following: share-holder-oriented management; dominance in market share; cost production advantages; leading brands; self-financed growth; and attractive reinvestment opportunities. The manager of the portfolio believes in long-term investing and does not try to time the market. However, when in the judgment of the manager market conditions warrant, the portfolio may, for temporary defensive purposes, hold part or all of its assets in cash or cash equivalents.

Adviser: Transamerica Investment Management, LLC.
Sub-Adviser: Transamerica Investment Services, Inc.
Management Fee: 0.75%.

THE MONEY MARKET PORTFOLIO OF THE TRANSAMERICA VARIABLE INSURANCE FUND, INC. seeks to maximize current income consistent with liquidity and the preservation of principal. The portfolio invests primarily in high quality U.S. dollar-denominated money market instruments with remaining maturities of 13 months or less. These include: obligations issued or guaranteed by the U.S. and foreign governments and their agencies and instrumentalities; obligations of U.S. and foreign banks, or their foreign branches, and U.S. savings banks; short-term corporate obligations, including commercial paper, notes and bonds; other short-term debt obligations with remaining maturities of 397 days or less; and repurchase agreements involving any of the securities mentioned above. The portfolio may also purchase other marketable, non-convertible corporate debt securities of U.S. issuers. These investments include bonds, debentures, floating rate obligations, and issues with optional maturities.

Adviser: Transamerica Investment Management, LLC.
Sub-Adviser: Transamerica Investment Services, Inc.
Management Fee: 0.35%.

Meeting investment objectives depends on various factors, including, but not limited to, how well the portfolio managers anticipate changing economic and market conditions. There is no assurance that any of these portfolios will achieve their stated objectives.
An investment in the policy is not a deposit or obligation of, or guaranteed or endorsed, by any bank. Nor is the policy federally insured by the Federal Deposit Insurance Corporation or any other government agency. Investing in the policy involves certain investment risks, including possible loss of principal.

Since all of the portfolios are available to registered separate accounts offering variable annuity and variable life products of Transamerica and to other insurance companies as well, there is a possibility of a material conflict. If such a conflict arises between the interests of the variable account and one or more other separate accounts investing in the portfolios, the affected insurance companies will take steps to resolve the matter. These steps may include stopping their separate accounts from investing in the portfolios. See the portfolios' prospectuses for greater detail on this subject.

You can find additional information concerning the investment objectives and policies of all of the portfolios, the investment advisory services and administrative services and charges in the current prospectuses for the portfolios which accompany this prospectus.

Carefully read the prospectuses of the portfolios which interest you before you make any decision concerning how you will invest in, or transfer monies among, the variable sub-accounts.

We may receive payments from some or all of the portfolios or their advisers, in varying amounts. These payments may be based on the amount of assets allocated to the portfolios. The payments are for administrative or distribution services.

PORTFOLIOS NOT PUBLICLY AVAILABLE

The portfolios are open-end management investment companies, or portfolios or series of, open-end management companies registered with the SEC under the 1940 Act, that are often referred to as mutual funds. This SEC registration does not involve SEC supervision of the investments or investment policies of the portfolios. Shares of the portfolios are not offered to the public but solely to the insurance company separate accounts and other qualified purchasers as limited by federal tax laws. These portfolios are not the same as mutual funds that may have very similar names that are sold directly to the public, and the performance of such publicly available funds, which have different portfolios and expenses, should not be considered as an indication of the performance of the portfolios. The assets of each portfolio are held separate from the assets of the other portfolios. Each portfolio operates as a separate investment vehicle. The income or losses of one portfolio have no effect on the investment performance of another portfolio. The sub-accounts reinvest dividends and/or capital gains distributions received from a portfolio in more shares of that portfolio as retained assets.

ADDITION, DELETION, OR SUBSTITUTION

We do not control the portfolios. For this reason, we cannot guarantee that any of the variable sub-accounts offered under the policy or any of the portfolios will always be available to you for investment purposes. We retain the right to make changes in the variable account and in its investments.

Subject to the approval of the New York Insurance Department, we reserve the right to eliminate the shares of any portfolio held by a variable sub-account. We may also substitute shares of another portfolio or of another investment company for the shares of any portfolio. We would do this if the shares of the portfolio are no longer available for investment or if, in our judgment, investment in any portfolio would be inappropriate in view of the purposes of the variable account. To the extent required by the 1940 Act, if we substitute shares in a variable sub-account that you own, we will provide you with advance notice. We will also seek advance permission from the Commission. This does not prevent the variable account from purchasing other securities for other series or classes of variable annuity policies. Nor does it prevent the variable account from effecting an exchange between series or classes of variable policies on the basis of requests made by owners.

We reserve the right to create new variable sub-accounts for the policies when, in our sole discretion, marketing, tax, investment or other conditions warrant that we do. Any new variable sub-accounts will be made available to existing owners on a basis to be determined by us. Each additional variable sub-account will purchase shares in a mutual fund portfolio or other investment vehicle. We may also eliminate one or more variable sub-accounts if, in our sole discretion, marketing, tax, investment or other conditions warrant that we do. So, in the event any variable sub-account is eliminated, we will notify owners and request a re-allocation of the amounts invested in the eliminated variable sub-account.

In the event of any substitution or change, we may make the changes in the policy that we deem necessary or appropriate to reflect substitutions or changes. Furthermore, if we believe it to be in the best interest of persons having voting rights under the policies, the variable account may be operated as a management company under the 1940 Act or any other form permitted by law. It may also be deregistered under such Act in the event that registration is no longer required. Finally, it may also be combined with one or more other separate accounts.

THE POLICY

The Transamerica Classic(R) policy is a flexible premium deferred variable annuity policy. It is part of the Transamerica Series(R) of variable insurance products. Other variable policies are also available from us. The rights and benefits of this policy are described below and in the policy. We reserve the right to modify the policy if required by law. We also reserve the right to give the owner the benefit of any federal or state statute, rule or regulation. The obligations under the policy are obligations of Transamerica.

The policies are available on a non-qualified basis and on a qualified basis. Policies available on a qualified basis are as follows:

a)       rollover and regular IRAs, under Code Sections 408(a) and 408(b);

b)   conversion, rollover and contributory Roth IRAs under Code Section 408A;

c)   SEP/IRAs that qualify for special  federal income tax treatment  under Code
     Section 408(k);

d)   rollover  Code  Section  403(b)   annuities,   including  Rev.  Rul.  90-24
     transfers, with no additional premiums; and

e)   pension and profit  sharing  plans  intended to qualify  under Code Section
     401.

Generally, qualified policies contain certain restrictive provisions limiting the timing and amount of premiums to, and distributions from, the qualified policy.

OWNERSHIP

As the owner, you are entitled to the rights granted by the policy. If you die, your rights belong to a joint owner, if any, and then to your beneficiary. If there are joint owners, the one designated as the primary owner will receive all mail and any tax reporting information.

For non-qualified policies, the owner is entitled to designate the annuitant(s) and, if the owner is an individual, as opposed to a trust, corporation or other legal entity, the owner can change the annuitant(s) at any time before the annuity date. Any such change will be subject to our then current underwriting requirements. We reserve the right to reject any change of annuitants which has been made without our prior written consent.

If the owner of a non-qualified policy is not an individual, the annuitant(s) may not be changed once the policy is issued. Different rules apply to qualified policies.

For each policy, a different account will be established and values, benefits and charges will be calculated separately. The various administrative rules described below will apply separately to each policy, unless otherwise noted.

PREMIUMS

All premiums must be paid to our Service Center in a check payable to Transamerica. We will issue you a confirmation when we receive each premium.

The initial premium must be at least $5,000 or, if for regular IRAs, SEP/IRAs and Roth IRAs, it must be for at least $2,000.

We will issue your policy and credit your initial premium generally within two business days after we receive the initial premium and sufficient information to issue a policy. For us to issue you a policy, you must provide us sufficient information in a form acceptable to us. We reserve the right to reject any premium or request for issuance of a policy. Normally we will not issue policies with owners, joint owners, or annuitants more than 85 years old. Nor will we normally accept premiums after any owner's, (or annuitant's if non-individual owner), 86th birthday. In our discretion we may waive these restrictions in appropriate cases.

If we cannot credit the initial premium allocated to the variable sub-account(s) within two days of receipt because the information is incomplete, or for any other reason, we will contact you. We will explain the reason for the delay and will refund the initial premium within five business days. If you consent to us retaining the initial premium, we will credit it as soon as the requirements are fulfilled.

Before the annuity date and before you, a joint owner or any annuitant reaches age 86, you may make additional premium payments at any time while the policy is in effect. The minimum amount of each additional premium payment must be at least $200 each, or at least $100 if made through an automatic premium plan. If you elect to use this option additional premiums will be automatically deducted from your bank account and allocated to the policy. In addition, minimum allocation amounts apply. See Allocation of Premiums on page 20. We credit additional premiums to the policy as of the date we receive your payment.

Total premiums for any policy may not exceed $1,000,000 without our prior approval.

In no event may the sum of all premiums for a policy during any taxable year exceed the limits imposed by any applicable federal or state law, rules, or regulations.

ALLOCATION OF PREMIUMS

You specify how premiums will be allocated under the policy. You may allocate premiums among one or more of the variable sub-accounts and the fixed account as long as the portions are whole number percentages. We may waive this minimum allocation amount under certain options and circumstances.

Each premium will be subject to the allocation percentages in effect at the time of receipt of such premium. You may change the allocation percentages for additional premiums at any time by submitting a request for such change to our Service Center in a form and manner acceptable to us. Any changes to the allocation percentages are subject to the limitations above. Any change will take effect with the first premium we receive which accompanies your request. If we receive your request separately, all premiums arriving after it will be subject to its terms. Your allocation choices will continue in effect until you change them again.

If you exercise the free look option for an IRA, we are legally required to return the greater of:

a)       the premium; or

b)       the policy value.

Your initial premium allocated to the variable account may be held in the money market variable sub-account during the applicable free look period plus 5 days for delivery. Any allocations you make to the money market variable sub-account will automatically be transferred at the end of the free-look period plus 5 days according to your original allocation instructions. This transfer will not count against the 18 transfers allowed free of charge during the first policy year.

INVESTMENT OPTION LIMIT

Currently, you may not allocate monies to more than eighteen investment options over the life of the policy. Investment options include variable sub-accounts and fixed account. Each variable sub-account and the fixed account that ever received a transfer or premium allocation counts as one towards this total of eighteen limit. We may waive this limit in the future.

For example, if you make an allocation to the money market variable sub-account and later transfer all of the funds out of this money market variable sub-account, this would count as one option for the purposes of the limitation, even if it held no value. If you transfer from a variable sub-account to another variable sub-account and later back to the first, the count towards the limitation would be two, not three. If you select a guarantee period and renew for the same term, the count will be one; but if you renew to a guarantee period with a different term, the count will be two.

POLICY VALUE

Before the annuity date, the policy value is equal to:

a)       the fixed account accumulated value; plus

b)       the variable accumulated value.

The variable accumulated value is determined at the end of each valuation day. To determine the variable accumulated value on a day that is not a valuation day, the value as of the end of the next valuation day will be used. The variable accumulated value is expected to change from valuation period to valuation period, reflecting how investments within selected portfolios performed. The variable accumulated value will also reflect deductions for charges and fees. A valuation period begins at the close of the New York Stock Exchange (generally 4:00 p.m. ET) on each valuation day and ends at the close of the New York Stock Exchange on the next succeeding valuation day. A valuation day is each day that the New York Stock Exchange is open for regular business.

HOW VARIABLE ACCUMULATION UNITS ARE VALUED

Premiums allocated to a variable sub-account are credited to the variable accumulated value in the form of variable accumulation units. The number of variable accumulation units credited for each variable sub-account is determined by dividing the premium allocated to the variable sub-account by the variable accumulation unit value for that variable sub-account. In the case of the initial premium, variable accumulation units for that payment will be credited to the variable accumulated value within two valuation days of the later of the date our Service Center receives:

a)       sufficient information, in an acceptable manner and form; or

b)       the initial premium.

In the case of any additional premium payment, variable accumulation units for that payment will be credited at the end of the valuation period during which we receive the payment. The value of a variable accumulation unit for each variable sub-account is established at the end of each valuation period and is calculated by multiplying the value of that unit at the end of the prior valuation period by the variable sub-account's net investment factor for the valuation period. The value of a variable accumulation unit can go either up or down.

The net investment factor is used to determine the value of accumulation and annuity unit values for the end of a valuation period. The applicable formula can be found in the Statement of Additional Information.

Transfers involving variable sub-accounts will result in the crediting and/or cancellation of variable accumulation units having a total value equal to the dollar amount being transferred to or from a particular variable sub-account. The crediting and cancellation of such units is made using the variable accumulation unit value of the applicable variable sub-account as of the end of the valuation day in which the transfer is effective.
TRANSFERS

BEFORE THE ANNUITY DATE

Before the annuity date, you may transfer all or any portion of the policy value among the variable sub-accounts and the fixed account. Transfers are restricted into or out of the fixed account.

Transfers among the variable sub-accounts and the fixed account may be made by submitting a request to our Service Center in a form and manner acceptable to us. The transfer request must specify:

a) the variable sub-accounts and/or the fixed account from which your transfer is to be made;

b)   the amount of your transfer; and

c) the variable sub-accounts and/or fixed account to receive the transferred amount.

The minimum amount which you may transfer from the variable sub-accounts and the fixed account is $1,000. Transfers among the variable sub-accounts are also subject to the terms and conditions imposed by the portfolios.

We currently impose a transfer fee of $10 for each transfer in excess of 18 made during the same policy year. We reserve the right to waive the transfer fee or vary the number of transfers without charge. We may also choose not to count transfers under certain options or services for purposes of the allowed number without charge. See Other Restrictions below for additional limitations regarding transfers. A transfer generally will be effective on the date the request for transfer is received by our Service Center.

If a transfer reduces the value in a variable sub-account or in the fixed account to less than $1,000, then we reserve the right to transfer the remaining amount along with the amount requested to be transferred. We will do this according to the transfer instructions provided by you. Under current law, there will not be any tax liability for transfers within the policy.

OTHER RESTRICTIONS

We reserve the right without prior notice, to modify, restrict, suspend or eliminate the transfer privileges at any time and for any reason. For example, restrictions may be necessary to protect owners from adverse impacts on portfolio management of large and/or numerous transfers by market timers or others. We have determined that the movement of significant variable sub-policy values from one variable sub-account to another may prevent the underlying portfolio from taking advantage of investment opportunities. This is likely to arise when the volume of transfers is high, since each portfolio must maintain a significant cash position in order to handle redemptions. Such movement may also cause a substantial increase in portfolio transaction costs which must be indirectly borne by owners. Therefore, we reserve the right to require that all transfer requests be made by the owner and not by a third party holding a power of attorney. We also require that each transfer you request be made by a separate communication to us. We also reserve the right to require that each transfer request be submitted in writing and be manually signed by owners. We may choose not to allow telephone or facsimile transfer requests.

DOLLAR COST AVERAGING

Before the annuity date, you may request that amounts be automatically transferred on a monthly basis from a source account. The source accounts are currently either the money market sub-account or the fixed account. You can do this by submitting a request to our Service Center in a form and manner acceptable to us. Other source accounts may be available. Call our Service Center for information regarding availability.

You may only dollar cost average from one source account at a time. The transfers will begin when you request, but no sooner than one week following, receipt of such request. For new variable annuity policies, dollar cost averaging transfers will not begin until the later of:

a)       30 days after the policy effective date; or

b)   the estimated end of the free look period which allows 5 days for delivery.

Transfers will continue for the number of consecutive months which you selected unless:

a)       you terminate the transfers;

b) we automatically terminate the transfers because there are insufficient amounts in the source account; or

c)       for other reasons that are described in the election form.
You may request that monthly transfers be continued for a specific length of time. You can do this by giving notice to our Service Center in a form and manner acceptable to us within 30 days before the last monthly transfer. If you do not make a request to continue the monthly transfers, this option will terminate automatically with the last transfer at the end of the length of time you initially designated.

ELIGIBILITY REQUIREMENTS FOR DOLLAR COST AVERAGING

In order to be eligible for dollar cost averaging, the value of your source account must be at least $5,000. This limit may be changed for new elections of this service. Dollar cost averaging transfers can not be made from a source account from which systematic withdrawals or automatic payouts are also being made.

Currently, we do not charge for the dollar cost averaging option nor do they count toward the number of transfers allowed without charge per policy year. We may charge in the future for dollar cost averaging.

Dollar cost averaging transfers may not be made to or from the fixed account.

Dollar cost averaging may not be elected at the same time that the special Dollar Cost Averaging option or the automatic asset rebalancing is in effect.

SPECIAL DOLLAR COST AVERAGING OPTION

When you apply for the policy, you may elect to allocate the entire initial premium to either the six or twelve month special Dollar Cost Averaging account of the fixed account. The initial premium will be credited with interest at a guaranteed fixed rate. Amounts will then be transferred from the special Dollar Cost Averaging account to the variable sub-accounts pro rata on a monthly basis for six or twelve months (depending on the option you select) in the allocations you specified when you applied for the policy. The four transfers per year limit does not apply to the special Dollar Cost Averaging option.

Amounts from the sub-accounts and/or fixed account may not be transferred into the special Dollar Cost Averaging accounts. In addition, if you request a transfer (other than a Dollar Cost Averaging transfer) or a withdrawal from a special Dollar Cost Averaging account, any amounts remaining in the special account will be transferred to the variable sub-accounts according to your original allocation instructions. The special Dollar Cost Averaging option will end and cannot be reelected.

AUTOMATIC ASSET REBALANCING

After premiums have been allocated among the variable sub-accounts, the performance of each variable sub-account may cause proportions of the values in the variable sub-accounts to vary from the percentages which you initially defined. You may instruct us to automatically rebalance the amounts in the variable account by reallocating amounts among the variable sub-accounts, at the time, and in the percentages, specified in your instructions to us and accepted by us. You may elect to have the rebalancing done on an annual, semi-annual or quarterly basis. You may elect to have amounts allocated among the variable sub-accounts using whole percentages The fixed account cannot be rebalanced.

You may elect to establish, change or terminate the automatic asset rebalancing by submitting a request to our Service Center in a form and manner acceptable to us. Automatic asset rebalancing currently will not count towards the number of transfers without charge in a policy year. We reserve the right to discontinue the automatic asset rebalancing service at any time for any reason. There is currently no charge for the automatic asset rebalancing service. We may charge for this service in the future, and may count the transfers toward those allowed without charge.

Automatic asset rebalancing may not be elected at the same time that dollar cost averaging is in effect.

AFTER THE ANNUITY DATE

If a variable payment option is elected, you may make transfers among variable sub-accounts after the annuity date by giving a written request to our Service Center, subject to the following provisions:

a) you may not make any more than four transfers per policy year after the annuity date; and

b) the minimum amount transferred from one variable sub-account to another is the amount supporting a current $50 monthly payment.

Transfers among variable sub-accounts after the annuity date will be processed based on the formula outlined in the appendix in the Statement of Additional

Information. No transfers are allowed into or out of the fixed account.

CASH WITHDRAWALS

If you own a non-qualified policy, you may withdraw all or part of the cash surrender value at any time before the annuity date by giving a written request to our Service Center. For qualified policies, you should refer to the terms of the particular retirement plan or arrangement for any additional limitations or restrictions, including prohibitions, on cash withdrawals.

The cash surrender value is equal to the policy value, minus any policy fee, and minus any contingent deferred sales load and applicable premium tax charges. A full surrender will result in a cash withdrawal payment equal to the cash surrender value at the end of the valuation period during which the election is received. It must be received along with all completed forms required at that time by us. No surrenders or withdrawals may be made after the annuity date. Partial withdrawals must be at least $1,000.

In the case of a partial withdrawal, you may direct our Service Center to withdraw amounts from specific variable sub-accounts and/or from the fixed account. If you do not specify, the withdrawal will be taken pro rata from the policy value.

A partial withdrawal request cannot be fulfilled if it would reduce your policy value to less than $2,000. In such instances, you will be notified.

We will generally process any withdrawal requests, including surrender requests, as of the end of the valuation period during which the request and all completed forms are received. We will pay any cash withdrawal, settlement option payment or lump sum death benefit due from the variable account and process of any transfers within seven days from the date we receive your request. However, we may postpone such payment if:

o the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

o an emergency exists as defined by the Commission, or the Commission requires that trading be restricted; or

o        the Commission permits a delay for the protection of owners.

The withdrawal request will be effective when we receive all required withdrawal request forms. Payments to you for any monies derived from a premium which you made by check may be delayed until your check has cleared your bank.

We may delay payment of any withdrawal from the fixed account for up to six months after we receive the request for such withdrawal. If we delay payment for more than 30 days, we will pay interest on the withdrawal amount up to the date of payment.

Since you assume the investment risk for all amounts in the variable account and because certain withdrawals are subject to a contingent deferred sales load and other charges, the total amount paid upon surrender of your policy may be more or less than the total premiums.

You may elect, under the systematic withdrawal option or automatic payout option, but not both, to withdraw certain amounts on a periodic basis from the variable sub-accounts before the annuity date.

The tax consequences of a withdrawal or surrender are discussed later in this prospectus, including that withdrawals and surrenders may be taxable and, if taken before age 59 1/2, subject to the 10% federal tax penalty.

SYSTEMATIC WITHDRAWAL OPTION

Before the annuity date, you may elect to have withdrawals automatically made from one or more variable sub-accounts on a monthly basis. Other distribution modes may be permitted. The withdrawals will not begin until the later of:

a)       30 days after the policy effective date; or

b)       the end of the free look period.

Withdrawals will be from the variable sub-accounts and/or the fixed account in the percentage allocations that you specify. Unless you specify otherwise, withdrawals will be pro rata from policy value. You cannot make systematic withdrawals from a variable sub-account from which dollar cost averaging transfers are being made. Likewise, systematic withdrawals cannot be used at the same time that the automatic payout option is in effect. To be eligible for the systematic withdrawal option, the policy value must be at least $12,000 at the time of election. The minimum monthly amount that can be withdrawn is $100. Currently you can elect any amount over $100 to be withdrawn systematically.

You may also make partial withdrawals while receiving systematic withdrawals.

If the total of all withdrawals (systematic, automatic or partial) in a policy year exceeds the allowed amount to be withdrawn without charge for that year, your policy value will be charged any contingent deferred sales load that may apply.

The withdrawals will continue indefinitely unless you terminate them. If you choose to terminate this option, you may not elect to use it again until the end of the next 12 full months.

We reserve the right to impose an annual fee of up to $25 for processing payments under this option. This fee, which is currently waived, will be deducted in equal installments from each systematic withdrawal during a policy year.

Systematic withdrawals may be taxable and, before age 59 1/2, subject to a 10% federal tax penalty.

AUTOMATIC PAYOUT OPTION

Before the annuity date, for certain policies other than Roth IRAs, you may elect the automatic payout option, or APO, to satisfy minimum distribution requirements under the following sections of the Code:

o        401(a)(9);

o        403(b); and

o        408(b)(3).

For IRAs and SEP/IRAs, this option may be elected no earlier than six months before the calendar year in which you attain age 70 1/2. Payments may not begin earlier than January of such calendar year.

For other qualified policies, APO can be elected no earlier than six months before the later of:

a)       when you attain age 70 1/2; or

b)       when you retire from employment.

Additionally, APO withdrawals may not begin before the later of:

a)       30 days after the policy effective date; or

b)       the end of the free look period.

APO may be elected in any calendar month, but no later than the month of your 84th birthday.

OTHER AUTOMATIC PAYOUT OPTION INFORMATION. Withdrawals will be from the variable sub-accounts and/or the fixed account you designate and in the percentage allocations you specify. If you do not indicate otherwise, withdrawals will be pro rata from policy value. If you take a withdrawal from a variable sub-account from which you have designated that dollar cost averaging transfers be made, then the dollar cost averaging option will terminate. The calculation of the APO amount will reflect the total policy value although the withdrawals are only from the variable sub-accounts. This calculation and APO are based solely on the value in this policy.

To be eligible for this option, you must meet the following conditions:

a) your policy value must be at least $12,000 at the time at which you select this option; and

b) the annual withdrawal amount is the larger of the required minimum distribution under Code Sections 401(a)(9), 403(b), or 408(b)(3), or $500.

These conditions may change. Currently, withdrawals under this option are only paid annually.

The withdrawals will continue indefinitely unless you terminate them. If there are insufficient amounts in the variable account to make a withdrawal, this option generally will terminate. Once terminated, APO may not be elected again.

DEATH BENEFIT

If an owner dies before the annuity date and any owner is under age 85, the death benefit will be equal to the greatest of:

a)       the policy value; and

b) the sum of all premiums, less withdrawals taken, including any contingent deferred sales load and the applicable premium tax charges; and
c) the highest policy value on any policy anniversary before the earlier of the owner's or joint owner's 85th birthday, plus premiums paid since that policy anniversary, less withdrawals taken since that policy anniversary, including any contingent deferred sales load and applicable premium tax charges.

If an owner dies before the annuity date and after either owner's 85th birthday, the death benefit will be the greater of:

a)       the policy value; and

b) the total of all premiums not previously withdrawn, less withdrawals taken, including applicable contingent deferred sales loads and applicable premium tax charges.

For purposes of calculating the death benefit, the policy value is determined as of the date the benefit is paid.

If the owner is not a natural person, such as a trust, corporation or other legal entity, an annuitant's death will be treated as the death of an owner for purposes of the death benefit.

PAYMENT OF DEATH BENEFIT

We will generally pay the death benefit when we receive proof of death of an owner. Once we receive this proof, and the beneficiary has selected a method of settlement, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information to make the payment.

The death benefit will be determined as of the end of the valuation period during which our Service Center receives:

a)       proof of death of the owner or joint owner; and

b) the written notice of the settlement option elected by the person to whom the death benefit is payable.

If no settlement method is elected, the death benefit will be a lump sum distributed within five years after an owner's death. No contingent deferred sales load will apply.

Until the death benefit is paid, the policy value allocated to the variable account fluctuates with investment performance of the applicable portfolios. For this reason, the amount of the death benefit depends on the policy value at the time the death benefit is paid, not at the time of death.

DESIGNATION OF BENEFICIARIES

You may select one or more beneficiaries by designating the person or persons to receive the amounts payable under the policy. The persons you designate will receive the percentage you establish if:

o        you die before the annuity date and there is no joint owner; or

o you die after the annuity date and settlement option payments have begun under a selected settlement option that guarantees payments for a certain period of time.

If a beneficiary dies before the owner, that beneficiary's interest in the annuity will end upon his or her death.

A beneficiary may be named or changed at any time in a form and manner acceptable to us. Any change made to an irrevocable beneficiary must also include the written consent of the beneficiary, except as otherwise required by law.

If more than one beneficiary is named, each named beneficiary will share equally in any benefits or rights granted by the policy unless the owner gives us other instructions at the time the beneficiaries are named.

We may rely on any affidavit by any responsible person in determining the identity or non-existence of any beneficiary not identified by name.

DEATH OF OWNER OR JOINT OWNER BEFORE THE ANNUITY DATE

If the owner or joint owner dies before the annuity date, we will pay the death benefit as specified in this section. The entire death benefit must be distributed within five years after the owner's death. If the owner is not an individual, an annuitant's death will be treated as the death of the owner as provided in Code Section 72 (s)(6). The policy will remain in force with the annuitant's surviving spouse as the new annuitant, however, if:

o        the policy is owned by a trust; and

o the beneficiary is either the annuitant's surviving spouse, or a trust holding the policy solely for the benefit of such spouse.

The manner in which we will pay the death benefit depends on the status of the persons involved in the policy. The death benefit will be payable to the first person from the applicable list below:

If the owner is the annuitant:

o        the joint owner, if any; or

o        the beneficiary, if any

If the owner is not the annuitant:

o        the joint owner, if any; or

o        the beneficiary, if any; or

o        the annuitant; or

o        the joint annuitant; if any.

If the death benefit is payable to the owner's surviving spouse, or to a trust for the sole benefit of such surviving spouse, we will continue the policy with the owner's spouse as the new annuitant (if the owner was the annuitant) and the new owner (if applicable), unless such spouse selects another option as provided below.

If the death benefit is payable to someone other than the owner's surviving spouse, we will pay the death benefit in a lump sum payment to, or for the benefit of, such person within five years after the owner's death, unless such person or persons selects another option as provided below.

In lieu of the automatic form of death benefit specified above, the person or persons to whom the death benefit is payable may elect to receive it:

o        in a lump sum; or

o as settlement option payments, provided the person making the election is an individual. Such payments must begin within one year after the owner's death and must be in equal amounts over a period of time not extending beyond the individual's life or life expectancy.


Election of either option must be made no later than 60 days before the one-year anniversary of the owner's death. Otherwise, the death benefit will be settled under the appropriate automatic form of benefit specified above.

If the person to whom the death benefit is payable dies before the entire death benefit is paid, we will pay the remaining death benefit in a lump sum to the payee named by such person or, if no payee was named, to such person's estate.

If the death benefit is payable to a non-individual, subject to the special rule for a trust for the sole benefit of a surviving spouse, we will pay the death benefit in a lump sum within one year after the owner's death.

IF THE ANNUITANT DIES BEFORE THE ANNUITY DATE

If an owner and an annuitant are not the same individual and the annuitant, or the last of joint annuitants, dies before the annuity date, the owner will become the annuitant until a new annuitant is selected.

DEATH AFTER THE ANNUITY DATE

If an owner or the annuitant dies after the annuity date, any amounts payable will continue to be distributed at least as rapidly as under the settlement and payment option then in effect on the date of death.

Upon the owner's death after the annuity date, any remaining ownership rights granted under the policy will pass to the person to whom the death benefit would have been paid if the owner had died before the annuity date, as specified above.

SURVIVAL PROVISION

The interest of any person to whom the death benefit is payable who dies at the time of, or within 30 days after, the death of the owner will also terminate if no benefits have been paid to such beneficiary, unless the owner had given us written notice of some other arrangement.

CHARGES, FEES AND DEDUCTIONS

No deductions are currently made from premiums, although we reserve the right to charge for any applicable premium tax charges. Therefore, the full amount of the premiums are invested in one or more of the variable sub-accounts and/or the fixed account.

CONTINGENT DEFERRED SALES LOAD/
SURRENDER CHARGE

No deduction for sales charges is made from premiums at the time they are made. However, a contingent deferred sales load, or surrender charge, of up to 6% of premiums may be imposed on certain withdrawals or surrenders. This charge is designed to partially cover certain expenses incurred by us relating to the sale of the policy, including commissions paid to salespersons, the costs of preparation of sales literature and other promotional costs and acquisition expenses.

The contingent deferred sales load/surrender charge percentage varies according to the number of years between when a premium was credited to the policy and when the withdrawal is made. The amount of this charge is determined by multiplying the amount withdrawn that is subject to the charge by the contingent deferred sales load percentage according to the following table. In no event will the total contingent deferred sales load/surrender charge assessed against the policy exceed 6% of the total premiums.

                                    CONTINGENT
                                     DEFERRED
NUMBER OF YEARS                  SALES LOAD AS A
SINCE RECEIPT OF                  PERCENTAGE OF
PREMIUM                              PREMIUM
-------                              -------
Less than 2 years                       6%
2 years but less than 3 years           5%
3 years but less than 4 years           5%
4 years but less than 5 years           4%
5 years but less than 6 years           4%
6 years but less than 7 years           2%
7 years or more                         0%

FREE WITHDRAWALS-ALLOWED AMOUNT

Beginning 30 days after the policy effective date, or the end of the free look period, if later, you may make a withdrawal up to the allowed amount without incurring a contingent deferred sales load/surrender charge each policy year before the annuity date.

For policies purchased on or after December 8, 1999, the allowed amount each policy year is equal to:

a)       during the first policy year, the greater of:

o        accumulated earnings not previously withdrawn; or

o        15% of the total premiums received as of the date of withdrawal; and

b)       after the first policy year, the greater of:

o        accumulated earnings not previously withdrawn; or

o 15% of premiums received less than seven years old, determined as of the last policy anniversary.

Withdrawals will be made first from earnings and then from premiums on a first-in/first-out basis. If an allowed amount is not withdrawn during a policy year, it does not carry over to the next policy year.

Premiums not previously withdrawn that have been held at least seven full policy years and accumulated earnings, if any, not previously withdrawn may be withdrawn without charge.

For policies purchased before December 8, 1999, the allowed amount each policy year is equal to:

o 15% of the total premiums received during the last seven years determined as of the last policy anniversary; minus

o        any withdrawals during the present policy year.

In the first policy year, the 15% will be applied to total premiums received at the time of the first withdrawal.

Withdrawals will be made first from premiums on a first-in/first-out basis and then from earnings. If the allowed amount is not fully withdrawn or paid out during a policy year, it does not carry over to the next policy year.

Premiums not previously withdrawn that have been held at least seven full policy years and accumulated earnings, if any, not previously withdrawn may be withdrawn without charge.

OTHER FREE WITHDRAWALS

In addition, no contingent deferred sales load is assessed:

o upon annuitization after the first policy year to an option involving life contingencies; or


o        upon payment of the death benefit before the annuity date.

Any applicable contingent deferred sales load will be deducted from the amount requested for both partial withdrawals, including withdrawals under the systematic withdrawal option or the APO, and full surrenders, unless you elect to add the amount of the applicable load to the amount requested for a partial withdrawal to cover the applicable contingent deferred sales load.

ADMINISTRATIVE CHARGES

POLICY FEE. At the end of each policy year and before the annuity date, we deduct an annual policy fee as partial compensation for expenses relating to the issue and maintenance of the policy and the variable account. The annual policy fee is equal to the lesser of $30 or 2% of the policy value. If the policy is surrendered, the policy fee, unless waived, will be deducted from a full surrender before the application of any contingent deferred sales load. The policy fee will be deducted on a pro rata basis, based on values, from the policy value. The fee deductions will be based on both the variable sub-accounts and the fixed account. We will waive the policy fee for a policy year if the policy value exceeds $50,000 on the last business day of that policy year or as of the date you surrender the policy.

ANNUITY FEE. After the annuity date, we deduct an annual annuity fee of $30 to help cover processing costs. This fee will be deducted in equal amounts from each variable payment made during the year. This fee is $2.50 each month if monthly payments are made. This fee will not be changed. No annuity fee will be deducted from fixed payments. This fee may be waived.

ADMINISTRATIVE EXPENSE CHARGE. We also make a daily deduction for the administrative expense charge from the variable account before the annuity date at an effective current annual rate of 0.15% of assets held in each variable sub-account to reimburse us for administrative expenses. We have the ability in most states to increase or decrease this charge, but the charge is guaranteed not to exceed 0.35%. We will provide 30 days written notice of any change in fees. The administrative charges do not bear any relationship to the actual administrative costs of a particular policy. The administrative expense charge is reflected in the variable accumulation or variable annuity unit values for each variable sub-account.
MORTALITY AND EXPENSE RISK CHARGE

Before the annuity date, we deduct a charge for bearing certain mortality and expense risks under the policies. This is a daily charge at an effective annual rate of 1.20% of the assets in the variable account. We guarantee that this charge of 1.20% will never increase. The mortality and expense risk charge is reflected in the variable accumulation and variable annuity unit values for each variable sub-account.

Variable accumulated values and variable settlement option payments are not affected by changes in actual mortality experience incurred by us. The mortality risks assumed by us arise from our contractual obligations to make settlement option payments determined in accordance with the settlement option tables and other provisions contained in the policy and to pay death benefits before the annuity date.

The expense risk assumed by us is the risk that our actual expenses in administering the policies and the variable account will exceed the amount recovered through the administrative expense charge, policy fees, transfer fees and any fees imposed for certain options and services.

If the mortality and expense risk charge is insufficient to cover actual costs and risks assumed, we will bear these losses. If this charge is more than sufficient, any excess will accrue to us. Currently, we expect a profit from this charge.

We anticipate that the contingent deferred sales load will not generate sufficient funds to pay the cost of distributing the policies. To the extent that the contingent deferred sales load is insufficient to cover the actual cost of policy distribution, the deficiency will be met from our general corporate assets which may include amounts, if any, derived from the mortality and expense risk charge.

PREMIUM TAX CHARGES

New York currently has no premium tax or retaliatory tax. If New York imposes these taxes in the future, or if you become a resident of a state where such taxes apply, we reserve the right to deduct a charge for these premium taxes from premium payments, from amounts withdrawn, or from amounts applied on the annuity date.



TRANSFER FEE

We currently impose a fee for each transfer in excess of the first 18 in a single policy year. We will deduct the charge from the amount transferred. This fee is $10 and will be used to help cover our costs of processing transfers. We reserve the right to waive this fee or to not count transfers under certain options and services as part of the number of allowed annual transfers without charge.

OPTION AND SERVICE FEES

We reserve the right to impose reasonable fees for administrative expenses associated with processing certain options and services. These fees would be deducted from each use of the option or service during a policy year.

TAXES

No charges are currently made for taxes. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the policies.

PORTFOLIO EXPENSES

The value of the assets in the variable account reflects the value of portfolio shares and therefore the fees and expenses paid by each portfolio. For more information, see the portfolios' prospectuses.

SALES IN SPECIAL SITUATIONS

We may sell the policies in special situations that are expected to involve reduced expenses for us. These instances may include sales:

o        in certain group arrangements, such as employee savings plans;

o to current or former officers, directors and employees, and their families, of Transamerica and its affiliates;

o to officers, directors, and employees, and their families, and the portfolios' investment advisers and their affiliates; or

o to officers, directors, employees and sales agents also known as registered representatives, and their families, and broker-dealers and other financial institutions that have sales agreements with us to sell the policies.

In these situations:

a)       the contingent deferred sales load may be reduced or waived;

b) the mortality and expense risk charge or administration charges may be reduced or waived; and/or

c) certain amounts may be credited to the policy value (for examples, amounts related to commissions or sales compensation otherwise payable to a broker-dealer may be credited to the policy value.

These reductions in fees or charges or credits to policy value will not unfairly discriminate against any policy owner. These reductions in fees or charges or credits to policy value may be taxable and treated as premiums for purposes of income tax and any possible premium tax charge.

DISTRIBUTION OF THE POLICY

Transamerica Securities Sales Corporation (TSSC), is the principal underwriter of the policies under a Distribution Agreement with Transamerica. TSSC may also serve as an underwriter and distributor of other policies issued through the variable account and certain other separate accounts of Transamerica and affiliates of Transamerica. TSSC is an indirect wholly-owned subsidiary of Transamerica Corporation, a subsidiary of AEGON, N.V. TSSC is registered with the Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). Its principal offices are located at 1150 South Olive Street, Los Angeles, California 90015. TSSC may enter into sales agreements with broker/dealers to solicit applications for the policies through registered representatives who are licensed to sell securities and variable insurance products.

Under the Sales Agreements, TSSC will pay broker-dealers compensation based on a percentage of each premium. The percentage may be up to 5.75%, and in certain situations additional amounts for marketing allowances, production bonuses, service fees, sales awards and meetings, and asset based trailer commissions may be paid. The compensation amounts paid broker-dealers by TSSC are not deducted directly from or directly reduce a policy's value.
SETTLEMENT OPTION PAYMENTS

ANNUITY DATE

The annuity date is the date that the annuitization phase of the policy begins. On the annuity date, we will apply the annuity amount, defined below, to provide payments under the settlement option you select. You select the annuity date which you may change from time to time by giving notice to our Service Center in a form and manner acceptable to us. Notice of each change must be received by our Service Center at least 30 days before the then-current annuity date. The annuity date cannot be earlier than the first policy anniversary except for certain qualified policies.

The latest annuity date which may be elected is the first day of the calendar month immediately preceding the month of the annuitant's or joint annuitants' 85th birthday.

The annuity date must be the first day of a calendar month. The first settlement option payment will be on the first day of the month immediately following the annuity date. Certain qualified policies may have restrictions as to the annuity date and the types of settlement options available.

ANNUITY AMOUNT

The annuity amount is the policy value, minus any applicable contingent deferred sales load and any applicable premium tax charges. Any contingent deferred sales load will be waived if the settlement option payments involve life contingencies and begin on or after the first policy anniversary.

If the amount of the monthly payment from the settlement option you selected would result in a monthly settlement option payment of less than $20, or if the annuity amount is less than $2,000, we reserve the right to offer a less frequent mode of payment or pay the cash surrender value in a cash payment. Monthly settlement option payments from the variable payment option will further be subject to a minimum monthly payment of $50 from each variable sub-account from which such payments are made.

SETTLEMENT OPTION PAYMENTS

You may choose from the settlement options below. We may consent to other plans of payment before the annuity date. For settlement options involving life contingencies, the actual age and/or sex of the annuitant, or a joint annuitant will affect the amount of each payment. Sex-distinct rates generally are not allowed under certain qualified policies and in some jurisdictions. We reserve the right to ask for satisfactory proof of the annuitant's or joint annuitant's age. We may delay settlement option payments until satisfactory proof is received. Since payments to older annuitants are expected to be fewer in number, the amount of each annuity payment shall be greater for older annuitants than for younger annuitants.

You may choose from the two payment options described below. The annuity date and settlement options available for qualified policies may also be controlled by endorsements, the plan or applicable law.

ELECTION OF SETTLEMENT OPTION FORMS AND
PAYMENT OPTIONS

Before the annuity date, and while the annuitant is living, you may, by written request, change the settlement option or payment option. The request for change must be received by our Service Center at least 30 days before the annuity date. In the event that a settlement option form and payment option is not selected at least 30 days before the annuity date, we will make settlement option payments according to the 120 month period certain and life settlement option and the applicable provisions of the policy.

PAYMENT OPTIONS

You may elect a fixed or a variable payment option, or a combination of both, in 25% increments of the annuity amount.

Unless specified otherwise, the annuity amount in the variable account will be used to provide a variable payment option and the amount in the fixed account will be used to provide a fixed payment option. In this event, the initial allocation of variable annuity units for the variable sub-accounts will be in proportion to the policy value in the variable sub-accounts on the annuity date.

FIXED PAYMENT OPTION

A fixed payment option provides for payments which will remain constant according to the terms of the settlement option you select. If you select a fixed payment option, the portion of the annuity amount used to provide that payment option will be transferred to the general account assets of Transamerica. The amount of payments will be established by the fixed settlement option which you select and by the age and sex, if sex-distinct rates are allowed by law, of the annuitants. Payment amounts will not reflect investment performance after the annuity date. The fixed payment amounts are determined by applying the fixed settlement option purchase rate, which is specified in the policy, to the portion of the annuity amount applied to the payment option. Payments may vary after the death of an annuitant under some options; the amounts of variances are fixed on the annuity date.

VARIABLE PAYMENT OPTION

A variable payment option provides for payments that vary in dollar amount, based on the investment performance of the selected variable sub-accounts. The variable settlement option purchase rate tables in the policy reflect an assumed, but not guaranteed, annual interest rate of 5.35%. If the actual net investment performance of the variable sub-accounts is less than 5.35%, then the dollar amount of the actual payments will decrease. If the actual net investment performance of the variable sub-accounts is higher than 5.35%, then the dollar amount of the actual payments will increase. If the net investment performance exactly equals the 5.35% rate, then the dollar amount of the actual payments will remain constant. We may offer other assumed annual interest rates.

Variable payments will be based on the variable sub-accounts you select, and on the monies which you allocate among them.

For further details as to the determination of variable payments, see the Statement of Additional Information.

SETTLEMENT OPTION FORMS

As owner, you may choose any of the settlement option forms described below. Subject to our approval, you may select any other settlement option forms offered by us in the future.

1. Life Annuity. Payments start on the first day of the month immediately following the annuity date, if --------------------- the annuitant is living. Payments end with the payment due just before the annuitant's death. There is no death benefit. It is possible that no payment will be made if the annuitant dies after the annuity date but before the first payment is due; only one payment will be made if the annuitant dies before the second payment is due, and so forth.

2. Life and Contingent Annuity. Payments start on the first day of the month immediately following the annuity --------------------------- date, if the annuitant is living. Payments will continue for as long as the annuitant lives. After the annuitant dies, payments will be made to the contingent annuitant for as long as the contingent annuitant lives. The continued payments can be in the same amount as the original payments, or in an amount equal to one-half or two-thirds thereof. Payments will end with the payment due just before the death of the contingent annuitant. There is no death benefit after both die. If the contingent annuitant does not survive the annuitant, payments will end with the payment due just before the death of the annuitant. It is possible that no payments or very few payments will be made, if the annuitant and contingent annuitant die shortly after the annuity date.

     The written request for this form must:

a)       name the contingent annuitant; and

b)       state the percentage of payments to be made after the annuitant dies.

     Once payments start under this settlement option form, the person named as contingent annuitant for purposes of being the measuring life, may not be changed. We will require proof of age for the annuitant and for the contingent annuitant before payments start.

3. Life Annuity With Period Certain. Payments start on the first day of the month immediately following the -------------------------------- annuity date, if the annuitant is living. Payments will be made for the longer of:

a)       the annuitant's life; or

b)       the period certain

     The period certain may be 120, 180 or 240 months.

     If the annuitant dies after all payments have been made for the period certain, payments will cease with the payment that is paid just before the annuitant dies. No death benefit will then be payable to the beneficiary. If the annuitant dies during the period certain, the rest of the period certain payments will be made to the beneficiary, unless you provide otherwise.

    The written request for this form must:

a)       state the length of the period certain; and

b)       name the beneficiary.

4. Joint and Survivor Annuity. Payments will be made starting on the first day of the month immediately following the annuity date, if and for as long as the annuitant and joint annuitant are living. After the annuitant or joint annuitant dies, payments will continue as long as the survivor lives. Payments end with the payment due just before the death of the survivor. The continued payments can be in the same amount as the original payments, or in an amount equal to one-half or two-thirds thereof. It is possible that no payments or very few payments will be made under this arrangement if the annuitant and joint annuitant both die shortly after the annuity date.

     The written request for this form must:

a)       name the joint annuitant; and

b)   state the percentage of continued payments to be made upon the first death.

     Once payments start under this settlement option form, the person named as joint annuitant, for the purpose of being the measuring life, may not be changed. We will need proof of age for the annuitant and joint annuitant before payments start.

5. Other Forms of Payment. We can provide benefits under any other settlement option not described in this section as long as we agree to these options and they comply with any applicable state or federal law or regulation. Requests for any other settlement option must be made in writing to our Service Center at least 30 days before the annuity date.

After the annuity date:

a) you will not be allowed to make any changes in the settlement option and payment option;


b)       no additional premiums will be accepted under the policy; and

c) no further withdrawals will be allowed for fixed payment options or for variable payment options under which payments are being made based on life contingencies.

As the owner of a non-qualified policy, you may, at any time after the policy date, write to us at our Service Center to change the payee of benefits being provided under the policy. The effective date of change in payee will be the later of:

a)       the date we receive the written request for such change; or

b)       the date specified by you.

As the owner of a qualified policy, you may not change payees, except as permitted by the retirement plan, arrangement or federal law.

FEDERAL TAX MATTERS

INTRODUCTION

The following discussion is a general description of federal tax considerations for U.S. persons relating to the policy and is not intended as tax advice. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the policy. If you are concerned about these tax implications, you should consult a competent tax adviser before initiating any transaction. This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service, or IRS. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws. If a prospective owner is not a U.S. person, see Policies Purchased by Nonresident Aliens and Foreign Corporations below.

The policy may be purchased on a non-tax qualified basis, as a non-qualified policy, or purchased and used in connection with plans or arrangements qualifying for special tax treatment as a qualified policy. Qualified policies are designed for use in connection with plans or arrangements entitled to special income tax treatment under Code Sections 401, 403(b), 408 and 408A. The ultimate effect of federal income taxes on the amounts held under a policy, on settlement option payments, and on the economic benefit to the owner, the annuitant, or the beneficiary may depend on:

o the type of retirement plan or arrangement for which the policy is purchased;

o        the tax and employment status of the individual concerned; or

o        our tax status.

In addition, certain requirements must be satisfied when purchasing a qualified policy with proceeds from a tax qualified retirement plan or other arrangement. Certain requirements must also be met when receiving distributions from a qualified policy, in order to continue receiving favorable tax treatment. Therefore, purchasers of qualified policies should seek competent legal and tax advice regarding the suitability of the policy for their individual situation, the applicable requirements, and the tax treatment of the rights and benefits of the policy. The following discussion is based on the assumption that the policy qualifies as an annuity for federal income tax purposes and that all premiums made to qualified policies are in compliance with all requirements under the Code and the specific retirement plan or arrangement.

PREMIUMS

At the time the initial premium is paid, as prospective purchaser, you must specify whether you are purchasing a non-qualified policy or a qualified policy. If the initial premium is derived from an exchange, transfer, conversion or surrender of another annuity policy, we may require that the prospective purchaser provide information regarding the federal income tax status of the previous annuity policy. We require that persons purchase separate policies if they desire to invest monies qualifying for different annuity tax treatment under the Code. Each such separate policy requires the minimum initial premium previously described. Additional premiums under a policy must qualify for the same federal income tax treatment as the initial premium under the policy. We will not accept an additional premium under a policy if the federal income tax treatment of such premium would be different from that of the initial premium.



TAXATION OF ANNUITIES

IN GENERAL. Code Section 72 governs taxation of annuities in general. We believe that an owner who is a natural person generally is not taxed on increases in the value of a policy until distribution occurs by withdrawing all or part of the policy value for example, via withdrawals or settlement option payments. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value, and in the case of a qualified policy, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

The owner of any policy who is not a natural person generally must include in income any increase in the excess of the policy value over the "investment in the policy" during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a competent tax adviser.

The following discussion generally applies to a policy owned by a natural person.

WITHDRAWALS.   For  non-qualified  policies,   partial  withdrawals,   including
withdrawals under the systematic withdrawal option, are generally treated as taxable income to the extent that the policy value immediately before the withdrawal exceeds the investment in the policy at that time. The investment in the policy generally equals the amount of non-deductible premiums made.

For withdrawals from qualified policies, including withdrawals under the systematic withdrawal option or the automatic payout option, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the policy to the individual's total accrued benefit under the retirement plan or arrangement. The investment in the policy generally equals the amount of non-deductible premiums made by or on behalf of any individual. For certain qualified policies, the investment in the policy can be zero. Special tax rules applicable to certain distributions from qualified policies are discussed below, under Qualified Policies.

Full surrenders are treated as taxable income to the extent that the amount received exceeds the investment in the policy.


SETTLEMENT OPTION PAYMENTS. Although the tax consequences may vary depending on the settlement option elected under the policy, in general a ratable portion of each payment that represents the amount by which the policy value exceeds the investment in the policy will be taxed based on the ratio of the investment in the policy to the total benefit payable. After the investment in the policy is recovered, the full amount of any additional settlement option payments is taxable.

For variable payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the policy by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her investment in the policy.

For fixed payments, in general there is no tax on the portion of each payment which represents the same ratio that the investment in the policy bears to the total expected value of the payments for the term selected. However, the remainder of each settlement option payment is taxable. Once the investment in the policy has been fully recovered, the full amount of any additional settlement option payments is taxable. If settlement option payments cease as a result of an annuitant's death before full recovery of the investment in the policy, consult a competent tax adviser regarding deductibility of the unrecovered amount.

WITHHOLDING. The Code requires us to withhold federal income tax from withdrawals. However, except for certain qualified policies, an owner will be entitled to elect, in writing, not to have tax withholding apply. Withholding applies to the portion of the distribution which is includible in income and subject to federal income tax. The federal income tax withholding rate is 10%, or 20% in the case of certain qualified plans, of the taxable amount of the distribution. Withholding applies only if the taxable amount of the distribution is at least $200. Some states also require withholding for state income taxes.

The withholding rate varies according to the type of distribution and the owner's tax status. Eligible rollover distributions from Section 401(a) plans and Section 403(b) tax sheltered annuities are subject to mandatory federal income tax withholding at the rate of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except for certain distributions or settlement option payments made in a specified form. The 20% mandatory withholding does not apply, however, for certain direct rollovers to other plans or arrangements.

The federal income tax withholding rate for a distribution that is not an eligible rollover distribution is 10% of the taxable amount of the distribution.

If distributions are delivered to foreign countries, federal income tax will generally be withheld at a 10% rate unless you certify to us that you are not a U.S. citizen residing abroad or a tax avoidance expatriate as defined in Code
Section 877. Such certification may result in mandatory withholding of federal income taxes at a different rate.

PENALTY TAX. A federal income tax penalty equal to 10% of the amount treated as taxable income may be imposed. In general, however, there is no penalty tax on distributions:

a)       made on or after the date on which the owner attains age 59 1/2;

b)       made as a result of death or disability of the owner; or

c) received in substantially equal periodic payments as a life annuity or a joint and survivor annuity for the life(ves) or life expectancy(ies) of the owner and a designated beneficiary.

Other exceptions to the tax penalty may apply to certain distributions from a qualified policy.

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from the policy because of the death of an owner. Generally such amounts are includible in the income of the recipient as follows:

a) if distributed in a lump sum, they are taxed in the same manner as a full surrender as described above; or

b) if distributed under a settlement option, they are taxed in the same manner as settlement option payments, as described above.

For these purposes, the investment in the policy is not affected by the owner's death. That is, the investment in the policy remains the amount of any premiums paid which are not excluded from gross income.

TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF THE POLICY. For non-qualified policies, a transfer of ownership of a policy, the designation of an annuitant, payee, or other beneficiary who is not also the owner, or the exchange of a policy may result in certain tax consequences to the owner that are not discussed herein. An owner contemplating any such designation, transfer, assignment, or exchange should contact a competent tax adviser with respect to the potential tax effects of such a transaction. Qualified policies may not be assigned or transferred, except as permitted by the Code or ERISA.

MULTIPLE POLICIES. All deferred non-qualified policies that are issued by Transamerica or its affiliates to the same owner during any calendar year are treated as one policy for purposes of determining the amount includible in gross income under Code Section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of policies or otherwise. Congress has also indicated that the Treasury Department may have authority to treat the combination purchase of an immediate annuity policy and separate deferred annuity policies as a single annuity policy under its general authority to prescribe rules that may be necessary to enforce the income tax laws.

QUALIFIED POLICIES

IN GENERAL. The qualified policies are designed for use with several types of retirement plans and arrangements. The tax rules applicable to participants and beneficiaries in retirement plans or arrangements vary according to the type of plan and the terms and conditions of the plan. Special tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions before age 59 1/2, subject to certain exceptions; distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances.

We make no attempt to provide more than general information about use of the policies with the various types of retirement plans. Owners and participants under retirement plans, as well as annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under qualified policies may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy (including any endorsements) issued in connection with such a plan. Some retirement plans are subject to distribution and other requirements that are not incorporated in the administration of the policies. Owners are responsible for determining that contributions and other transactions with respect to the policies satisfy applicable law. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

For qualified plans under Section 401(a), 403(a) and 403(b), the Code requires that distributions generally must begin no later than the later of April 1 of the calendar year following the year in which the owner:

a)       reaches age 70 1/2; or

b)       retires.

If the plan participant is a 5 percent owner, as defined in the Code, distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the participant reaches age 70 1/2.

For IRAs and SEP/IRAs described in Section 408, distributions generally must begin no later than the later of April 1 of the calendar year following the calendar year in which the owner or plan participant reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the owner's death.

QUALIFIED PENSION AND PROFIT SHARING PLANS. Code Section 401(a) permits employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of the policy in order to provide retirement savings under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this policy is assigned or transferred to any individual as a means to provide benefits payments. If you are buying a policy for use with such plans, you should seek competent advice. Advice you receive should address the suitability of the proposed plan documents and the policy to your specific needs.

INDIVIDUAL RETIREMENT ANNUITIES (IRA), SIMPLIFIED EMPLOYEE PLANS (SEP) AND ROTH IRAS. The sale of a policy for use with any IRA may be subject to special disclosure requirements of the IRS, which are included as APPENDIX E - DISCLOSURE STATEMENT - Individual Retirement Annuities. If you purchase a policy for use with an IRA, you will be provided with another copy of the Disclosure Statement for Individual Retirement Annuities.

You will have the right to cancel your purchase within 7 days of whichever is earliest:

a)       the establishment of your IRA; or

b)       your purchase.

If you intend to make such a purchase, you should seek competent advice as to the suitability of the policy you are considering purchasing for use with an IRA.

The policy is designed for use with traditional IRA rollovers and contributory IRAs. A contributory IRA is a policy to which initial and subsequent premiums are subject to limitations imposed by the Code. Code Section 408 permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or Individual Retirement Account, or IRA. Also, distributions from certain other types of qualified plans may be rolled over on a tax-deferred basis into an IRA.

Earnings in an IRA are not taxed until distributed. IRA contributions are limited each year to the lesser of $2,000 or 100% of the owner's compensation, including earned income as defined in Code Section 401(c)(2). These contributions may be deductible in whole or in part depending on the individual's adjusted gross income and whether or not the individual is considered an active participant in a qualified plan. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are rolled over on a tax-deferred basis into an IRA. Amounts in the IRA, other than nondeductible contributions, are taxed when distributed from the IRA. Distributions before age 59 1/2, unless certain exceptions apply, are subject to a 10% penalty tax.

Eligible employers that meet specified criteria under Code Section 408(k) could establish simplified employee pension plans, or SEP/IRAs, for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs, and may be deductible to the employer. SEP/IRAs are subject to certain Code requirements regarding participation and amounts of contributions.

The policy may also be used for Roth IRA conversions and contributory Roth IRAs. A contributory Roth IRA is a policy to which initial and subsequent premiums are subject to limitations imposed by the Code. Code Section 408A permits eligible individuals to contribute to an individual retirement program known as a Roth IRA, although contributions are not tax deductible. In addition, distributions from a non-Roth IRA may be converted to a Roth IRA. A non-Roth IRA is an individual retirement account or annuity described in Section 408(a) or 408(b), other than a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once total distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions you take:

a)       before age 59 1/2, subject to certain exceptions; or

b) during the five taxable years starting with the year in which you first contributed to a Roth IRA.

If you intend to purchase such a policy, you should seek competent advice as to the suitability of the policy for use with Roth IRAs.

TAX SHELTERED ANNUITIES. Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to Social Security and Medicare (FICA) taxes.

Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity policies of:

a)       elective contributions made in years beginning after December 31, 1988;

b)       earnings on those contributions; and

c) earnings in such years on amounts held as of the last year beginning before January 1, 1989.

Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

Pre-1989 contributions and earnings through December 31, 1989 are not subject to the restrictions described above. However, funds transferred to a qualified policy from a Section 403(b)(7) custodial account will be subject to the restrictions.

RESTRICTIONS UNDER QUALIFIED POLICIES. There may be other restrictions that apply to the election, commencement, or distribution of benefits under qualified policies, or under the terms of the plans under which policies are issued. A qualified policy will be amended as necessary to conform to the requirements of the Code.

POLICIES PURCHASED BY
NONRESIDENT ALIENS AND FOREIGN
CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

TAXATION OF TRANSAMERICA

We are taxed as a life insurance company under Part I of Subchapter L of the Code. Since the variable account is not an entity separate from Transamerica, and its operations form a part of Transamerica, it will not be taxed separately as a regulated investment company under Subchapter M of the Code. Investment income and realized capital gains are automatically applied to increase reserves under the policies. Under existing federal income tax law, we believe that the variable account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the policies.

Accordingly, we do not anticipate that it will incur any federal income tax liability attributable to the variable account and, therefore, we do not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in our being taxed on income or gains arising from the variable account, then we may impose a charge against the variable account (with respect to some or all policies) in order to set aside provisions to pay such taxes.

TAX STATUS OF THE POLICY

DIVERSIFICATION REQUIREMENTS. Code Section 817(h) requires that for non-qualified policies, the investments of the portfolios be adequately diversified in accordance with Treasury regulations in order for the policies to qualify as annuity policies under federal tax law. The variable account, through the portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the portfolios' assets may be invested.

In certain circumstances, owners of variable annuity policies may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their policies. In those circumstances, income and gains from the separate account assets would be includible in the variable policy owner's gross income. The IRS has stated in published rulings that a variable policy owner will be considered the owner of separate account assets if the policy owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control for the investments of a segregated asset account may cause the investor, as the owner, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets."

The ownership rights under the policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policy owners were not owners of separate account assets. For example, the owner has additional flexibility in allocating premium payments and policy values. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the variable account. In addition, we do not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the policy as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the variable account.
REQUIRED DISTRIBUTIONS. In order to be treated as an annuity policy for federal income tax purposes, Code Section 72(s) requires any non-qualified policy to provide that:

a) if any owner dies on or after the annuity date but before the time the entire interest in the policy has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

b) if any owner dies before the annuity date, the entire interest in the policy will be distributed within five years after the date of the owner's death. This requirement will be considered satisfied as to any portion of the owner's interest, which is payable to or for the benefit of a designated beneficiary, provided it is distributed over the life of the designated beneficiary, or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death.

The owner's designated beneficiary refers to a natural person designated by the owner as a beneficiary. Upon the owner's death, ownership of the policy passes to the designated beneficiary and the mandatory distribution rules apply. However, if the owner's designated beneficiary is the surviving spouse of the deceased owner, the policy may be continued with the surviving spouse as the new owner, postponing application of such payout requirements.

The non-qualified policies contain provisions which are intended to comply with the requirements of Code Section 72(s), although no regulations interpreting these requirements have yet been issued. All provisions in the policy will be interpreted to maintain this tax qualification. We may make changes in order to maintain this qualification or to conform the policy to any applicable changes in the tax qualification requirements. We will provide you with a copy of any changes made to the policy.

POSSIBLE CHANGES IN TAXATION

Legislation has been proposed in the past that, if enacted, would adversely modify the federal taxation of certain insurance and annuity policies. For example, one proposal would tax transfers among investment options and tax exchanges involving variable policies. A second proposal would reduce the investment in the policy under cash value life insurance and certain annuity policies by certain amounts, thereby increasing the amount of income for purposes of computing gain. Although the likelihood of there being any changes is uncertain, there is always the possibility that the tax treatment of the policies could be changed by legislation or other means. Moreover, it is also possible that any change could be retroactive, that is, effective before the date of the change. You should consult a tax adviser with respect to legislative developments and their effect on the policy.

OTHER TAX CONSEQUENCES

As noted above, the foregoing discussion of the federal income tax consequences is not exhaustive and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law and the law may change. Federal estate and gift tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under the policy depend on the individual circumstances of each owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

PERFORMANCE DATA

From time to time, we may advertise yields and average annual total returns for the variable sub-accounts. In addition, we may advertise the effective yield of the money market variable sub-account. THESE FIGURES WILL BE BASED ON HISTORICAL INFORMATION AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE.

The yield of the money market variable sub-account refers to the annualized income generated by an investment in that variable sub-account over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in that variable sub-account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. These money market yields will not reflect deductions of fees for optional riders, if any, unless otherwise noted.

The yield of a variable sub-account, other than the money market variable sub-account, refers to the annualized income generated by an investment in the variable sub-account over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a twelve-month period and is shown as a percentage of the investment. These money market yields will not reflect deductions of fees for optional riders, if any, unless otherwise noted.

The yield calculations do not reflect the effect of any contingent deferred sales load or premium taxes that may be applicable to a particular policy. To the extent that the contingent deferred sales load or premium taxes are applicable to a particular policy, the yield of that policy will be reduced. For additional information regarding yields and total returns, please refer to the Statement of Additional Information.

The average annual total return of a variable sub-account refers to return quotations assuming an investment has been held in the variable sub-account for various periods of time including, but not limited to, a period measured from the date the variable sub-account began operations. When a variable sub-account has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided. The average annual total return quotations will represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment, including the deduction of any applicable contingent deferred sales load but excluding deduction of any premium taxes, as of the last day of each of the periods for which total return quotations are provided. These total returns will not reflect deductions of fees for optional riders, if any, unless otherwise noted.

Performance information for any variable sub-account reflects only the performance of a hypothetical policy under which policy value is allocated to a variable sub-account during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies and characteristics of the portfolios in which the variable sub-account invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total returns, see the Statement of Additional Information.


Reports and promotional literature may also contain other information including:

a) the ranking of any variable sub-account derived from rankings of variable annuity separate accounts or their investment products tracked by Lipper Analytical Services, Inc., VARDS, IBC/Donoghue's Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard and Poor's Indices, Dow Jones Industrial Average, and other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria; and

b) the effect of tax deferred compounding on variable sub-account investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a policy, or returns in general, on a tax-deferred basis, assuming one or more tax rates, with the return on a currently taxable basis. Other ranking services and indices may be used.

In its advertisements and sales literature, we may discuss, and may illustrate by graphs, charts, or through other means of written communication:

o        the implications of longer life expectancy for retirement planning;

o        the tax and other consequences of long-term investment in the policy;

o        the effects of the policy's lifetime payout options; and

o the operation of certain special investment features of the policy -- such as the dollar cost averaging option.

We may explain and depict in charts, or other graphics, the effects of certain investment strategies, such as allocating premiums between the fixed account and a variable sub-account. We may also discuss the Social Security system and its projected payout levels and retirement plans generally, using graphs, charts and other illustrations.

We may from time to time also disclose average annual total return in non-standard formats and cumulative non-annualized total return for the variable sub-accounts. The non-standard average annual total return and cumulative total return will assume that no contingent deferred sales load is applicable. We may from time to time also disclose yield, standard total returns, and non-standard total returns for any or all variable sub-accounts.

All non-standard performance data will only be disclosed if the standard performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

We may also advertise performance figures for the variable sub-accounts based on the performance of a portfolio before the time the variable account began operations.

LEGAL PROCEEDINGS

There is no pending material legal proceeding affecting the variable account or the principal underwriter of the contracts. Transamerica is involved in various kinds of routine litigation which, in management's judgment, are not of material importance to Transamerica's assets or to the variable account.

LEGAL MATTERS

The organization of Transamerica, its authority to issue the policy and the validity of the form of the policy have been passed upon by David M. Goldstein, Counsel to Transamerica.

ACCOUNTANTS AND FINANCIAL
STATEMENTS

The statutory-basis financial statements of Transamerica at December 31, 1999, and for each of the three years in the period ended December 31, 1999, and the financial statements of Separate Account VA-6NY at December 31, 1999, and for the period then ended, appearing in the Statement of Additional information have been audited by Ernst & Young LLP, Independent Auditors as set forth in their reports appearing in the Statement of Additional Information. The financial statements audited by Ernst & Young LLP have been included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.




VOTING RIGHTS

To the extent required by applicable law, all portfolio shares held in the variable account will be voted by Transamerica at regular and special shareholder meetings of the respective portfolio. The shares will be voted in accordance with instructions received from persons having voting interests in the corresponding variable sub-account. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or if Transamerica determines that it is allowed to vote all portfolio shares in its own right, Transamerica may elect to do so.

The person with the voting interest is the owner. The number of votes which are available to an owner will be calculated separately for each variable sub-account. Before the annuity date, that number will be determined by applying his or her percentage interest, if any, in a particular variable sub-account to the total number of votes attributable to that variable sub-account. The owner holds a voting interest in each variable sub-account to which the policy value is allocated. After the annuity date, the number of votes decreases as settlement option payments are made and as the reserves for the policy decrease.

The number of votes of a portfolio will be determined as of the date coincident with the date established by that portfolio for determining shareholders eligible to vote at the meeting of the portfolios. Voting instructions will be solicited by written communication before such meeting in accordance with procedures established by the respective portfolios.

Shares for which no timely instructions are received and shares held by Transamerica for which owners have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all policies participating in the variable sub-account. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis.

Each person or entity having a voting interest in a variable sub-account will receive proxy material, reports and other material relating to the appropriate portfolio.

It should be noted that generally the portfolios are not required, and do not intend, to hold annual or other regular meetings of shareholders.

AVAILABLE INFORMATION

Transamerica has filed a registration statement with the Securities and Exchange Commission under the 1933 Act relating to the policy offered by this prospectus. THIS PROSPECTUS HAS BEEN FILED AS A PART OF THE REGISTRATION STATEMENT AND DOES NOT CONTAIN ALL OF THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENT AND EXHIBITS thereto.

Reference is hereby made to such Registration Statement and exhibits for further information relating to Transamerica and the policy. Statements contained in this prospectus, as to the content of the policy and other legal instruments, are summaries. For a complete statement of the terms thereof, reference is made to the instruments filed as exhibits to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the Commission, located at 450 Fifth Street, N.W., Washington, D.C.


STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information is available which contains more details concerning the subjects discussed in this prospectus. The following is the Table of Contents for that Statement:

TABLE OF CONTENTS                                                                             PAGE
THE POLICY ......................................................................................  3
NET INVESTMENT FACTOR ...........................................................................  3
VARIABLE PAYMENT OPTIONS.........................................................................  3
Variable Annuity Units and Payments..............................................................  3
Variable Annuity Unit Value......................................................................  3
Transfers After the Annuity Date.................................................................  4
GENERAL PROVISIONS...............................................................................  4
         Non-Participating.......................................................................  4
         Misstatement of Age or Sex..............................................................  4
         Proof of Existence and Age..............................................................  4
         Annuity Data............................................................................  4
         Assignment..............................................................................  4
         Annual Report...........................................................................  5
         Incontestability........................................................................  5
         Entire Policy...........................................................................  5
         Changes in the Policy...................................................................  5
         Protection of Benefits..................................................................  5
         Delay of Payments.......................................................................  5
         Notices and Directions..................................................................  6
CALCULATION OF YIELDS AND TOTAL RETURNS .........................................................  6
         Money Market Sub-Account Yield Calculation..............................................  6
         Other Sub-Account Yield Calculations....................................................  6
         Standard Total Return Calculations......................................................  7
         Historical Portfolio Performance Data...................................................  7
         Other Performance Data..................................................................  7
HISTORICAL PERFORMANCE DATA......................................................................  8
         General Limitations.....................................................................  8
         Adjusted Historical Performance Data....................................................  8
DISTRIBUTION OF THE POLICY.......................................................................14
SAFEKEEPING OF VARIABLE ACCOUNT ASSETS...........................................................14
STATE REGULATION.................................................................................14
RECORDS AND REPORTS..............................................................................14
FINANCIAL STATEMENTS.............................................................................14
APPENDIX.........................................................................................15


APPENDIX A

THE FIXED ACCOUNT

This prospectus is generally intended to serve as a disclosure document only for the policy and the variable account. For complete details regarding the fixed account, see the policy itself.

THE POLICY  VALUE  ALLOCATED  TO THE FIXED  ACCOUNT  BECOMES PART OF THE GENERAL
ACCOUNT OF  TRANSAMERICA,  WHICH  SUPPORTS  INSURANCE  AND ANNUITY  OBLIGATIONS.
BECAUSE OF EXEMPTIVE AND EXCLUSIONARY PROVISIONS, INTERESTS IN THE GENERAL ACCOUNT HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 (THE "1933 ACT"), NOR IS THE GENERAL ACCOUNT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT.

ACCORDINGLY, NEITHER THE GENERAL ACCOUNT NOR ANY INTERESTS THEREIN ARE GENERALLY SUBJECT TO THE PROVISIONS OF THE 1933 ACT OR THE 1940 ACT, AND TRANSAMERICA HAS BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURES IN THIS PROSPECTUS WHICH RELATE TO THE FIXED ACCOUNT.

The fixed account is part of our general account. Our general account consists of all our general assets, other than those in the variable account, or in any other separate account. We have sole discretion to invest the assets of our general account subject to applicable law.

The allocation or transfer of funds to the fixed account does not entitle the owner to share in the investment performance of our general account.

Currently, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts allocated to the fixed account under the policies. However, we reserve the right to change the minimum rate according to state insurance law. We may credit interest at a rate in excess of 3% per year.

There is no specific formula for the determination of excess interest credits. Some of the factors that we may consider in determining whether to credit excess interest to amounts allocated to the fixed account and the amount in that account are:

o        general economic trends;




o        rates of return currently available;

o        returns anticipated on the company's investments;

o        regulatory and tax requirements; and

o        competitive factors.

ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 3% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. THE OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO THE FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

Rates of interest credited to the fixed account will be guaranteed for at least twelve months and will vary according to the timing and class of the allocation, transfer or renewal. At any time after the end of the twelve month period for a particular allocation, we may change the annual rate of interest for that class. This new annual rate of interest will remain in effect for at least twelve months. New premiums made to the policy which are allocated to the fixed account may receive different rates of interest.

These rates of interest may differ from those interest rates credited to amounts transferred from the variable sub-accounts and from those credited to amounts remaining in the fixed account and receiving renewal rates. These rates of interest may also differ from rates for allocations applied under certain options and services we may be offering.

TRANSFERS

Each policy year, you may transfer a portion of the value of the fixed account to variable sub-accounts. The maximum percentage that may be transferred will be declared annually by us. This percentage will be determined by us at our sole discretion, but will not be less than 10% of the value of the fixed account on the preceding policy anniversary and will be declared each year. Currently, this percentage is 25%.

You are limited to four transfers from the fixed account each policy year, and the total of all such transfers cannot exceed the current maximum. If we permit dollar cost averaging from the fixed account to the variable sub-accounts, the above restrictions are not applicable.
Generally, transfers may not be made from any variable sub-account to the fixed account for the six-month period following any transfer from the fixed account to one or more of the variable sub-accounts. Additionally, transfers may not be made from the fixed account to:

a)   the Transamerica VIF Money Market Sub-Account; or

b) any variable sub-account identified by Transamerica and investing in a portfolio of fixed income investments.

We reserve the right to modify the limitations on transfers to and from the fixed account and to defer transfers from the fixed account for up to six months from the date of request.

SPECIAL DOLLAR COST AVERAGING OPTION

When you apply for the policy, you may elect to allocate the entire initial premium to either the six or twelve month special Dollar Cost Averaging account of the fixed account. The initial premium will be credited with interest at a guaranteed fixed rate. Amounts will then be transferred from the special Dollar Cost Averaging account to the variable sub-accounts pro rata on a monthly basis for six or twelve months (depending on the option you select) in the allocations you specified when you applied for the premium. The four transfers per year limit does not apply to the special Dollar Cost Averaging option.

Amounts from the sub-accounts and/or fixed account may not be transferred into the special Dollar Cost Averaging accounts. In addition, if you request a transfer (other than a Dollar Cost Averaging transfer) or a withdrawal from a special Dollar Cost Averaging account, any amounts remaining in the special account will be transferred to the variable sub-accounts according to your original allocation instructions. The special Dollar Cost Averaging option will end and cannot be reelected.

APPENDIX B

EXAMPLE OF VARIABLE ACCUMULATION UNIT VALUE CALCULATIONS

Suppose the net asset value per share of a portfolio at the end of the current valuation period is $20.15; at the end of the immediately preceding valuation period it was $20.10; the valuation period is one day; and no dividends or distributions caused the portfolio to go "ex-dividend" during the current valuation period. $20.15 divided by $20.10 is 1.002488.

Subtracting the one day risk factor for mortality and expense risk charge and the administrative expense charge of .00367% (the daily equivalent of the current charge of 1.35% on an annual basis) gives a net investment factor of 1.00245.

If the value of the variable accumulation unit for the immediately preceding valuation period had been 15.500000, the value for the current valuation period would be 15.53798 (15.5 x 1.00245).

EXAMPLE OF VARIABLE ANNUITY UNIT VALUE CALCULATIONS

Suppose the circumstances of the first example exist, and the value of a variable annuity unit for the immediately preceding valuation period had been 13.500000.

If the first variable annuity payment is determined by using an annuity payment based on an assumed interest rate of 4% per year, the value of the variable annuity unit for the current valuation period would be 13.53163 (13.5 x 1.00245 (the net investment factor) x 0.999893).

 0.999893 is the factor, for a one day valuation period, that neutralizes the assumed rate of four percent (4%) per year used to establish the variable annuity rates found in the policy.



EXAMPLE OF VARIABLE ANNUITY PAYMENT CALCULATIONS

Suppose that the account is currently credited with 3,200.000000 variable accumulation units of a particular variable sub-account.

Also suppose that the variable accumulation unit value and the variable annuity unit value for the particular variable sub-account for the valuation period which ends immediately preceding the first day of the month is 15.500000 and
13.500000 respectively, and that the variable annuity rate for the age and elected is $5.73 per $1,000.

Then the first variable annuity payment would be:

3,200 x 15.5 x 5.73 divided by 1,000 = $284.21,

and the number of variable annuity units credited for future payments would be:

284.21 divided by 13.5 = 21.052444.

For the second monthly payment, suppose that the variable annuity unit value on the 10th day of the second month is 13.565712. Then the second variable annuity payment would be

$285.59 (21.052444 x 13.565712).

APPENDIX C

CONDENSED FINANCIAL INFORMATION

The following condensed financial information is derived from the financial statements of Separate Account VA-6NY. The data should be read in conjunction with the financial statements, related notes, and other financial information appearing in the Statement of Additional Information.





The following table sets forth certain information regarding the sub-accounts for the period from February 8, 1999, the date of commencement of operations of the separate account, through December 31, 1999. The variable accumulation unit values and the number of variable accumulation units outstanding for each sub-account for the periods shown are as follows:




                         PERIOD ENDING DECEMBER 31, 1999

                       Alger American       Alliance VPF       Alliance VPF        Dreyfus VIF         Dreyfus VIF
                       Income & Growth    Growth & Income     Premier Growth         Capital            Small Cap
                         Sub-Account        Sub-Account         Sub-Account        Appreciation        Sub-Account
                                                                                   Sub-Account
                      ------------------ ------------------- ------------------ ------------------- ------------------

Accumulation Unit
  Value at Beginning       $13.07              $11.75             $15.16              $12.78              $9.19
  of Period
Accumulation Unit
  Value at End of          $18.45              $13.05             $18.88              $14.01             $11.63
  Period
Number of
  Accumulation Units
  Outstanding at End     20,454.496          35,921.156         67,859.000          27,264.942         15,139.412
  of Period

                         Janus Aspen     Janus Aspen Series       MFS VIT            MFS VIT             MFS VIT
                       Series Balanced    Worldwide Growth    Emerging Growth   Growth with Income      Research
                         Sub-Account        Sub-Account         Sub-Account        Sub-Account         Sub-Account
                      ------------------ ------------------- ------------------ ------------------- ------------------

Accumulation Unit
  Value at Beginning       $13.59              $13.00             $13.73              $11.73             $12.10
  of Period
Accumulation Unit
  Value at End of          $16.55              $20.53             $23.04              $12.69             $14.87
  Period
Number of
  Accumulation Units
  Outstanding at End     70,631.182          32,624.907         10,752.253          33,284.624         11,885.844
  of Period

                           MSDW UF            MSDW UF             MSDW UF        OCC Accumulation   OCC Accumulation
                        Fixed Income         High Yield        Int'l Magnum       Trust Managed      Trust Small Cap
                         Sub-Account        Sub-Account         Sub-Account        Sub-Account         Sub-Account
                      ------------------ ------------------- ------------------ ------------------- ------------------

Accumulation Unit
  Value at Beginning       $10.58              $10.48             $10.59              $10.27              $8.38
  of Period
Accumulation Unit
  Value at End of          $10.29              $10.90             $13.23              $10.92              $8.69
  Period
Number of
  Accumulation Units
  Outstanding at End      9,706.172          6,892.039           1,445.779          1,945.488           1,049.819
  of Period




                        Transamerica        Transamerica
                         VIF Growth       VIF Money Market
                         Sub-Account        Sub-Account
                      ------------------ -------------------

Accumulation Unit
  Value at Beginning       $15.21              $1.04
  of Period
Accumulation Unit
  Value at End of          $19.19              $1.07
  Period
Number of
  Accumulation Units
  Outstanding at End     40,508.249          74,489.911
  of Period


APPENDIX D

DEFINITIONS

ANNUITY DATE: The date on which the annuitization phase of the policy begins.

CASH SURRENDER VALUE: The amount we will pay to the owner if the policy is surrendered on or before the annuity date. The cash surrender value is equal to: the policy value; LESS any policy fee, and LESS contingent deferred sales loads and applicable premium tax charges.

CODE: The Internal Revenue Code of 1986, as amended, and the rules and regulations issued under it.

CONTINGENT DEFERRED SALES LOAD: A charge equal to a percentage of premiums withdrawn from the policy that are less than seven years old. See Contingent Deferred Sales Load/Surrender Charge on page 28 for the specific percentages.

FIXED ACCOUNT: An account which credits a rate of interest for a period of at least twelve months for each allocation or transfer.

FIXED ACCOUNT ACCUMULATED VALUE: The total dollar value of all amounts the owner allocates or transfers to the fixed account; PLUS interest credited; LESS any amounts withdrawn, applicable fees or premium tax charges, and/or transfers out to the variable account before the annuity date.

GENERAL ACCOUNT: The assets of Transamerica that are not allocated to a separate account.

GUARANTEED INTEREST RATE: The annual effective rate of interest after daily compounding credited to the fixed account.

POLICY ANNIVERSARY: The anniversary of the policy effective date each year.

POLICY EFFECTIVE DATE: The effective date of the policy as shown in the policy.

POLICY VALUE: The sum of the variable accumulated value and the fixed account accumulated value.

POLICY YEAR: A 12-month period starting on the policy effective date and ending with the day before the policy anniversary, and each 12-month period thereafter.




PORTFOLIO: The investment portfolio underlying each variable sub-account in which we will invest any amounts the owner allocates to that variable sub-account.

SERVICE CENTER: Transamerica's Annuity Service Center, at P.O. Box 31848, Charlotte, North Carolina 28231-1848, telephone 877-717-8861. Effective June 5, 2000, our address will change to P.O. Box 3183, Cedar Rapids, Iowa 52406-3183.

STATUS, QUALIFIED AND NON-QUALIFIED: The policy has a qualified status if it is issued in connection with a retirement plan or program. Otherwise, the status is non-qualified.

SURRENDER CHARGE: See CONTINGENT DEFERRED SALES LOAD.

VALUATION DAY: Any day the New York Stock Exchange is open. To determine the value of an asset on a day that is not a valuation day, we will use the value of that asset as of the end of the next valuation day.

VALUATION PERIOD: The time interval between the closing, which is generally 4:00 p.m. Eastern Time of the New York Stock Exchange on consecutive valuation days.

VARIABLE ACCOUNT: Separate Account VA-6NY, a separate account established and maintained by Transamerica for the investment of a portion of its assets pursuant to Section 4240 of the New York Insurance Code.

VARIABLE ACCUMULATION UNIT: A unit of measure used to determine the variable accumulated value before the annuity date. The value of a variable accumulation unit varies with each variable sub-account.

VARIABLE ACCUMULATED VALUE: The total dollar value of all variable accumulation units under the policy before the annuity date.

VARIABLE SUB-ACCOUNT(S): One or more divisions of the variable account which invests solely in shares of one of the underlying portfolios.

APPENDIX E

TRANSAMERICA LIFE INSURANCE COMPANY OF NEW YORK

DISCLOSURE STATEMENT
FOR INDIVIDUAL RETIREMENT ANNUITIES

The following information is being provided to you, the owner, in accordance with the requirements of the Internal Revenue Service (IRS). This Disclosure Statement contains information about opening and maintaining an Individual Retirement Account or Annuity (IRA), and summarizes some of the financial and tax consequences of establishing an IRA.

Part I of this Disclosure Statement discusses Traditional IRAs, while Part II addresses Roth IRAs. Because the tax consequences of the two categories of IRAs differ significantly, it is important that you review the correct part of this Disclosure Statement to learn about your particular IRA. This Disclosure Statement does not discuss Education IRAs or SIMPLE-IRAs, except as necessary in the context of discussing other types of IRAs.

Your Transamerica Life Insurance Company of New York's Individual Retirement Annuity, also referred to as a Transamerica Life IRA Policy has been approved as to form by the IRS. In addition, we are using an IRA and a Roth IRA Endorsement based on the IRS-approved text. Please note that IRS approval applies only to the form of the policy and does not represent a determination of the merits of such IRA policy.

It may be necessary for us to amend your Transamerica Life IRA or Roth IRA Policy in order for us to obtain or maintain IRS approval of its tax qualification. In addition, laws and regulations adopted in the future may require changes to your policy in order to preserve its status as an IRA. We will send you a copy of any such amendment.

No contribution to a Transamerica Life IRA will be accepted under a SIMPLE plan established by any employer pursuant to Internal Revenue Code Section 408(p). No transfer or rollover of funds attributable to contributions made by an employer to your SIMPLE IRA under the employer's SIMPLE plan may be transferred or rolled over to your Transamerica Life IRA before the expiration of the two year period beginning on the date you first participated in the employer's SIMPLE plan. In addition, depending on the annuity policy you purchased, contributory IRAs may or may not be available.

This Disclosure Statement includes the non-technical explanation of some of the changes made by the Tax Reform Act of 1986 applicable to IRAs and more recent changes made by the Small Business Job Protection Act of 1996, the Health Insurance Portability and Accountability Act of 1996, the Tax Relief Act of 1997 and the IRS Restructuring and Reform Act of 1998.

The information provided applies to contributions made and distributions received after December 31, 1986, and reflects the relevant provisions of the Code as in effect on January 1, 2000. This Disclosure Statement is not intended to constitute tax advice, and you should consult a tax professional if you have questions about your own circumstances.

REVOCATION OF YOUR IRA OR ROTH IRA

You have the right to revoke your Traditional IRA or Roth IRA issued by us during the seven calendar day period following its establishment. The establishment of your Traditional IRA or Roth IRA policy will be the policy effective date. This seven day calendar period may or may not coincide with the free look period of your policy.

In order to revoke your Traditional IRA or Roth IRA, you must notify us in writing and you must mail or deliver your revocation to us postage prepaid, at:
401 North Tryon Street, Charlotte, NC 28202. The date of the postmark, or the date of certification or registration if sent by certified or registered mail, will be considered your revocation date. If you revoke your Traditional IRA or Roth IRA during the seven day period, an amount equal to your premium will be returned to you without any adjustment.

DEFINITIONS

CODE - Internal Revenue Code of 1986, as amended, and regulations issued thereunder.

CONTRIBUTIONS - Premiums paid to your policy.

POLICY - The annuity policy, certificate or policy which you purchased.

COMPENSATION - For purposes of determining allowable contributions, the term compensation includes all earned income, including net earnings from self-employment and alimony or separate maintenance payments received under a decree of divorce or separate maintenance and includable in your gross income, but does not include deferred compensation or any amount received as a pension or annuity.

REGULAR CONTRIBUTIONS - IN GENERAL

As is more fully discussed below, for 1998 and later years, the maximum total amount that you may contribute for any tax year to your regular IRAs and your regular Roth IRAs combined is $2,000, or if less, your compensation for that year. Once you attain age 70 1/2, this limit is reduced to zero only for your regular IRAs, not for your Roth IRAs, but the separate limit on Roth IRA contributions can be reduced to zero for taxpayers with adjusted gross income, also referred to as AGI, above certain levels, as described below in Part II,
Section 1. While your Roth IRA contributions are never deductible, your regular IRA contributions are fully deductible, unless you, or your spouse, is an active participant in some form of tax-qualified retirement plan for the tax year. In the latter case, any deductible portion of your regular IRA contributions for each year is subject to the limits that are described below in Part I, Section 2, and any remaining regular IRA contributions for that year must be reported to the IRS as nondeductible IRA contributions, along with your Roth IRA contributions.

IRA PART I: TRADITIONAL IRAS

The rules that apply to a Traditional Individual Retirement Account or Annuity, or IRA or Traditional IRA, and which includes a regular or Spousal IRA and a rollover IRA, generally also apply to IRAs under Simplified Employee Pension plans, or SEP-IRAs, unless specific rules for SEP-IRAs are stated.

1. CONTRIBUTIONS

(A) REGULAR IRA. Regular IRA contributions must be in cash and are subject to the limits described above. Such contributions are also subject to the minimum amount under the Transamerica IRA policy. In addition, any of your regular contributions to an IRA for a tax year must be made by the due date, not including extensions, for your federal tax return for that tax year. See also
Part II, Section 4 below about recharacterizing IRA and Roth IRA contributions by such date.


(B) SPOUSAL IRA. If you and your spouse file a joint federal income tax return for the taxable year and if your spouse's compensation, if any, includable in gross income for the year is less than the compensation includable in your gross income for the year, you and your spouse may each establish your own separate regular IRA, and Roth IRA, and may make contributions to such IRAs for your spouse that are not limited by your spouse's lower amount of compensation. Instead, the limit for the total contribution to spousal IRAs that can be made by you or your spouse for the tax year is:

1.       $2,000; or

2. if less, the total combined compensation for both you and your spouse reduced by any deductible IRA contributions and any Roth IRA contributions for such year.

As with any regular IRA contributions, those for your spouse cannot be made for any tax year in which your spouse has attained age 70 1/2, must be in cash, and must be made by the due date, not including extensions, for your federal income tax return for that tax year.

C) ROLLOVER IRA. Rollover contributions to a Traditional IRA are unlimited in dollar amount. These can include rollover contributions of eligible distributions received by you from another Traditional IRA or tax-qualified retirement plan. Generally, any distribution from a tax-qualified retirement plans, such as a pension or profit sharing plan, Code Section 401(k) plan, H.R. 10 or Keogh plan, or a Traditional IRA can be rolled over to a Traditional IRA unless it is a required minimum distribution as discussed below in Part I,
Section 4(a) or it is part of a series of payments to be paid to you over your life, life expectancy or a period of at least 10 years. In addition, certain hardship withdrawals and distributions of "after-tax" plan contributions, i.e., amounts which are not subject to federal income tax when distributed from a tax-qualified retirement plan, are not eligible to be rolled over to an IRA.

If a distribution from a tax-qualified plan or a Traditional IRA is paid to you and you want to roll over all or part of the eligible distributed amount to a Transamerica Life Traditional IRA, the rollover must be accomplished within 60 days of the date you receive the amount to be rolled over. However, you may roll over any amount from one Traditional IRA into another Traditional IRA only once in any 365-day period. A timely rollover of an eligible distributed amount that has been paid to you directly will prevent its being taxable to you at the time of distribution; that is, none of it will be includable in your gross income until you withdraw some amount from your rollover IRA. However, any such distribution directly to you from a tax-qualified retirement plan is generally subject to a mandatory 20% withholding tax.

By contrast, a direct transfer from a tax-qualified retirement plan to a Traditional IRA is considered a "direct" rollover and is not subject to any mandatory withholding tax, or other federal income tax, upon the direct transfer. If you elect to make such a "direct" rollover from a tax-qualified plan to a Transamerica Life Traditional IRA, the transferred amount will be deposited directly into your rollover IRA.

Strict limitations apply to rollovers, and you should seek competent tax advice in order to comply with all the rules governing rollovers.

(D) DIRECT TRANSFERS FROM ANOTHER TRADITIONAL IRA. You may make an initial or subsequent contribution to your Transamerica Life Traditional IRA by directing the fiduciary or issuer of any of your existing IRAs to make a direct transfer of all or part of such IRAs in cash to your Transamerica Life Traditional IRA. Such a direct transfer between Traditional IRAs is not considered a rollover , e.g., for purposes of the 1-year waiting period or withholding.

(E) SIMPLIFIED EMPLOYEE PENSION PLAN, OR SEP-IRA. If an IRA is established that meets the requirements of a SEP-IRA, generally your employer may contribute an amount not to exceed the lesser of 15% of your includable compensation ($160,000 for 1999, adjusted for inflation thereafter) or $30,000, even after you attain age 70 1/2. The amount of such contribution is not includable in your income for federal income tax purposes. In the case of a SEP-IRA that has a grandfathered qualifying form of salary reduction, referred to as a SARSEP, that was established by an employer before 1997, generally any employee, including a self-employed individual, who:

1.       has worked for the employer for 3 of the last 5 preceding tax years;

2.       is at least age 21; and

3. has received from the employer compensation of at least $400 for the current tax year, adjusted for inflation after 2000; is eligible to make a before tax salary reduction contribution to the SARSEP for the current tax year of up to $10,500, adjusted for inflation after 2000, subject to the overall limits for SEP-IRA contributions.

Your employer is not required to make a SEP-IRA contribution in any year nor make the same percentage contribution each year. But if contributions are made, they must be made to the SEP-IRA for all eligible employees and must not discriminate in favor of highly compensated employees. If these rules are not met, any SEP-IRA contributions by the employer could be treated as taxable to the employees and could result in adverse tax consequences to the participating employee. For further details about SARSEPs and SEP-IRAs, e.g., for computing contribution limits for self-employed individuals, see IRS Publication 590, as indicated below.

(F) RESPONSIBILITY OF THE OWNER. Contributions, rollovers, or transfers to any IRA must be made in accordance with the appropriate sections of the Code. It is your full and sole responsibility to determine the tax deductibility of any contribution to your Traditional IRA, and to make such contributions in accordance with the Code. Transamerica does not provide tax advice, and assumes no liability for the tax consequences of any contribution to your Transamerica Life Traditional IRA.

2. DEDUCTIBILITY OF CONTRIBUTIONS FOR A REGULAR IRA

(A) GENERAL RULES. The deductible portion of the contributions made to the regular IRAs for you, or your spouse, for a tax year depends on whether you, or your spouse, is an "active participant" in some type of a tax-qualified retirement plan for such year, as described in Section 2(b) immediately below.

If you and your spouse file a joint return for a tax year and neither of you is an active participant for such year, then the permissible contributions to the regular IRAs for each of you are fully deductible up to $2,000 each, i.e., your combined deductible IRA contribution limit for the tax year could be $4,000.

Similarly, if you are not married, or treated as such, for the tax year and you are not an active participant for such year, the permissible contributions to your regular IRAs for the tax year are fully deductible up to $2,000. For instance, if you and your spouse file separate returns for the tax year and you did not live together at any time during such tax year, then you are treated as unmarried for such year, and if you were not an active participant for the tax year, then your deductible limit for your regular IRA contribution is $2,000, even if your spouse was an active participant for such year.

If you are an active participant for the tax year, then your $2,000 limit is subject to a phase-out rule if your AGI for such year exceeds a Threshold Level, depending on your tax filing status and the calendar year. If, however, you are not an active participant for the tax year but your spouse is, then your $2,000 limit is subject to the phase-out rule only if your AGI exceeds a higher Threshold Level. See Part I, Section 2(c), below.

(B) ACTIVE PARTICIPANT. You are an "active participant" for a year if you participate in some type of tax-qualified retirement plan. For example, if you participate in a qualified pension or profit sharing plan, a Code Section 401(k) plan, certain government plans, a tax-sheltered arrangement under Code Section 403, a SIMPLE plan or a SEP-IRA plan, you are considered to be an active participant. Your Form W-2 for the year should indicate your participation status.

(C) ADJUSTED GROSS INCOME, OR AGI. If you are an active participant, you must look at your AGI for the year, or if you and your spouse file a joint tax return, you use your combined AGI, to determine whether you can make a deductible IRA contribution for that taxable year. The instructions for your tax return will show you how to calculate your AGI for this purpose. If you are at or below a certain AGI level, called the Threshold Level, you are treated as if you were not an active participant and you can make a deductible contribution under the same rules as a person who is not an active participant.

If you are an active participant for the tax year, then your Threshold Level depends upon whether you are a married taxpayer filing a joint tax return, an unmarried taxpayer, or a married taxpayer filing a separate tax return. If you are a married taxpayer but file a separate tax return, the Threshold Level is $0. If you are a married taxpayer filing a joint tax return, or an unmarried taxpayer, your Threshold Level depends upon the taxable year, and can be determined using the appropriate table below:




-------------------------------------------------------------------------------------------------------------------

         MARRIED FILING JOINTLY                               UNMARRIED

         TAXABLE      THRESHOLD                               TAXABLE        THRESHOLD
         YEAR         LEVEL                                   YEAR           LEVEL

         1999         $51,000                                 1999            $31,000
         2000         $52,000                                 2000            $32,000
         2001         $53,000                                 2001            $33,000
         2002         $54,000                                 2002            $34,000
         2003         $60,000                                 2003            $40,000
         2004         $65,000                                 2004            $45,000
         2005         $70,000                                 2005 and
         2006         $75,000                                  thereafter     $50,000
         2007 and
              thereafter   $80,000

If you are not an active participant for the tax year but your spouse is, and you are not treated as unmarried for filing purposes, then your Threshold Level is $150,000.

If your AGI is less than $10,000 above your Threshold Level, or $20,000 for married taxpayers filing jointly for the taxable year beginning on or after January 1, 2007, you will still be able to make a deductible contribution, but it will be limited in amount. The amount by which your AGI exceeds your Threshold


Level is called your Excess AGI. The Maximum Allowable Deduction is $2,000, even for Spousal IRAs. You can calculate your Deduction Limit as follows:

10,000 - Excess AGI  X                     Maximum Allowable   =  Deduction
      10,000                Deduction =       Limit

For taxable years beginning on or after January 1, 2007, married taxpayers filing jointly should substitute 20,000 for 10,000 in the numerator and denominator of the above equation. You must round up any computation of the Deduction Limit to the next highest $10 level, that is, to the next highest number which ends in zero. For example, if the result is $1,525, you must round it up to $1,530. If the final result is below $200 but above zero, your Deduction Limit is $200. Your Deduction Limit cannot in any event exceed 100% of your compensation.

3. NONDEDUCTIBLE CONTRIBUTIONS TO REGULAR IRAS

The amounts of your regular IRA contributions which are not deductible will be nondeductible contributions to such IRAs. You may also choose to make a nondeductible contribution to your regular IRA, even if you could have deducted part or all of the contribution. Interest or other earnings on your regular IRA contributions, whether from deductible or nondeductible contributions, will not be taxed until taken out of your IRA and distributed to you.

If you make a nondeductible contribution to an IRA, you must report the amount of the nondeductible contribution to the IRS as a part of your tax return for the year, e.g., on Form 8606.

4. DISTRIBUTIONS

(A) REQUIRED MINIMUM DISTRIBUTIONS, OR RMD. Distributions from your Traditional IRAs must be made or begin no later than April 1 of the calendar year following the calendar year in which you attain age 70 1/2, the required beginning date. You may take RMDs from any Traditional IRA you maintain, but not from any Roth IRA, as long as:

a)       distributions begin when required;

b)       distributions are made at least once a year; and

c) the amount to be distributed is not less than the minimum required under current federal tax law.

If you own more than one Traditional IRA, you can choose whether to take your RMD from one Traditional IRA or a combination of your Traditional IRAs. A distribution may be made at once in a lump sum, as qualifying partial withdrawals or as qualifying settlement option payments. Qualifying partial withdrawals and settlement option payments must be made in equal or substantially equal amounts over:

1.       your life or the joint lives of you and your beneficiary; or
2. a period not exceeding your life expectancy, as redetermined annually under IRS tables in the income tax regulations, or the joint life expectancy of you and your beneficiary, as redetermined annually, if that beneficiary is your spouse.

Also, special rules may apply if your designated beneficiary, other than your spouse, is more than ten years younger than you.

If qualifying settlement option payments start before the April 1 following the year you turn age 70 1/2, then the annuity date of such settlement option payments will be treated as the required beginning date for purposes of the RMD provisions, above, and the death benefit provisions, below.

If you die before the entire interest in your Traditional IRAs is distributed to you, but after your required beginning date, the entire interest in your Traditional IRAs must be distributed to your beneficiaries at least as rapidly as under the method in effect at your death. If you die before your required beginning date and if you have a designated beneficiary, distributions to your designated beneficiary can be made in substantially equal installments over the life or life expectancy of the designated beneficiary, beginning by December 31 of the calendar year that is one year after the year of your death. Otherwise, if you die before your required beginning date and your surviving spouse is not your designated beneficiary, distributions must be completed by December 31 of the calendar year that is five years after the year of your death.

If your designated beneficiary is your surviving spouse, and you die before your required beginning date, your surviving spouse can become the new owner/annuitant and can continue the Transamerica Life Traditional IRA on the same basis as before your death. If your surviving spouse does not wish to continue the policy as his or her IRA, he or she may elect to receive the death benefit in the form of qualifying settlement option payments in order to avoid the 5-year rule. Such payments must be made in substantially equal amounts over your spouse's life or a period not extending beyond his or her life expectancy. Your surviving spouse must elect this option and begin receiving payments no later than the later of the following dates:

1.       December 31 of the year following the year you died; or


2. December 31 of the year in which you would have reached the required beginning date if you had not died.

Either you or, if applicable, your beneficiary, is responsible for assuring that the RMD is taken in a timely manner and that the correct amount is distributed.

(B) TAXATION OF IRA DISTRIBUTIONS. Because nondeductible Traditional IRA contributions are made using income which has already been taxed, that is, they are not deductible contributions, the portion of the Traditional IRA distributions consisting of nondeductible contributions will not be taxed again when received by you. If you make any nondeductible contributions to your Traditional IRAs, each distribution from any of your Traditional IRAs will consist of a nontaxable portion, return of nondeductible contributions, and a taxable portion, return of deductible contributions, if any, and earnings.

Thus, if you receive a distribution from any of your Traditional IRAs and you previously made deductible and nondeductible contributions to such IRAs, you may not take a Traditional IRA distribution which is entirely tax-free. The following formula is used to determine the nontaxable portion of your distributions for a taxable year.

   Remaining nondeductible contributions

   Divided by

   Year-end total adjusted Traditional IRA balances

    Multiplied by

    Total distributions for the year

    Equals:

    Nontaxable distributions for the year

To figure the year-end total adjusted Traditional IRA balance, you must treat all of your Traditional IRAs as a single Traditional IRA. This includes all regular IRAs, as well as SEP-IRAs, SIMPLE IRAs and Rollover IRAs, but not Roth IRAs. You also add back to your year-end total Traditional IRA balances, specifically the distributions taken during the year from your Traditional IRAs. Please refer to IRS Publication 590, Individual Retirement Arrangements for instructions, including worksheets, that can assist you in these calculations. Transamerica Life Insurance Company of New York will report all distributions from your Transamerica Traditional IRA to the IRS as fully taxable income to you.

Even if you withdraw all of the assets in your Traditional IRAs in a lump sum, you will not be entitled to use any form of lump sum treatment or income averaging to reduce the federal income tax on your distribution. Also, no portion of your distribution qualifies as a capital gain. Moreover, any distribution made before you reach age 59 1/2, may be subject to a 10% penalty tax on early distributions, as indicated below.

(C) WITHHOLDING. Unless you elect not to have withholding apply, federal income tax will be withheld from your Traditional IRA distributions. If you receive distributions under a settlement option, tax will be withheld in the same manner as taxes withheld on wages, calculated as if you were married and claim three withholding allowances. If you are receiving any other type of distribution, tax will be withheld in the amount of 10% of the distribution. If payments are delivered to foreign countries, federal income, tax will generally be withheld at a 10% rate unless you certify to Transamerica that you are not a U.S. citizen residing abroad or a tax avoidance expatriate as defined in Code Section 877. Such certification may result in mandatory withholding of federal income taxes at a different rate.

5. PENALTY TAXES

(A) EXCESS CONTRIBUTIONS. If at the end of any taxable year the total regular IRA contributions you made to your Traditional IRAs and your Roth IRAs, other than rollovers or transfers, exceed the maximum allowable deductible and nondeductible contributions for that year, the excess contribution amount will be subject to a nondeductible 6% excise penalty tax. Such penalty tax cannot exceed 6% of the value of your IRAs at the end of such year.

However, if you withdraw the excess contribution, plus any earnings on it, before the due date for filing your federal income tax return, including extensions, for the taxable year in which you made the excess contribution, the excess contribution will not be subject to the 6% penalty tax. The amount of the excess contribution withdrawn will not be considered an early distribution, nor otherwise be includible in your gross income if you have not taken a deduction for the excess amount. Also, the earnings withdrawn will be taxable income to you and may be subject to the 10% penalty tax on early distributions.

Alternatively, excess contributions for one year may be withdrawn in a later year or may be carried forward as regular IRA contributions in the following year to the extent that the excess, when aggregated with your regular IRA contributions, if any, for the subsequent year, does not exceed the maximum allowable deductible and nondeductible amount for that year. The 6% excise tax will be imposed on excess contributions in each subsequent year they are neither returned to you nor applied as permissible regular IRA contributions for such year.

 (B) EARLY DISTRIBUTIONS. Since the purpose of an IRA is to accumulate funds for retirement, your receipt or use of any portion of your IRA before you attain age 59 1/2 constitutes an early distribution subject to a 10% penalty tax unless the distribution occurs as a result of your death or disability or is part of a series of substantially equal payments made over your life expectancy or the joint life expectancies of you and your beneficiary, as determined from IRS tables in the income tax regulations.

Also, the 10% penalty tax will not apply if distributions are used to pay for medical expenses in excess of 7.5% of your AGI or if distributions are used to pay for health insurance premiums for you, your spouse and/or your dependents if you are an unemployed individual who is receiving unemployment compensation under federal or state programs for at least 12 consecutive weeks.

The 10% penalty tax also will not apply to an early distribution made to pay for certain qualifying first-time homebuyer expenses of you or certain family members, or for certain qualifying higher education expenses for you or certain family members. First-time homebuyer expenses must be paid within 120 days of the distribution from the IRA and include up to $10,000 of the costs of acquiring, constructing, or reconstructing a principal residence, including any usual or reasonable settlement, financing or other closing costs. Higher education expenses include tuition, fees, books, supplies, and equipment required for enrollment, attendance, and room and board at a post-secondary educational institution. The amount of an early distribution, excluding any nondeductible contribution included therein, is includable in your gross income and may be subject to the 10% penalty tax unless you transfer it to another IRA as a qualifying rollover contribution. Effective January 1, 2000, the 10% penalty tax will not apply if distributions are made pursuant to an IRS levy to pay your outstanding tax liability.

(C) FAILURE TO SATISFY RMD. If the RMD rules described above in Part I, Section 4(a) apply to you and if the amount distributed during a calendar year is less than the minimum amount required to be distributed, you will be subject to a penalty tax equal to 50% of the excess of the amount required to be distributed over the amount actually distributed.

(D) POLICY LOANS AND PROHIBITED TRANSACTIONS. If you or any beneficiary engage in any prohibited transaction, such as any sale, exchange or leasing of any property between you and the Traditional IRA, or any interference with the independent status of such IRA, the Traditional IRA will lose its tax exemption and be treated as having been distributed to you. The value of the entire Traditional IRA, excluding any nondeductible contributions included therein, will be includable in your gross income; and, if at the time of the prohibited transaction you are under age 59 1/2, you may also be subject to the 10% penalty tax on early distributions, as described above in Part I, Section 5(b).

If you borrow from or pledge your Traditional IRA, or your benefits under the policy, as security for a loan, the portion borrowed or pledged as security will cease to be tax-qualified, the value of that portion will be treated as distributed to you, and you will have to include the value of the portion borrowed or pledged as security in your income that year for federal tax purposes. You may also be subject to the 10% penalty tax on early distributions.

(E) OVERSTATEMENT OR UNDERSTATEMENT OF NONDEDUCTIBLE CONTRIBUTIONS. If you overstate your nondeductible Traditional IRA contributions on your federal income tax return, without reasonable cause, you may be subject to a reporting penalty. Such a penalty also applies for failure to file any form required by the IRS to report nondeductible contributions. These penalties are in addition to any ordinary income or penalty taxes, interest, and penalties for which you may be liable if you underreport income upon receiving a distribution from your Traditional IRA. See Part I, Section 4(b) above for the tax treatment of such distributions.





IRA PART II: ROTH IRAS

1. CONTRIBUTIONS

(A) REGULAR ROTH IRA. You may make contributions to a regular Roth IRA in any amount up to the contribution limits described in Part II, Section 3, below. Such contributions are also subject to the minimum amount under the Transamerica Life Roth IRA policy. Such contribution must be in cash. Your contribution for a tax year must be made by the due date, not including extensions, for your federal income tax return for that tax year. Unlike Traditional IRAs, you may continue making Roth IRA contributions after reaching age 70 1/2 to the extent that your AGI does not exceed the levels described below.

(B) SPOUSAL ROTH IRA. If you and your spouse file a joint federal income tax return for the taxable year and if your spouse's compensation, if any, includable in gross income for the year is less than the compensation includable in your gross income for the year, you and your spouse may each establish your own individual Roth IRA and may make contributions to those Roth IRAs in accordance with the rules and limits for contributions contained in the Code, which are described in Part II, Section 3, below. Such contributions must be in cash. Your contribution to a Spousal Roth IRA for a tax year must be made by the due date, not including extensions, for your federal income tax return for that tax year.

(C) ROLLOVER ROTH IRA. You may make contributions to a Rollover Roth IRA within 60 days after receiving a distribution from an existing Roth IRA, subject to certain limitations discussed in Part II, Section 3, below.

(D) TRANSFER ROTH IRA. You may make an initial or subsequent contribution to your Transamerica Life Roth IRA by directing a fiduciary or issuer of any of your existing Roth IRAs to make a direct transfer of all or a portion of the assets from such Roth IRAs to your Transamerica Life Roth IRA.

(E) CONVERSION ROTH IRA. You may make contributions to a Conversion Roth IRA within 60 days of receiving a distribution from an existing Traditional IRA or by instructing the fiduciary or issuer of any of your existing Traditional IRAs to make a direct transfer of all or a portion of the assets from such a Traditional IRA to your Transamerica Life Roth IRA, subject to certain restrictions and subject to income tax on some or all of the converted amounts. If your AGI, not including the conversion amount, is greater than $100,000 for the tax year, or if you are married and you and your spouse file separate tax returns, you may not convert or transfer any amount from a Traditional IRA to a Roth IRA.

(F) RESPONSIBILITY OF THE OWNER. Contributions, rollovers, transfers or conversions to a Roth IRA must be made in accordance with the appropriate sections of the Code. It is your full and sole responsibility to make contributions to your Roth IRA in accordance with the Code. Transamerica Life Insurance Company of New York does not provide tax advice, and assumes no liability for the tax consequences of any contribution to your Roth IRA.

2. DEDUCTIBILITY OF CONTRIBUTIONS

Your Roth IRA permits only nondeductible after-tax contributions. However, distributions from your Roth IRA are generally not subject to federal income tax. See Part II, 4(b) below. This is unlike a Traditional IRA, which permits deductible and nondeductible contributions, but which provides that most distributions are subject to federal income tax.

3. CONTRIBUTION LIMITS

Contributions for each taxable year to all Traditional and Roth IRAs may not exceed the lesser of 100% of your compensation or $2,000 for any calendar year, subject to AGI phase-out rules described below in Section 3(a). Rollover, transfer and conversion contributions, if properly made, do not count towards your maximum annual contribution limit, nor do employer contributions to a SEP-IRA or SIMPLE IRA.

(A) REGULAR ROTH IRAS. The maximum amount you may contribute to a regular Roth IRA will depend on the amount of your AGI for the calendar year. Your maximum $2,000 contribution limit begins to phase out when your AGI reaches $95,000 as unmarried or $150,000 when married filing jointly. Under this phase out, your maximum regular Roth IRA contributions generally will not be less than $200; however, no contribution is allowed if your AGI exceeds $110,000 as unmarried or $160,000 when married filing jointly. If you are married and you and your spouse file separate tax returns, your maximum regular Roth IRA contribution phases out between $0 and $10,000. If you are married but you and your spouse lived apart for the entire taxable year and file separate federal income tax returns, your maximum contribution is calculated as if you were not married. You should consult your tax adviser to determine your maximum contribution.

You may make contributions to a regular Roth IRA after age 70 1/2, subject to the phase-out rules. Regular Roth IRA contributions for a tax year should be reported on your tax return for that year, specifically, on Form 8606.

(B) SPOUSAL ROTH IRAS. Contributions to your lower-earning spouse's Spousal Roth IRA may not exceed the lesser of:

1. 100% of both spouses' combined compensation minus any Roth IRA or deductible Traditional IRA contribution for the spouse with the higher compensation for the year; or

2. $2,000, as reduced by the phase-out rules described above for regular Roth IRAs.

A maximum of $4,000 may be contributed to both spouses' Roth IRAs. Contributions can be divided between the spouses' Roth IRAs as you and your spouse wish, but no more than $2,000 in regular Roth IRA contributions can be contributed to either individual's Roth IRA each year.

(C) ROLLOVER ROTH IRAS. There is no limit on the amounts that you may rollover from one Roth IRA into another Roth IRA, including your Transamerica Life Roth IRA. You may roll over a distribution from any single Roth IRA to another Roth IRA only once in any 365-day period.

(D) TRANSFER ROTH IRAS. There is no limit on amounts that you may transfer directly from one Roth IRA into another Roth IRA, including your Transamerica Life Roth IRA. Such a direct transfer does not constitute a rollover for purposes of the 1-year waiting period.

(E) CONVERSION ROTH IRAS. There is no limit on amounts that you may convert from your Traditional IRA into your Transamerica Life Roth IRA if you are eligible to open a Conversion Roth IRA as described in Part II, Section 1(e), above. In the case of a conversion from a SIMPLE-IRA, the conversion may only be done after the expiration of your 2-year participation period described in Code Section 72(t)(6). However, the distribution proceeds from your Traditional IRA are includable in your taxable income to the extent that they represent a return of deductible contributions and earnings on any contributions. The distribution proceeds from your Traditional IRA are not subject to the 10% early distribution penalty tax, described below, if the distribution proceeds are deposited to your Roth IRA within 60 days.

You can also make contributions to a Roth IRA by instructing the fiduciary or issuer, custodian or trustee of your existing Traditional IRAs to transfer the assets in your Traditional IRAs to the Roth IRA, which can be a successor to your existing Traditional IRAs. The transfer will be treated as a distribution from your Traditional IRAs, and that amount will be includable in your taxable income to the extent that it represents a return of deductible contributions and earnings on any contributions, but will not be subject to the 10% early distribution penalty tax.

If you converted from a Traditional IRA to a Roth IRA during 1998, the income reportable upon distribution from the Traditional IRA may be reportable entirely for 1998 or reportable ratably over four years beginning in 1998.

4. RECHARACTERIZATION OF IRA CONTRIBUTIONS

(A) ELIGIBILITY. By making a timely transfer and election, you generally can treat a contribution made to one type of IRA as made to a different type of IRA for a taxable year. For example, if you make contributions to a Roth IRA and later discover that you are not eligible to make Roth IRA contributions, you may recharacterize all or a portion of the contribution as a Traditional IRA contribution by the filing due date, including extensions, for the applicable tax year.

You may not recharacterize amounts paid into a Traditional IRA that represented tax-free rollovers or transfers, or employer contributions.

(B) ELECTION. You may elect to recharacterize a contribution amount made to one type of IRA by simply making a trustee-to-trustee transfer of such amount, plus net income attributable to it, to a second type of IRA on or before the federal income tax due date, including extensions, for the tax year for which the contribution was initially made. After the recharacterization has been made, you may not revoke or modify the election.

(C) TAXATION OF A RECHARACTERIZATION. For federal income tax purposes, a recharacterized contribution will be treated as having been contributed to the transferee IRA, rather than to the transferor IRA, on the same date and for the same tax year that the contribution was initially made to the transferor IRA. A recharacterized transfer is not considered a rollover for purposes of the 1-year waiting period.

The transfer of the contribution amount being recharacterized must include the net income attributable to such amount. If such amount has experienced net losses as of the time of the recharacterization transfer, the amount transferred, the original contribution amount less any losses, will generally constitute a transfer of the entire contribution amount. You must treat the contribution amount as made to the transferee IRA on your federal income tax return for the year to which the original contribution amount related.

For reconversions following a recharacterization, see Publication 590 and Treasury Regulation Section 1.408A-5.

5. DISTRIBUTIONS

(A) REQUIRED MINIMUM DISTRIBUTION, OR RMD. Unlike a Traditional IRA, there are no rules that require that any distribution be made to you from your Roth IRA during your lifetime.

If you die before the entire value of your Roth IRA is distributed to you, the balance of your Roth IRA must be distributed by December 31 of the calendar year that is five years after your death. However, if you die and you have a designated beneficiary, your beneficiary may elect to take distributions in the form of qualifying settlement option payments in substantially equal installments over the life or life expectancy of the designated beneficiary, beginning by December 31 of the calendar year that is one year after your death.

If your beneficiary is your surviving spouse, he or she can become the new owner/annuitant and can continue the Transamerica Life Roth IRA on the same basis as before your death. If your surviving spouse does not wish to continue the Transamerica Life Roth IRA as his or her Roth IRA, he or she may elect to receive the death benefit in the form of qualifying settlement option payments in order to avoid the 5-year distribution requirement. Such payments must be made in substantially equal amounts over your spouse's life or a period not extending beyond his or her life expectancy. Your surviving spouse must elect this option and begin receiving payments no later than the later of the following dates:


1.       December 31 of the year following the year you died; or

2.       December 31 of the year in which you would have reached age 701/2.

Your beneficiary is responsible for assuring that the RMD following your death is taken in a timely manner and that the correct amount is distributed.

(B) TAXATION OF ROTH IRA DISTRIBUTIONS. The amounts that you withdraw from your Roth IRA are generally tax-free. For federal income tax purposes, all of your Roth IRAs are aggregated and Roth IRA distributions are treated as made first from Roth IRA contributions and second from earnings. Distributions that are treated as made from Roth IRA contributions are treated as made first from regular Roth IRA contributions, which are always tax-free, and second from conversion or rollover Roth IRA contributions on a first-in, first-out basis. A distribution allocable to a particular conversion or rollover Roth IRA contribution is treated as consisting first of the portion, if any, of the conversion contribution that was previously includible in gross income by reason of the conversion.

In any event, since the purpose of a Roth IRA is to accumulate funds for retirement, your receipt or use of Roth IRA earnings before you attain age 59 1/2, or within 5 years of your first contribution to the Roth IRA, including a contribution rolled over, transferred or converted from a Traditional IRA, will generally be treated as an early distribution subject to regular income tax and to the 10% penalty tax described below in Section 6(b).

No income tax will apply to earnings that are withdrawn before you attain age 59 1/2, but which are withdrawn five or more years after the first contribution to the Roth IRA, including a rollover or transfer contribution or conversion from a Traditional IRA, where the withdrawal is made:

1.       upon your death or disability;  or

2. to pay qualified first-time homebuyer expenses of you or certain family members.

No portion of your Roth IRA distribution qualifies as a capital gain. There is also a separate 5-year rule for the recapture of the 10% penalty tax that is described below in Section 6(b) and that applies to any Roth IRA distribution made before age 59 1/2 if any conversion or rollover contribution has been made to any Roth IRA owned by the individual within the 5 most recent taxable years, even if this current distribution from the Roth IRA is otherwise tax-free under the rules described in this Subsection 5(b).

(C) WITHHOLDING. If the distribution from your Roth IRA is subject to federal income tax, unless you elect not to have withholding apply, federal income tax will be withheld from your Roth IRA distributions. If you receive distributions under a settlement option, tax will be withheld in the same manner as taxes withheld on wages, calculated as if you were married and claim three withholding allowances. If you are receiving any other type of distribution, tax will be withheld in the amount of 10% of the amount of the distribution. If payments are delivered to foreign countries, federal income tax will generally be withheld at a 10% rate unless you certify to Transamerica Life Insurance Company of New York that you are not a U.S. citizen residing abroad or a "tax avoidance expatriate" as defined in Code Section 877. Such certification may result in mandatory withholding of federal income taxes at a different rate.

6. PENALTY TAXES

(A) EXCESS CONTRIBUTIONS. If at the end of any taxable year your total regular Roth IRA contributions, other than rollovers, transfers or conversions, exceed the maximum allowable contributions for that year, taking into account Traditional IRA contributions, the excess contribution amount will be subject to a nondeductible 6% excise penalty tax. Such penalty tax cannot exceed 6% of the value of your Roth IRAs at the end of such year. However, if you withdraw the excess contribution, plus any earnings on it, before the due date for filing your federal income tax return, including extensions, for the taxable year in which you made the excess contribution, the excess contribution will not be subject to the 6% penalty tax.

The amount of the excess contribution withdrawn will not be considered an early distribution, but the earnings withdrawn will be taxable income to you and may be subject to the 10% penalty tax on early distributions. Alternatively, excess contributions for one year may be withdrawn in a later year or may be carried forward as Roth IRA contributions in a later year to the extent that the excess, when aggregated with your regular Roth IRA contributions, if any, for the subsequent year, does not exceed the maximum allowable contribution for that year. The 6% excise tax will be imposed on excess contributions in each subsequent year they are neither returned to you nor applied as permissible regular Roth IRA contributions for such year.

B) EARLY DISTRIBUTIONS. Since the purpose of a Roth IRA is to accumulate funds for retirement, your receipt or use of any portion of your Roth IRA before you attain age 59 1/2 constitutes an early distribution subject to the 10% penalty tax on the earnings in your Roth IRA. This penalty tax will not apply if the distribution occurs as a result of your death or disability or is part of a series of substantially equal payments made over your life expectancy or the joint life expectancies of you and your beneficiary, as determined from IRS tables in the income tax regulations. Also, the 10% penalty tax will not apply if distributions are used to pay for medical expenses in excess of 7.5% of your AGI; or if distributions are used to pay for health insurance premiums for you, your spouse and/or your dependents if you are an unemployed individual who is receiving unemployment compensation under federal or state programs for at least 12 consecutive weeks.

The 10% penalty tax also will not apply to an early distribution made to pay for certain qualifying first-time homebuyer expenses for you or certain family members, or for certain qualifying higher education expenses for you or certain family members. First-time homebuyer expenses must be paid within 120 days of the distribution from the Roth IRA and include up to $10,000 of the costs of acquiring, constructing, or reconstructing a principle residence, including any usual or reasonable settlement, financing or other closing costs. Higher education expenses include tuition, fees, books, supplies, and equipment required for enrollment, attendance, and room and board at a post-secondary educational institution.

Effective January 1, 2000, the 10% penalty tax will not apply if distributions are made pursuant to an IRS levy to pay your outstanding tax liability.

There is also a separate 5-year recapture rule for the 10% penalty tax in the case of a Roth IRA distribution made before age 59 1/2 that is made within 5 years after a conversion or rollover contribution from a Traditional IRA. This recapture rule exists because such a prior Roth IRA contribution avoided the 10% penalty tax when it was rolled over or converted from the Traditional IRA. Under this 5-year recapture rule, any Roth IRA distribution made before age 59 1/2 that is attributable to any conversion or rollover contribution from a Traditional IRA made within the previous 5 years to any of the individual's Roth IRAs is generally subject to the 10% penalty tax, and its exceptions, to the extent that such prior Roth IRA contribution was subject to ordinary tax upon the conversion or rollover, even if the Roth IRA distribution is otherwise tax-free.

Under the distribution ordering rules for a Roth IRA, all of an individual's Roth IRAs and distributions therefrom are treated as made: first from regular Roth IRA contributions; then from conversion or rollover Roth IRA contributions on a first-in, first-out basis; and last from earnings. However, whenever any Roth IRA distribution amount is attributable to any conversion or rollover contribution made within the 5 most recent tax years, this distributed amount is attributed first to the taxable portion of such prior contribution, for purposes of determining the amount of this Roth IRA distribution that is subject to the recapture of the 10% PENALTY TAX, UNLESS SOME EXCEPTION TO THE PENALTY TAX APPLIES TO THE CURRENT ROTH IRA DISTRIBUTION, SUCH AS AGE 59 1/2, DISABILITY OR CERTAIN HEALTH, EDUCATION OR HOMEBUYER EXPENSES, AS DESCRIBED ABOVE IN THIS SUBSECTION 6(B).

(C) FAILURE TO SATISFY RMDS UPON DEATH. If the RMD rules described above in Part II, Section 4(a) apply to the beneficiary of your Roth IRA after your death and if the amount distributed during a calendar year is less than the minimum amount required to be distributed, your beneficiary will be subject to a penalty tax equal to 50% of the excess of the amount required to be distributed over the amount actually distributed.

(D) POLICY LOANS AND PROHIBITED TRANSACTIONS. If you or any beneficiary engage in any prohibited transaction, such as any sale, exchange or leasing of any property between you and the Roth IRA, or any interference with the independent status of the Roth IRA, the Roth IRA will lose its tax exemption and be treated as having been distributed to you. The value of any earnings on your Roth IRA contributions will be includable in your gross income; and if at the time of the prohibited transaction, you are under age 59 1/2 you may also be subject to the 10% penalty tax on early distributions, as described above in Part II, Section 5(b). If you borrow from or pledge your Roth IRA, or your benefits under the policy, as a security for a loan, the portion borrowed or pledged as security will cease to be tax-qualified, the value of that portion will be treated as distributed to you, and you may be subject to the 10% penalty tax on early distributions from a Roth IRA.


IRA PART III: OTHER INFORMATION

(1) FEDERAL ESTATE AND GIFT TAXES

Any amount in or distributed from your Traditional and/or Roth IRAs upon your death may be subject to federal estate tax, although certain credits and deductions may be available. The exercise or non-exercise of an option that would pay a survivor an annuity at or after your death should not be considered a transfer for federal gift tax purposes.

(2) TAX REPORTING

You must report contributions to, and distributions from, your Traditional IRA and Roth IRA, including the year-end aggregate account balance of all Traditional IRAs and Roth IRAs, on your federal income tax return for the year specifically on IRS Form 8606. For Traditional IRAs, you must designate on the return how much of your annual contribution is deductible and how much is nondeductible. You need not file IRS Form 5329 with your income tax return for a particular year unless for that year you are subject to a penalty tax because there has been an excess contribution to, an early distribution from, or insufficient RMDs from your Traditional IRA or Roth IRA, as applicable.

(3) VESTING

Your interest in your Traditional IRA or Roth IRA is nonforfeitable at all times.

(4) EXCLUSIVE BENEFIT

Your interest in your Traditional IRA or Roth IRA is for the exclusive benefit of you and your beneficiaries.

(5) IRS PUBLICATION 590

Additional information about your Traditional IRA or Roth IRA or about SEP-IRAs and SIMPLE-IRAs can be obtained from any district office of the IRS or by calling 1-800-TAX-FORM for a free copy of IRS Publication 590, Individual Retirement Arrangements.

Please  forward,   without  charge,  a  copy  of  the  Statement  of  Additional
Information  concerning  the  Transamerica  Series(R)  Transamerica   Classic(R)
Variable Annuity issued by Transamerica Life Insurance Company of New York to:

Please print or type and fill in all information:


-------------------------------------------------------------------------
Name

-------------------------------------------------------------------------
Address

-------------------------------------------------------------------------
City/State/Zip

-------------------------------------------------------------------------


Date: ________________________    Signed: ______________________________

Return to Transamerica Life Insurance Company of New York, Annuity Service Center, 401 North Tryon Street, Suite 700, Charlotte, North Carolina 28202.

                     STATEMENT OF ADDITIONAL INFORMATION FOR

                             TRANSAMERICA SERIES(R)
                             TRANSAMERICA CLASSIC(R)
                                VARIABLE ANNUITY


                             SEPARATE ACCOUNT VA-6NY


                                    ISSUED BY

                 TRANSAMERICA LIFE INSURANCE COMPANY OF NEW YORK

This statement of additional information expands upon subjects discussed in the May 1, 2000, prospectus for the Transamerica Classic Variable Annuity ("policy") issued by Transamerica Life Insurance Company of New York ("Transamerica") through Separate Account VA-6NY. You may obtain a free copy of the prospectus by writing to: Transamerica Life Insurance Company of New York, Annuity Service Center, 401 North Tryon Street, Suite 700, Charlotte, NC 28202, until June 5, 2000. After June 5, 2000, the address is P.O. Box 3183, Cedar Rapids, Iowa 52406-3183 or, if by overnight mail, 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499, or calling 877-717-8861. Terms used in the current prospectus for the policy are incorporated into this statement.




This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectus for the policy and the portfolios.










                                Dated May 1, 2000



TABLE OF CONTENTS
                                                                                                         PAGE

THE POLICY ......................................................................................         3
NET INVESTMENT FACTOR ...........................................................................         3
VARIABLE SETTLEMENT OPTION PAYMENTS..............................................................         3

     Variable Annuity Units and Payments.........................................................         3
     Variable Annuity Unit Value.................................................................         3
     Transfers After the Annuity Date............................................................         4

GENERAL PROVISIONS...............................................................................         4
     Non-Participating...........................................................................         4
     Misstatement of Age or Sex..................................................................         4
     Proof of Existence and Age..................................................................         4
     Annuity Data................................................................................         4
     Assignment..................................................................................         4
     Annual Report...............................................................................         5
     Incontestability............................................................................         5
     Entire Policy...............................................................................         5
     Changes in the Policy.......................................................................         5
     Protection of Benefits......................................................................         5
     Delay of Payments...........................................................................         5
     Notices and Directions......................................................................         6

CALCULATION OF YIELDS AND TOTAL RETURNS .........................................................         6
     Money Market Sub-Account Yield Calculation..................................................         6
     Other Sub-Account Yield Calculations........................................................         6
     Standard Total Return Calculations..........................................................         7
     Adjusted Historical Portfolio Performance Data..............................................         7
     Other Performance Data......................................................................         7
HISTORICAL PERFORMANCE DATA......................................................................         8
     General Limitations.........................................................................         8
     Historical Performance Data.................................................................         8

DISTRIBUTION OF THE POLICY.......................................................................         14
SAFEKEEPING OF VARIABLE ACCOUNT ASSETS...........................................................         14
STATE REGULATION.................................................................................         14
RECORDS AND REPORTS..............................................................................         14
FINANCIAL STATEMENTS.............................................................................         14
APPENDIX - Accumulation Transfer Formula.........................................................         15


THE POLICY

The following pages provides additional information about the policy which may be of interest to some owners.


NET INVESTMENT FACTOR

For any sub-account of the variable account, the net investment factor for a valuation period, before the annuity date, is (a) divided by (b), minus (c) minus (d):

     Where (a) is:

     The net asset value per share held in the sub-account, as of the end of the valuation period; PLUS the per-share amount of any dividend or capital gain distributions if the "ex-dividend" date occurs in the valuation period; PLUS OR MINUS a per-share charge or credit as we may determine, as of the end of the valuation period, for taxes.

     Where (b) is:

     The net asset value per share held in the sub-account as of the end of the last prior valuation period.

     Where (c) is:

     The daily mortality and expense risk charge of 0.00329% (1.20% annually) times the number of calendar days in the current valuation period.

     Where (d) is:

     The daily administrative expense charge, currently 0.000411% (0.15% annually) times the number of calendar days in the current valuation period. This charge may be increased, but will not exceed 0.00096% (0.35% annually).

A valuation day is defined as any day that the New York Stock Exchange is open.


VARIABLE SETTLEMENT OPTION PAYMENTS

The variable  settlement  options  provide for payments that fluctuate in dollar
amount,   based  on  the  investment   performance   of  the  elected   variable
sub-account(s).


VARIABLE ANNUITY UNITS AND PAYMENTS


For the first monthly payment, the number of variable annuity units credited in each variable sub-account will be determined by dividing: (a) the product of the portion of the value to be applied to the variable sub-account and the variable annuity purchase rate specified in the policy; BY (b) the value of one variable annuity unit in that sub-account on the annuity date.


The amount of each subsequent variable payment equals the product of the number of variable annuity units in each variable sub-account and the variable sub-account's variable annuity unit value as of the tenth day of the month before the payment due date. The amount of each payment may vary.

VARIABLE ANNUITY UNIT VALUE

The value of a variable annuity unit in a variable sub-account on any valuation day is determined as described below. The net investment factor for the valuation period (for the appropriate payment frequency) just ended is multiplied by the value of the variable annuity unit for the sub-account on the preceding valuation day. The net investment factor after the annuity date is calculated in the same manner as before the annuity date and then multiplied by an interest factor. The interest factor equals (.999893)n where n is the number of days since the preceding valuation day. This compensates for the 4% interest assumption built into the variable annuity purchase rates. We may offer assumed interest rates other than 4%. The appropriate interest factor will be applied to compensate for the assumed interest rate.

TRANSFERS AFTER THE ANNUITY DATE

After the annuity date, you may transfer variable annuity units from one sub-account to another, subject to certain limitations (See "Transfers" page 22 of the prospectus). The dollar amount of each subsequent monthly annuity payment after the transfer must be determined using the new number of variable annuity units multiplied by the variable sub-account's variable annuity unit value on the tenth day of the month preceding payment. We reserve the right to change this day of the month.

The formula used to determine a transfer after the annuity date can be found in the Appendix to this statement of additional information.

GENERAL PROVISIONS

NON-PARTICIPATING


The policy is non-participating. No dividends are payable and the policy will not share in our profits or surplus earnings.


MISSTATEMENT OF AGE OR SEX


If the age or sex of the annuitant or any other measuring life has been misstated, the settlement option payments under the policy will be whatever the annuity amount applied on the annuity date would purchase on the basis of the correct age or sex of the annuitant and/or other measuring life. Any overpayments or underpayments by us as a result of any such misstatement may be respectively charged against or credited to the settlement option payment or payments to be made after the correction so as to adjust for such overpayment or underpayment.


PROOF OF EXISTENCE AND AGE


Before making any payment under the policy, we may require proof of the existence and/or proof of the age of an owner and/or an annuitant or any other measuring life, or any other information deemed necessary in order to provide benefits under the policy.


ANNUITY DATA

We will not be liable for obligations which depend on receiving information from a payee or measuring life until such information is received in a satisfactory form.

ASSIGNMENT


No assignment of a policy will be binding on us unless made in writing and given to us at our Service Center. We are not responsible for the adequacy of any assignment. Your rights and the interest of any annuitant or non-irrevocable beneficiary will be subject to the rights of any assignee of record.







ANNUAL REPORT


At least once each policy year prior to the annuity date, you will be given a report of the current account value allocated to each sub-account of the variable account and the fixed account. This report will also include any other information required by law or regulation. After the annuity date, a confirmation will be provided with every variable annuity payment.


INCONTESTABILITY


Each policy is incontestable from the policy effective date.

ENTIRE POLICY

We have issued the policy in consideration and acceptance of the payment of the initial premium. All statements you made, as owner, are considered representations and not warranties. We will not use any statement in defense of a claim unless it is made in the application and a copy of the application is attached to the policy when issued.

The group annuity policy has been issued to a trust organized under Missouri law. However, the sole purpose of the trust is to hold the group annuity policy. You have all rights and benefits under the individual certificate issued under the group policy.

CHANGES IN THE POLICY

Only two authorized officers of Transamerica, acting together, have the authority to bind us or to make any change in the individual policy or the group policy or individual certificates thereunder and then only in writing. We will not be bound by any promise or representation made by any other persons.

We may not change or amend the policy, except as provided in the policy, without your consent. However, we may change or amend the policy if such change or amendment is necessary for the policy to comply with any state or federal law, rule or regulation.


PROTECTION OF BENEFITS


To the extent permitted by law, no benefit (including death benefits) under the policy will be subject to any claim or process of law by any creditor.


DELAY OF PAYMENTS

Payment of any cash withdrawal, lump sum death benefit, or variable payment or transfer due from the variable account will occur within seven days from the date the election becomes effective, except that we may be permitted to postpone such payment if: (1) the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted; or (2) an emergency exists as defined by the Securities and Exchange Commission (Commission), or the Commission requires that trading be restricted; or (3) the Commission permits a delay for the protection of owners.


In addition, while it is our intention to process all transfers from the sub-accounts immediately upon receipt of a transfer request, we have the right to delay effecting a transfer from a variable sub-account for up to seven days. We may delay effecting such a transfer if there is a delay of payment from an affected portfolio. If this happens, then we will calculate the dollar value or number of units involved in the transfer from a variable sub-account on or as of the date we receive a transfer request in an acceptable form and manner, but will not process the transfer to the transferee sub-account until a later date during the seven-day delay period when the portfolio underlying the transferring sub-account obtains liquidity to fund the transfer request through sales of portfolio securities, new premiums, transfers by investors or otherwise. During this period, the amount transferred would not be invested in a variable sub-account.

We may delay payment of any withdrawal from the fixed account for a period of not more than six months after we receive the request for such withdrawal. If we delay payment for more than 10 days, we will pay interest on the withdrawal amount up to the date of payment. (See "Cash Withdrawals" page 24 of the prospectus.)


NOTICES AND DIRECTIONS


We will not be bound by any authorization, direction, election or notice which is not received at our Service Center in a form and manner acceptable to us.


Any written notice requirement by us to you will be satisfied by our mailing of any such required written notice, by first-class mail, to your last known address as shown on our records.

CALCULATION OF YIELDS AND TOTAL RETURNS

MONEY MARKET SUB-ACCOUNT YIELD CALCULATION

In accordance with regulations adopted by the Commission, we are required to compute the money market sub-account's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the money market series or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one unit of the money market sub-account at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the annual account fee, the mortality and expense risk charge and administrative expense charges and income and expenses accrued during the period. Because of these deductions, the yield for the money market sub-account of the variable account will be lower than the yield for the money market series or any comparable substitute funding vehicle.

The Commission also permits us to disclose the effective yield of the money market sub-account for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.


The yield on amounts held in the money market sub-account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market sub-account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the money market series or substitute funding vehicle, the types and quality of portfolio securities held by the money market series or substitute funding vehicle, and operating expenses. In addition, the yield figures do not reflect the effect of any contingent deferred sales load (of up to 6% of premiums) that may be applicable to a policy.


OTHER SUB-ACCOUNT YIELD CALCULATIONS

We may from time to time disclose the current annualized yield of one or more of the variable sub-accounts (except the money market sub-account) for 30-day periods. The annualized yield of a sub-account refers to the income generated by the sub-account over a specified 30-day period. Because this yield is annualized, the yield generated by a sub-account during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per variable accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

         YIELD    =        2[{a-b + 1}6 -  1]
                             ----
                        cd

         Where:

a = net investment income earned during the period by the portfolio attributable to the shares owned by the sub-account.

b    =  expenses   for  the   sub-account   accrued   for  the  period  (net  of
     reimbursements).

c = the average daily number of variable accumulation units outstanding during the period.

d = the maximum offering price per variable accumulation unit on the last day of the period.


Net investment income will be determined in accordance with rules established by the Commission. Accrued expenses will include all recurring fees that are charged to all policies. The yield calculations do not reflect the effect of any contingent deferred sales load that may be applicable to a particular policy.
Contingent deferred sales loads range from 6% to 0% of the amount of account value withdrawn depending on the elapsed time since the receipt of each premium.


Because of the charges and deductions imposed by the variable account, the yield for the sub-account will be lower than the yield for the corresponding portfolio. The yield on amounts held in the variable sub-accounts normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. The variable sub-account's actual yield will be affected by the types and quality of portfolio securities held by the portfolio, and its operating expenses.

STANDARD TOTAL RETURN CALCULATIONS

We may from time to time also disclose average annual total returns for one or more of the sub-accounts for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

         P{1 + T}  = ERV

         Where:
         P =               a hypothetical initial payment of $1,000
         T =               average annual total return
         n =               number of years
         ERV               = ending  redeemable  value of a hypothetical  $1,000
                           payment  made at the  beginning  of the one,  five or
                           ten-year  period  at the  end of the  one,  five,  or
                           ten-year  period  (or  fractional   portion  of  such
                           period).

All recurring fees are recognized in the ending redeemable value. The standard average annual total return calculations will reflect the effect of any contingent deferred sales load that may be applicable to a particular period.

ADJUSTED HISTORICAL PORTFOLIO PERFORMANCE DATA


We may also disclose "historical" performance data for a portfolio, for periods before the variable sub-account commenced operations. Such performance information will be calculated based on the performance of the portfolio and the assumption that the sub-account was in existence for the same periods as those indicated for the portfolio, with a level of policy charges currently in effect.

This type of adjusted historical performance data may be disclosed on both an average annual total return and a cumulative total return basis. Moreover, it may be disclosed assuming that the policy is not surrendered (i.e., with no deduction for the contingent deferred sales load) and assuming that the policy is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable contingent deferred sales load).


OTHER PERFORMANCE DATA

We may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard described above. The non-standard format will be identical to the standard format except that the contingent deferred sales load percentage will be assumed to be 0%.

Transamerica may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the contingent deferred sales load percentage will be 0%.

     CTR = {ERV/P}- 1

     Where:

CTR = the cumulative total return net of sub-account recurring charges for the period.

ERV = ending redeemable value of a hypothetical $1,000 payment at the beginning of the one, five, or ten-year period at the end of the one, five, or ten-year period (or fractional portion of the period).

P    = a hypothetical initial payment of $1,000.

     All non-standard performance data will be advertised only if the standard performance data is also disclosed.

HISTORICAL PERFORMANCE DATA

GENERAL LIMITATIONS

THE FIGURES BELOW  REPRESENT PAST  PERFORMANCE  AND ARE NOT INDICATIVE OF FUTURE
PERFORMANCE.   The  figures  may  reflect  the  waiver  of  advisory   fees  and
reimbursement of other expenses which may not continue in the future.

Portfolio information, including historical daily net asset values and capital gains and dividends distributions regarding each portfolio, has been provided by that portfolio. The adjusted historical sub-account performance data is derived from the data provided by the portfolios. We have no reason to doubt the accuracy of the figures provided by the portfolios. We have not verified these figures.

HISTORICAL PERFORMANCE DATA


The charts below show adjusted historical performance data for the sub-accounts, including adjusted historical performance, for the periods prior to the February 8, 1999, inception of the sub-accounts, based on the performance of the corresponding portfolios since their inception date, with a level of charges equal to those currently assessed under the policy. THESE FIGURES ARE NOT AN INDICATION OF THE FUTURE PERFORMANCE OF THE SUB-ACCOUNTS.


The date next to each sub-account name indicates the date of commencement of operation of the corresponding portfolio.

Notes:

1. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds - The Old Trust and the present OCC Accumulation Trust (the "Present Trust") at which time the Present Trust commenced operations. The total net assets of the Small Cap Portfolio immediately after the transaction were $139,812,573 in the Old Trust and $8,129,274 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the Small Cap Portfolio of the Present Trust reflect the performance of the Small Cap Portfolio of the Old Trust.

2. The Growth Portfolio of the Transamerica Variable Insurance Fund, Inc., is the successor to Separate Account Fund C of Transamerica Occidental Life Insurance Company, a management investment company funding variable annuities, through a reorganization on November 1, 1996. Accordingly, the performance data for the Transamerica VIF Growth Portfolio includes performance of its predecessor.

3. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds - The Old Trust and the present OCC Accumulation Trust (the "Present Trust") at the time of the transaction there was $682,601,380 in the Old Trust and $51,345,102 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the Managed Portfolio of the Present Trust reflect the performance of the Managed Portfolio of the Old Trust.

Historical Performance Data Charts

1.       Average Annual Total Returns - Assuming surrender


1.       Average Annual Total Returns - Assuming no surrender

3.       Cumulative Total Returns - Assuming surrender

4.       Cumulative Total Returns - Assuming no surrender



1. AVERAGE ANNUAL TOTAL RETURNS - Assuming surrender, for periods since inception of the portfolio, including adjusted historical performance, for each sub-account are as follows. These figures include mortality and expense charges of 1.20% per annum, administrative expense charge of 0.15% per annum, a policy fee of $30 per annum adjusted for average account size and the applicable contingent deferred sales load (maximum of 6% of premiums).



------------------------------------ ------------- --------------- ---------------- ----------------- ------------------
                                                                                                       For the period
                                                                                                            from
            SUB-ACCOUNT                For the        For the      For the 5-year                      commencement of
       (date of commencement            1-year     3-year period    period ending   For the 10-year       portfolio
          of operation of               period         ending         12/31/99       period ending      operations to
     corresponding portfolio)           ending        12/31/99                          12/31/99          12/31/99
                                       12/31/99
------------------------------------ ------------- --------------- ---------------- ----------------- ------------------
Alger American Income &                 35.38%         34.29%          30.88%            17.25%            16.04%
Growth (11/15/88)
------------------------------------ ------------- --------------- ---------------- ----------------- ------------------
Alliance VP Growth &                    4.71%          17.44%          21.88%              NA              13.84%
Income (1/14/91)
------------------------------------ ------------- --------------- ---------------- ----------------- ------------------
Alliance VP Premier Growth              25.38%         35.18%          33.92%              NA              24.54%
(6/26/92)
------------------------------------ ------------- --------------- ---------------- ----------------- ------------------
Dreyfus VIF Appreciation                4.80%          20.25%          23.47%              NA              18.26%
(4/5/93)
------------------------------------ ------------- --------------- ---------------- ----------------- ------------------
Dreyfus VIF Small Cap                   16.33%         8.80%           13.90%              NA              33.74%
(8/31/90)
------------------------------------ ------------- --------------- ---------------- ----------------- ------------------
Janus Aspen Series Balanced             19.89%         24.93%          22.63%              NA              18.80%
(9/13/93)
------------------------------------ ------------- --------------- ---------------- ----------------- ------------------
Janus Aspen Series Worldwide            57.09%         34.64%          31.50%              NA              27.79%
Growth (9/13/93)
------------------------------------ ------------- --------------- ---------------- ----------------- ------------------
MFS VIT Emerging Growth                 69.19%         39.74%            NA                NA              34.20%
(7/24/95)
------------------------------------ ------------- --------------- ---------------- ----------------- ------------------
MFS VIT Growth w/ Income                0.10%          16.50%            NA                NA              18.94%
(10/9/95)
------------------------------------ ------------- --------------- ---------------- ----------------- ------------------
MFS VIT Research                        17.22%         19.86%            NA                NA              20.70%
(7/26/95)
------------------------------------ ------------- --------------- ---------------- ----------------- ------------------
MS UIF Fixed Income                     -8.11%           NA              NA                NA               2.47%
(1/2/97)
------------------------------------ ------------- --------------- ---------------- ----------------- ------------------
MS UIF High Yield                       0.50%            NA              NA                NA               5.64%
(1/2/97)
------------------------------------ ------------- --------------- ---------------- ----------------- ------------------
MS UIF International                    18.35%           NA              NA                NA              10.82%
Magnum (1/2/97)
------------------------------------ ------------- --------------- ---------------- ----------------- ------------------
OCC Accumulation Trust                  -1.58%         8.46%           17.67%            14.96%            16.03%
Managed (8/1/88)(3)
------------------------------------ ------------- --------------- ---------------- ----------------- ------------------
OCC Accumulation Trust                  -8.32%         0.12%            6.29%            9.54%              9.90%
Small Cap (8/1/88) (1)
------------------------------------ ------------- --------------- ---------------- ----------------- ------------------
Transamerica VIF Growth                 30.78%         39.77%          39.35%            25.03%              NA
(2/26/69) (2)
------------------------------------ ------------- --------------- ---------------- ----------------- ------------------
Transamerica VIF Money                  -1.95%           NA              NA                NA               0.87%
Market (1/2/98)
------------------------------------ ------------- --------------- ---------------- ----------------- ------------------






2. AVERAGE ANNUAL TOTAL RETURNS - Assuming no surrender, for periods since inception of the portfolio, including adjusted historical performance, for each sub-account are as follows. These figures include mortality and expense charges of 1.20% per annum, administrative expense charge of 0.15% per annum, a policy fee of $30 per annum adjusted for average account size, the applicable contingent deferred sales load (maximum 6% of premiums).



------------------------------------ ------------- --------------- ---------------- ----------------- ------------------
                                                                                                       For the period
                                                                                                            from
            SUB-ACCOUNT                For the        For the      For the 5-year                      commencement of
(date of commencement of operation      1-year     3-year period    period ending   For the 10-year       portfolio
                of                      period         ending         12/31/99       period ending      operations to
     corresponding portfolio)           ending        12/31/99                          12/31/99          12/31/99
                                       12/31/99
------------------------------------ ------------- --------------- ---------------- ----------------- ------------------
Alger American Income                   40.48%         35.07%          31.11%            17.25%            16.04%
& Growth (11/15/88)
------------------------------------ ------------- --------------- ---------------- ----------------- ------------------
Alliance VP Growth &                    9.81%          18.46%          22.19%              NA              13.84%
Income (1/14/91)
------------------------------------ ------------- --------------- ---------------- ----------------- ------------------
Alliance VP Premier                     30.48%         35.95%          34.13%              NA              24.54%
Growth (6/26/92)
------------------------------------ ------------- --------------- ---------------- ----------------- ------------------
Dreyfus VIF Appreciation                9.90%          21.23%          23.76%              NA              18.36%
(4/5/93)
------------------------------------ ------------- --------------- ---------------- ----------------- ------------------
Dreyfus VIF Small Cap                   21.43%         9.99%           14.30%              NA              33.74%
(8/31/90)
------------------------------------ ------------- --------------- ---------------- ----------------- ------------------
Janus Aspen Series Balanced             24.99%         25.83%          22.93%              NA              18.91%
(9/13/93)
------------------------------------ ------------- --------------- ---------------- ----------------- ------------------
Janus Aspen Series Worldwide            62.19%         35.41%          31.73%              NA              27.86%
Growth (9/13/93)
------------------------------------ ------------- --------------- ---------------- ----------------- ------------------
MFS VIT Emerging                        74.29%         40.46%            NA                NA              34.47%
Growth (7/24/95)
------------------------------------ ------------- --------------- ---------------- ----------------- ------------------
MFS VIT Growth w/                       5.20%          17.53%            NA                NA              19.39%
Income (10/9/95)
------------------------------------ ------------- --------------- ---------------- ----------------- ------------------
MFS VIT Research                        22.32%         20.84%            NA                NA              21.10%
(7/26/95)
------------------------------------ ------------- --------------- ---------------- ----------------- ------------------
MS UIF Fixed Income                     -3.01%           NA              NA                NA               3.80%
(1/2/97)
------------------------------------ ------------- --------------- ---------------- ----------------- ------------------
MS UIF High Yield                       5.60%            NA              NA                NA               6.90%
(1/2/97)
------------------------------------ ------------- --------------- ---------------- ----------------- ------------------
MS UF International                     23.45%           NA              NA                NA              11.96%
Magnum (1/2/97)
------------------------------------ ------------- --------------- ---------------- ----------------- ------------------
OCC Accumulation Trust                  3.52%          9.65%           18.02%            14.96%            16.03%
Managed (8/1/88) (3)
------------------------------------ ------------- --------------- ---------------- ----------------- ------------------
OCC Accumulation Trust                  -3.22%         1.51%            6.82%            9.54%              9.90%
Small Cap (8/1/88) (1)
------------------------------------ ------------- --------------- ---------------- ----------------- ------------------
Transamerica VIF Growth                 35.88%         40.49%          39.53%            25.03%              NA
(2/26/69) (2)
------------------------------------ ------------- --------------- ---------------- ----------------- ------------------
Transamerica VIF Money                  3.15%            NA              NA                NA               3.37%
Market (1/2/98)
------------------------------------ ------------- --------------- ---------------- ----------------- ------------------






3. CUMULATIVE TOTAL RETURNS - Assuming surrender, adjusted historical cumulative total returns for periods since inception of the portfolio, including adjusted historical performance for each sub-account are as follows. These figures include mortality and expenses charges of 1.20% per annum, administrative expenses charge of 0.15% per annum, a policy fee of $30 per annum adjusted for average account size and the applicable contingent deferred sales load (maximum
6% of premiums).



------------------------------------ ------------- --------------- ---------------- ----------------- ------------------
                                                                                                       For the period
                                                                                                            from
            SUB-ACCOUNT               For the 1-     For the 3-      For the 5-       For the 10-      commencement of
(date of commencement of operation   year period    year period      year period      year period         portfolio
                of                      ending         ending      ending 12/31/99  ending 12/31/99     operations to
     corresponding portfolio)          12/31/99       12/31/99                                            12/31/99
------------------------------------ ------------- --------------- ---------------- ----------------- ------------------
------------------------------------------------------------------------------------------------------------------------
Alger American Income &                35.38%         142.18%         283.98%           391.13%           424.01%
Growth (11/15/88)
------------------------------------------------------------------------------------------------------------------------
Alliance VP Growth &                    4.71%         61.98%          168.99%             NA              219.75%
Income (1/14/91)
------------------------------------------------------------------------------------------------------------------------
Alliance VP Premier                    25.38%         147.03%         330.72%             NA              420.95%
Growth (6/26/92)
------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation                4.80%         73.90%          186.91%             NA              210.00%
(4/5/93)
------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Small Cap                  16.33%         28.80%           91.68%             NA              1412.05%
(8/31/90)
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced            19.89%         95.00%          177.36%             NA              196.23%
(9/13/93)
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide           57.09%         144.06%         293.29%             NA              369.19%
Growth (9/13/93)
------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging                       69.19%         172.87%            NA               NA              269.54%
Growth (7/24/95)
------------------------------------------------------------------------------------------------------------------------
MFS VIT Growth w/                       0.10%         58.11%             NA               NA              108.34%
Income (10/9/95)
------------------------------------------------------------------------------------------------------------------------
MFS VIT Research                       17.22%         72.20%             NA               NA              130.52%
(7/26/95)
------------------------------------------------------------------------------------------------------------------------
MS UIF Fixed Income                    -8.11%           NA               NA               NA               7.57%
(1/2/97)
------------------------------------------------------------------------------------------------------------------------
MS UIF High Yield                       0.50%           NA               NA               NA               17.88%
(1/2/97)
------------------------------------------------------------------------------------------------------------------------
MS UIF International                   18.35%           NA               NA               NA               36.07%
Magnum (1/2/97)
------------------------------------------------------------------------------------------------------------------------
OCC Accumulation Trust                 -1.58%         27.58%          125.59%           303.15%           446.79%
Managed (8/1/88) (3)
------------------------------------------------------------------------------------------------------------------------
OCC Accumulation Trust                 -8.32%          0.36%           35.68%           148.81%           194.05%
Small Cap (8/1/88) (1)
------------------------------------------------------------------------------------------------------------------------
Transamerica VIF Growth                30.78%         173.07%         425.42%           833.22%             N/A
(2/26/69) (2)
------------------------------------------------------------------------------------------------------------------------
Transamerica VIF Money                 -1.95%           NA               NA               NA               1.74%
Market (1/2/98)
------------------------------------------------------------------------------------------------------------------------






4. CUMULATIVE TOTAL RETURNS - Assuming no surrender, adjusted historical cumulative total returns for periods since inception of the portfolio, including adjusted historical performance for each sub-account are as follows. These figures include mortality and expense charges of 1.20% per annum, administrative expense charge of 0.15% per annum, a policy fee of $30 per annum adjusted for average account size, the applicable contingent deferred sales load (maximum 6% of premiums).



------------------------------------ ------------- --------------- ---------------- ----------------- ------------------
                                                                                                       For the period
                                                                                                            from
            SUB-ACCOUNT               For the 1-                                                       commencement of
(date of commencement of operation   year period      For the      For the 5-year   For the 10-year       portfolio
                of                      ending     3-year period    period ending    period ending      operations to
     corresponding portfolio)          12/31/99        ending         12/31/99          12/31/99          12/31/99
                                    12/31/99
------------------------------------ ------------- --------------- ---------------- ----------------- ------------------
------------------------------------------------------------------------------------------------------------------------
Alger American Income &                40.48%         146.43%         287.38%           391.13%           424.01%
Growth (11/15/88)
------------------------------------------------------------------------------------------------------------------------
Alliance VP Growth &                    9.81%         66.23%          172.39%             NA              219.75%
Income (1/14/91)
------------------------------------------------------------------------------------------------------------------------
Alliance VP Premier                    30.48%         151.28%         334.12%             NA              420.95%
Growth (6/26/92)
------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation                9.90%         78.15%          190.31%             NA              211.70%
(4/5/93)
------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Small Cap                  21.43%         33.05%           95.08%             NA              1412.05%
(8/31/90)
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide           24.99%         99.25%          180.76%             NA              197.93%
Growth (9/13/93)
------------------------------------------------------------------------------------------------------------------------
Janus Aspen  Series Balanced           62.19%         148.31%         296.69%             NA              370.89%
(9/13/93)
------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging                       74.29%         177.12%            NA               NA              272.94%
Growth (7/24/95)
------------------------------------------------------------------------------------------------------------------------
MFS VIT Growth w/                       5.20%         62.36%             NA               NA              111.74%
Income (10/9/95)
------------------------------------------------------------------------------------------------------------------------
MFS VIT Research                       22.32%         76.45%             NA               NA              133.92%
(7/26/95)
------------------------------------------------------------------------------------------------------------------------
MS UIF Fixed Income                    -3.01%           NA               NA               NA               11.82%
(1/2/97)
------------------------------------------------------------------------------------------------------------------------
MS UIF High Yield                       5.60%           NA               NA               NA               22.13%
(1/2/97)
------------------------------------------------------------------------------------------------------------------------
MS UIF International                   23.45%           NA               NA               NA               40.32%
Magnum (1/2/97)
------------------------------------------------------------------------------------------------------------------------
OCC Accumulation Trust                  3.52%         31.83%          128.99%           303.15%           446.79%
Small Cap (8/1/88) (1)
------------------------------------------------------------------------------------------------------------------------
OCC Accumulation Trust                 -3.22%          4.61%           39.08%           148.81%           194.05%
Managed (8/1/88) (3)
------------------------------------------------------------------------------------------------------------------------
Transamerica VIF Growth                35.88%         177.32%         428.82%           833.22%             N/A
(2/26/69) (2)
------------------------------------------------------------------------------------------------------------------------
Transamerica VIF Money                  3.15%           NA               NA               NA               6.84%
Market (1/2/98)
------------------------------------------------------------------------------------------------------------------------


DISTRIBUTION OF THE POLICY


Transamerica Securities Sales Corporation ("TSSC") is principal underwriter of the policies under a Distribution Agreement with Transamerica. TSSC may also serve as principal underwriter and distributor of other policies issued through the variable account and certain other separate accounts of Transamerica and affiliates of Transamerica. TSSC is an indirect wholly-owned subsidiary of Transamerica Insurance Corporation. TSSC is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Transamerica pays TSSC for acting as the principal underwriter under a distribution agreement.

TSSC has entered into sales agreements with other broker-dealers to solicit applications for the policies through registered representatives who are licensed to sell securities and variable insurance products. These agreements provide that applications for the policies may be solicited by registered representatives of the broker-dealers appointed by Transamerica to sell its variable life insurance and variable annuities. These broker-dealers are registered with the Commission and are members of the NASD. The registered representatives are authorized under applicable state regulations to sell variable life insurance and variable annuities.

Under the agreements, applications for policies will be sold by broker-dealers which will receive compensation as described in the prospectus.

The offering of the policies is expected to be continuous and TSSC does not anticipate discontinuing the offering of the policies. However, TSSC reserves the right to discontinue the offering of the policies.

During fiscal year 1999, $420,921in commissions were paid to TSSC as underwriter of Separate Account VA-6NY; no amounts were retained by TSSC. Under the sales agreements, TSSC will pay broker-dealers compensation based on a percentage of each premium. This percentage may be up to 5.75% and in certain situations additional amounts for marketing allowances, production bonuses, service fees, sales awards and meetings, and asset based trailer commissions may be paid.


SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

Title to assets of the variable account is held by Transamerica. The assets of the variable account are kept separate and apart from Transamerica general account assets. Records are maintained of all purchases and redemptions of portfolio shares held by each of the sub-accounts.

STATE REGULATION


We are subject to the insurance laws and regulations of all the states where we are licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policy will be modified accordingly.


RECORDS AND REPORTS


All records and accounts relating to the variable account will be maintained by us or by our Service Center. As presently required by the provisions of the 1940 Act and regulations promulgated thereunder which pertain to the variable account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to owners semi-annually at their last known address of record.


FINANCIAL STATEMENTS

This Statement of Additional Information contains the financial statements of the variable account as of and for the period ended December 31, 1999.


The financial statements for Transamerica included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the policies. They should not be considered as bearing on the investment performance of the assets in the variable account.

APPENDIX

         ACCUMULATION TRANSFER FORMULA

         Transfers after the annuity date are implemented according to the following formulas:

          (1) Determine the number of units to be transferred from the variable sub-account as follows: = AT/AUV1

         (2) Determine the number of variable accumulation units remaining in such variable sub-account (after the transfer):
         = UNIT1 AT/AUV1

         (3) Determine the number of variable accumulation units in the transferee variable sub-account (after the transfer):
         = UNIT2 + AT/AUV2

         (4) Subsequent variable accumulation payments will reflect the changes in variable accumulation units in each variable sub-account as of the next variable accumulation payment's due date.

         Where:

         (AUV1) is the variable accumulation unit value of the variable sub-account that the transfer is being made from as of the end of the valuation period in which the transfer request was received.

         (AUV2) is the variable accumulation unit value of the variable sub-account that the transfer is being made to as of the end of the valuation period in which the transfer request was received.

         (UNIT1) is the number of variable accumulation units in the variable sub-account that the transfer is being made from, before the transfer.

         (UNIT2) is the number of variable accumulation units in the variable sub-account that the transfer is being made to, before the transfer.

         (AT)  is  the  dollar  amount  being   transferred  from  the  variable
sub-account.

                          Audited Financial Statements

                           Separate Account VA-6NY of
                           Transamerica Life Insurance
                               Company of New York

                  Period from February 5, 1999 (Commencement of
                        Operations) to December 31, 1999
                       with Report of Independent Auditors

                           Separate Account VA-6NY of
                           Transamerica Life Insurance
                               Company of New York

                          Audited Financial Statements

 Period from February 5, 1999 (Commencement of Operations) to December 31, 1999



                                    CONTENTS


Report of Independent Auditors................................................................................1

Audit Financial Statements

Statement of Assets and Liabilities...........................................................................2
Statement of Operations.......................................................................................5
Statement of Changes in Net Assets............................................................................8
Notes to Financial Statements.................................................................................11

                         Report of Independent Auditors


Unitholders of Separate Account VA-6NY
     of Transamerica Life Insurance Company of New York
Board of Directors, Transamerica Life Insurance Company of New York


We have audited the accompanying statement of assets and liabilities of Separate Account VA-6NY of Transamerica Life Insurance Company of New York (comprised of the Alliance Premier Growth, Alliance Growth and Income, Oppenheimer Managed, Oppenheimer Small Cap, Transamerica VIF Growth, Transamerica VIF Money Market, MFS Research, MFS Growth with Income, MFS Emerging Growth, Morgan Stanley International Mangum, Morgan Stanley Fixed Income, Morgan Stanley High Yield, Alger American Income and Growth, Janus Aspen Worldwide Growth, Janus Aspen Balanced, Dreyfus Capital Appreciation, and Dreyfus Small Cap Sub-Accounts) as of December 31, 1999, the related statements of operations and changes in net assets for the period from February 5, 1999 (commencement of operations) to December 31, 1999. The financial statements are the responsibility of the Separate Account VA-6NY's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts comprising Separate Account VA-6NY of Transamerica Life Insurance Company of New York at December 31, 1999, the results of their operations and the changes in their net assets for the period from February 5, 1999 (commencement of operations) to December 31, 1999 in conformity with accounting principles generally accepted in the United States.


March 24, 2000

             Separate Account VA-6NY of Transamerica Life Insurance
                               Company of New York

                       Statement of Assets and Liabilities

                                December 31, 1999



                                        ALLIANCE      ALLIANCE                                    TRANSAMERICA    TRANSAMERICA
                                        PREMIER      GROWTH AND    OPPENHEIMER     OPPENHEIMER         VIF         VIF MONEY
                                         GROWTH        INCOME        MANAGED        SMALL CAP        GROWTH          MARKET
                                      SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                                      ------------- ------------- --------------- --------------- -------------- ---------------
Assets:
   Investments, at fair value         $  1,281,348  $    468,717  $      21,242   $       9,116   $     777,585  $     79,701
   Due from Transamerica Life                    -             8              1               3               -           105
                                      ------------- ------------- --------------- --------------- -------------- ---------------
Total assets                             1,281,348       468,725         21,243           9,119         777,585        79,806

Liabilities:
   Due to Transamerica Life                     52             -              -               -              57             -
                                      ------------- ------------- --------------- --------------- -------------- ---------------
Total liabilities                               52             -              -               -              57             -
                                      ------------- ------------- --------------- --------------- -------------- ---------------

Net assets                            $  1,281,296  $    468,725  $      21,243   $       9,119   $    777,528   $     79,806
                                      ============= ============= =============== =============== ============== ===============

Accumulation units outstanding          67,859.000    35,921.156      1,945.488       1,049.819     40,508.249     74,489.911
                                      ============= ============= =============== =============== ============== ===============

Net asset value and redemption
   price per unit                     $  18.881740  $  13.048717  $   10.919111   $    8.686259   $  19.194313   $   1.071367
                                      ============= ============= =============== =============== ============== ===============

Other sub-account information:

Number of mutual fund shares            31,677.319    21,510.630         486.647         404.822    29,221.529     79,700.810

Net asset value per share             $      40.45  $      21.79  $       43.65   $       22.52   $      26.61   $       1.00

Investment cost                       $  1,104,641  $    468,292  $      20,941   $       9,581   $    650,737   $     79,701


See accompanying notes.



                                        4








                                                   MORGAN         MORGAN                         ALGER
                      MFS       MFS EMERGING      STANLEY         STANLEY        MORGAN        AMERICAN
 MFS RESEARCH     GROWTH WITH      GROWTH      INTERNATIONAL   FIXED INCOME      STANLEY      INCOME AND
  SUB-ACCOUNT       INCOME       SUB-ACCOUNT       MAGNUM       SUB-ACCOUNT    HIGH YIELD       GROWTH
                  SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT    SUB-ACCOUNT
---------------- -------------- -------------- --------------- -------------- -------------- --------------

$     176,779    $     422,393  $     247,778  $       19,129  $      99,823    $    75,103  $    377,306
            3                6              -               -              1              2             -
---------------- -------------- -------------- --------------- -------------- -------------- --------------
      176,782          422,399        247,778          19,129         99,824         75,105       377,306


            -                -             28               -              -              -            23
---------------- -------------- -------------- --------------- -------------- -------------- --------------
            -                -             28               -              -              -            23
---------------- -------------- -------------- --------------- -------------- -------------- --------------

$     176,782    $    422,399   $     247,750  $       19,129  $      99,824  $      75,105  $    377,283
================ ============== ============== =============== ============== ============== ==============

     11,885.844     33,284.624     10,752.253       1,445.779      9,706.172      6,892.039    20,454.496
================ ============== ============== =============== ============== ============== ==============


$   14.873323    $   12.690514  $   23.041683  $    13.230929  $   10.284590  $   10.897356  $  18.444991
================ ============== ============== =============== ============== ============== ==============



      7,574.080     19,821.333      6,530.795       1,377.163      9,932.624      7,334.274    21,462.232

$       23.34    $       21.31  $       37.94  $        13.89  $       10.05  $       10.24  $      17.58

$     155,375    $     406,721  $     170,281  $       16,092  $     104,392  $      78,193  $    299,906



             Separate Account VA-6NY of Transamerica Life Insurance
                               Company of New York

                 Statement of Assets and Liabilities (continued)

                                December 31, 1999


                                          JANUS
                            ASPEN JANUS ASPEN DREYFUS
                                        WORLDWIDE     BALANCED       CAPITAL      DREYFUS SMALL
                                         GROWTH     SUB-ACCOUNT    APPRECIATION        CAP
                                       SUB-ACCOUNT                 SUB-ACCOUNT     SUB-ACCOUNT
                                      ------------- ------------- --------------- ---------------
Assets:
   Investments, at fair value         $    669,803  $  1,169,219  $     381,833   $     176,038
   Due from Transamerica Life                    -             -               4               -
                                      ------------- ------------- --------------- ---------------
Total assets                               669,803     1,169,219         381,837         176,038

Liabilities:
   Due to Transamerica Life                     94            49               -               1
                                      ------------- ------------- --------------- ---------------
Total liabilities                               94            49               -               1
                                      ------------- ------------- --------------- ---------------

Net assets                            $    669,709  $  1,169,170  $     381,837   $     176,037
                                      ============= ============= =============== ===============

Accumulation units outstanding          32,624.907    70,631.182      27,264.942      15,139.412
                                      ============= ============= =============== ===============

Net asset value and redemption
   price per unit                     $  20.527537  $  16.553171  $   14.004688   $   11.627730
                                      ============= ============= =============== ===============

Other sub-account information:

Number of mutual fund shares            14,027.278    41,877.474        9,576.944     2,653.565

Net asset value per share             $      47.75  $      27.92  $       39.87   $       66.34

Investment cost                       $    485,567  $  1,053,029  $     370,437   $     160,337


See accompanying notes.




                                        5

             Separate Account VA-6NY of Transamerica Life Insurance
                               Company of New York

                             Statement of Operations

                  Period from February 5, 1999 (Commencement of Operations) to December 31, 1999



                                        ALLIANCE       ALLIANCE                                     TRANSAMERICA
                                        PREMIER       GROWTH AND     OPPENHEIMER    OPPENHEIMER         VIF
                                         GROWTH         INCOME         MANAGED       SMALL CAP         GROWTH
                                      SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                      ------------- --------------- -------------- --------------- ---------------

Investment income                     $     4,237   $     6,942     $         -    $         -     $       328

Expenses:
   Mortality and expense risk charge        6,936         2,125             143             58           2,883
                                      ------------- --------------- -------------- --------------- ---------------

Net investment income (loss)               (2,699)        4,817            (143)           (58)         (2,555)

Net realized and unrealized gain
   (loss) on investments:
   Realized gain (loss) on
     investment transactions                  793           172              17            (20)            139
   Unrealized appreciation
     (depreciation) of investments        176,706           424             301           (464)        126,848
                                      ------------- --------------- -------------- --------------- ---------------

Net gain (loss) on investments            177,499           596             318           (484)        126,987
                                      ------------- --------------- -------------- --------------- ---------------

Increase (decrease) in net assets
   resulting from operations          $   174,800   $     5,413     $       175    $      (542)    $   124,432
                                      ============= =============== ============== =============== ===============


See accompanying notes.







                                                                   MORGAN         MORGAN                        ALGER
  TRANSAMERICA                        MFS       MFS EMERGING      STANLEY         STANLEY        MORGAN        AMERICAN
   VIF MONEY      MFS RESEARCH    GROWTH WITH      GROWTH      INTERNATIONAL   FIXED INCOME      STANLEY      INCOME AND
     MARKET        SUB-ACCOUNT      INCOME       SUB-ACCOUNT       MAGNUM       SUB-ACCOUNT    HIGH YIELD       GROWTH
  SUB-ACCOUNT                     SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT   SUB-ACCOUNT
----------------- -------------- -------------- -------------- --------------- -------------- -------------- -------------

$       872       $     1,030    $       405    $         -    $       169     $     4,472    $     5,694    $     2,401


        343             1,179          1,932          1,011            130             642            478          1,553
----------------- -------------- -------------- -------------- --------------- -------------- -------------- -------------

        529              (149)        (1,527)        (1,011)            39           3,830          5,216            848




          -             2,225             94          6,829            113             (19)            19          1,904

          -            21,404         15,671         77,498          3,037          (4,570)        (3,090)        77,400
----------------- -------------- -------------- -------------- --------------- -------------- -------------- -------------

          -            23,629         15,765         84,327          3,150          (4,589)        (3,071)        79,304
----------------- -------------- -------------- -------------- --------------- -------------- -------------- -------------


$       529       $    23,480    $    14,238    $    83,316    $     3,189     $      (759)   $     2,145    $    80,152
================= ============== ============== ============== =============== ============== ============== =============




                                        7


             Separate Account VA-6NY of Transamerica Life Insurance
                               Company of New York

                       Statement of Operations (continued)

                  Period from February 5, 1999 (Commencement of Operations) to December 31, 1999


                                      JANUS ASPEN
                             WORLDWIDE JANUS DREYFUS
                                         GROWTH         ASPEN          CAPITAL     DREYFUS SMALL
                                      SUB-ACCOUNT      BALANCED     APPRECIATION        CAP
                                                     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                                      ------------- --------------- -------------- ---------------

Investment income                     $       382   $    14,851     $     3,483    $         -

Expenses:
   Mortality and expense risk charge        3,101         5,643           1,697            557
                                      ------------- --------------- -------------- ---------------

Net investment income (loss)               (2,719)        9,208           1,786           (557)

Net realized and unrealized gain
   (loss) on investments:
   Realized gain (loss) on
     investment transactions                1,095         1,145             905            137
   Unrealized appreciation
     (depreciation) of investments        184,235       116,190          11,395         15,700
                                      ------------- --------------- -------------- ---------------

Net gain (loss) on investments            185,330       117,335          12,300         15,837
                                      ------------- --------------- -------------- ---------------

Increase (decrease) in net assets
   resulting from operations          $   182,611   $   126,543     $    14,086    $    15,280
                                      ============= =============== ============== ===============


See accompanying notes.

             Separate Account VA-6NY of Transamerica Life Insurance
                               Company of New York

                       Statement of Changes in Net Assets

 Period from February 5, 1999 (Commencement of Operations) to December 31, 1999



                                        ALLIANCE       ALLIANCE                                     TRANSAMERICA   TRANSAMERICA
                                        PREMIER       GROWTH AND     OPPENHEIMER    OPPENHEIMER         VIF          VIF MONEY
                                         GROWTH         INCOME         MANAGED       SMALL CAP         GROWTH         MARKET
                                      SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                      ------------- --------------- -------------- --------------- --------------- --------------

Increase (decrease) in net assets:
   Operations:
     Net investment income (loss)     $    (2,699)      $ 4,817        $   (143)      $    (58)       $ (2,555)       $    529
     Realized gain (loss) on
       investment transactions                793           172              17            (20)            139               -
     Unrealized appreciation
       (depreciation) of investments      176,706           424             301           (464)        126,848               -
                                      ------------- --------------- -------------- --------------- --------------- --------------
   Increase (decrease) in net
     assets resulting from                174,800         5,413             175           (542)        124,432             529
     operations

Changes from accumulation unit
   transactions                         1,106,496       463,312          21,068          9,661         653,096          79,277
                                      ------------- --------------- -------------- --------------- --------------- --------------

Total increase in net assets            1,281,296       468,725          21,243          9,119         777,528          79,806

Net assets at beginning of period               -             -               -              -               -               -
                                      ------------- --------------- -------------- --------------- --------------- --------------
Net assets at end of period           $  1,281,296  $   468,725        $ 21,243       $  9,119        $777,528        $ 79,806
                                      ============= =============== ============== =============== =============== ==============


See accompanying notes.



                                       10









                                                   MORGAN         MORGAN                         ALGER
                      MFS       MFS EMERGING      STANLEY         STANLEY        MORGAN        AMERICAN
 MFS RESEARCH     GROWTH WITH      GROWTH      INTERNATIONAL   FIXED INCOME      STANLEY      INCOME AND
  SUB-ACCOUNT       INCOME       SUB-ACCOUNT       MAGNUM       SUB-ACCOUNT    HIGH YIELD       GROWTH
                  SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT    SUB-ACCOUNT
---------------- -------------- -------------- --------------- -------------- -------------- --------------



   $   (149)       $  (1,527)     $  (1,011)       $     39     $    3,830      $   5,216      $     848

      2,225               94          6,829             113            (19)            19          1,904

     21,404           15,671         77,498           3,037         (4,570)        (3,090)        77,400
---------------- -------------- -------------- --------------- -------------- -------------- --------------

     23,480           14,238         83,316           3,189           (759)         2,145         80,152


    153,302          408,161        164,434          15,940        100,583         72,960        297,131
---------------- -------------- -------------- --------------- -------------- -------------- --------------

    176,782          422,399        247,750          19,129         99,824         75,105        377,283

          -                -              -               -              -              -              -
---------------- -------------- -------------- --------------- -------------- -------------- --------------
   $176,782        $ 422,399      $ 247,750        $ 19,129     $   99,824      $  75,105      $ 377,283
================ ============== ============== =============== ============== ============== ==============

             Separate Account VA-6NY of Transamerica Life Insurance
                               Company of New York

                 Statement of Changes in Net Assets (continued)

 Period from February 5, 1999 (Commencement of Operations) to December 31, 1999


                                      JANUS ASPEN
                             WORLDWIDE JANUS DREYFUS
                                         GROWTH         ASPEN          CAPITAL     DREYFUS SMALL
                                      SUB-ACCOUNT      BALANCED     APPRECIATION        CAP
                                                     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                                      ------------- --------------- -------------- ---------------

Increase (decrease) in net assets:
   Operations:
     Net investment income (loss)     $   (2,719)   $      9,208       $   1,786      $    (557)
     Realized gain (loss) on
       investment transactions             1,095           1,145             905            137
     Unrealized appreciation
       (depreciation) of investments     184,235         116,190          11,395         15,700
                                      ------------- --------------- -------------- ---------------
   Increase (decrease) in net
     assets resulting from               182,611         126,543          14,086         15,280
     operations

Changes from accumulation unit
   transactions                          487,098       1,042,627         367,751        160,757
                                      ------------- --------------- -------------- ---------------

Total increase in net assets             669,709       1,169,170         381,837        176,037

Net assets at beginning of period              -               -               -              -
                                      ------------- --------------- -------------- ---------------
Net assets at end of period           $  669,709    $  1,169,170       $ 381,837      $ 176,037
                                      ============= =============== ============== ===============


See accompanying notes.

             Separate Account VA-6NY of Transamerica Life Insurance
                               Company of New York

                          Notes to Financial Statements

                                December 31, 1999

                                       16


1. ORGANIZATION

Separate Account VA-6NY of Transamerica Life Insurance Company of New York ("Separate Account") was established by Transamerica Life Insurance Company of New York ("Transamerica Life") as a separate account under the laws of the State of New York pursuant to September 11, 1996 resolutions of Transamerica's Board of Directors. The Separate Account is registered with the Securities and Exchange Commission (the "Commission") under the Investment Company Act of 1940 as a unit investment trust and is designed to provide annuity benefits pursuant to deferred annuity contracts ("Contract") issued by Transamerica Life. The Separate Account commenced operations when initial deposits were received on February 5, 1999.

In accordance with the terms of the Contract, all payments allocated to the Separate Account by contract owners must be allocated to purchase units of any or all of the Separate Account's seventeen sub-accounts, each of which invests exclusively in a specific corresponding mutual fund portfolio. The mutual fund portfolios are: Alliance Premier Growth, Alliance Growth and Income, Oppenheimer Managed, Oppenheimer Small Cap, Transamerica VIF Growth, Transamerica VIF Money Market, MFS Research, MFS Growth with Income, MFS Emerging Growth, Morgan Stanley International Magnum, Morgan Stanley Fixed Income, Morgan Stanley High Yield, Alger American Income and Growth, Janus Aspen Worldwide Growth, Janus Aspen Balanced, Dreyfus Capital Appreciation, and Dreyfus Small Cap, (together "the Funds"). The funds are open-end, diversified investment companies registered under the Investment Company Act of 1940.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements of the Separate Account have been prepared in accordance with accounting principles generally accepted in the United States. The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known which could impact the amounts reported and disclosed herein. The accounting principles followed and the methods of applying those principles are presented below:

    Investment Valuation--Investments in the Funds' shares are carried at fair (net asset) value. Realized investment gains or losses on investments are determined on a specific identification basis which approximates average cost. Investment transactions are accounted for on the date the order to buy or sell is executed (trade date).

             Separate Account VA-6NY of Transamerica Life Insurance
                               Company of New York

                    Notes to Financial Statements (continued)




2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    Investment Income--Investment income consists of dividend income (both ordinary and capital gains) and is recognized on the ex-dividend date. All distributions received are reinvested in the respective sub-accounts.

    Federal Income Taxes--Operations of the Separate Account are part of, and will be taxed with, those of Transamerica Life, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current federal income tax law, income from assets maintained in the Separate Account for the exclusive benefit of participants is generally not subject to federal income tax.

3. EXPENSES AND CHARGES

Mortality and expense risk charges are deducted from each sub-account of the Separate Account on a daily basis which is equal, on an annual basis, to 1.20% of the daily net asset value of the sub-account. This amount can never increase and is paid to Transamerica Life. An administrative expense charge is also deducted by Transamerica Life from each sub-account on a daily basis which is equal, on an annual basis, to .15% of the daily net asset value of the sub-account. This amount may change, but it is guaranteed not to exceed a maximum effective annual rate of .35%.

The following charges are deducted from a contract holder's account by Transamerica Life and not directly from the Separate Account. An annual contract fee is deducted at the end of each contract year prior to the annuity date. Currently, this charge is $30. This charge may change but is guaranteed not to exceed $60. After the annuity date this charge is referred to as the Annuity Fee. The Annuity Fee is $30. Additionally, there is a $10 fee for each transfer in excess of eighteen in any contract year. In the event that a contract holder withdraws all or a portion of the contract holder's account, a contingent deferred sales load (CDSL) not exceeding 6% of premiums may be applied to the amount of the contract value withdrawn to cover certain expenses relating to the sale of contracts. The amount of the CDSL is based upon elapsed time since the premium was received and disappears after the seventh year. The CDSL charge for 1999 was $5,487.

4. REMUNERATION

The Separate Account pays no remuneration to directors, advisory boards or officers or such other persons who may from time to time perform services for the Separate Account.


5. ACCUMULATION UNITS

The changes in accumulation units and amounts are as follows:


                                ALLIANCE      ALLIANCE
PERIOD FROM FEBRUARY 5, 1999    PREMIER      GROWTH AND    OPPENHEIMER    OPPENHEIMER    TRANSAMERICA
   TO DECEMBER 31, 1999          GROWTH        INCOME        MANAGED       SMALL CAP      VIF GROWTH
                              SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
---------------------------- ------------- -------------- -------------- -------------- --------------
Accumulation units:
   Units sold                  65,868.444   34,163.006      1,945.488      1,049.819     39,600.628
   Units redeemed               (220.392)     (64.782)              -              -      (241.232)
   Units transferred            2,210.948    1,822.932              -              -      1,148.853
                             ------------- -------------- -------------- -------------- --------------
                               67,859.000   35,921.156      1,945.488      1,049.819     40,508.249
                             ============= ============== ============== ============== ==============

                             TRANSAMERICA                                               MORGAN STANLEY
                               VIF MONEY    MFS RESEARCH    MFS GROWTH    MFS EMERGING   INTERNATIONAL
                                MARKET       SUB-ACCOUNT    WITH INCOME      GROWTH         MAGNUM
                              SUB-ACCOUNT                   SUB-ACCOUNT
                             ------------- -------------- -------------- -------------- --------------
Accumulation units:
   Units sold                  88,870.087     16,452.696     31,452.165     13,354.823      1,521.875
   Units redeemed                       -    (4,856.296)              -     (2,963.009       (76.096)
   Units transferred         (14,380.176)        289.444      1,832.459        360.439              -
                             ------------- -------------- -------------- -------------- --------------
                               74,489.911     11,885.844     33,284.624     10,752.253      1,445.779
                             ============= ============== ============== ============== ==============

                                                              ALGER
                   MORGAN MORGAN STANLEY AMERICAN JANUS ASPEN
                             STANLEY FIXED   HIGH YIELD     GROWTH AND      WORLDWIDE     JANUS ASPEN
                                 INCOME      SUB-ACCOUNT      INCOME         GROWTH        BALANCED
                               SUB-ACCOUNT                 SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                             ------------- -------------- -------------- -------------- --------------
Accumulation units:
   Units sold                   8,827.368      6,731.384     19,645.579     32,799.611     69,570.446
   Units redeemed                       -       (22.978)              -      (248.942)       (83.812)
   Units transferred              878.804        183.633        808.917         74.238      1,144.548
                             ------------- -------------- -------------- -------------- --------------
                                9,706.172      6,892.039     20,454.496     32,624.907     70,631.182
                             ============= ============== ============== ============== ==============





5. ACCUMULATION UNITS (CONTINUED)

                                DREYFUS
                                CAPITAL    DREYFUS SMALL
                              APPRECIATION      CAP
                              SUB-ACCOUNT   SUB-ACCOUNT
                             ------------- -------------
Accumulation units:
   Units sold                  26,416.309    15,018.738
   Units redeemed                (121.772)     (24.147)
   Units transferred              970.405       144.821
                             ------------- -------------
                               27,264.942    15,139.412
                             ============= =============


                                ALLIANCE      ALLIANCE
PERIOD  FROM   FEBRUARY  5,     PREMIER      GROWTH AND    OPPENHEIMER    OPPENHEIMER    TRANSAMERICA
   1999  TO  DECEMBER   31,      GROWTH        INCOME        MANAGED       SMALL CAP      VIF GROWTH
   1999                       SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
---------------------------- ------------- -------------- -------------- -------------- --------------
Amounts:
   Sales                     $ 1,074,039   $ 440,636      $ 21,068       $ 9,661        $ 638,463
   Redemptions                    (3,594)         (836)             -              -          (3,889)
   Transfers                      36,051        23,512              -              -          18,522
                             ------------- -------------- -------------- -------------- --------------
Net increase                 $ 1,106,496   $ 463,312      $ 21,068       $ 9,661        $ 653,096
                             ============= ============== ============== ============== ==============

                             TRANSAMERICA                                               MORGAN STANLEY
                               VIF MONEY    MFS RESEARCH    MFS GROWTH    MFS EMERGING   INTERNATIONAL
                                MARKET       SUB-ACCOUNT    WITH INCOME      GROWTH         MAGNUM
                              SUB-ACCOUNT                   SUB-ACCOUNT
                             ------------- -------------- -------------- -------------- --------------
Amounts:
   Sales                     $ 94,581      $     212,205  $     385,690  $     204,235  $      16,779
   Redemptions                          -        (62,636)             -       (45,303)          (839)
   Transfers                      (15,304)         3,733         22,471          5,502              -
                             ------------- -------------- -------------- -------------- --------------
Net increase                 $ 79,277      $     153,302  $     408,161  $     164,434  $      15,940
                             ============= ============== ============== ============== ==============

                                                              ALGER
                   MORGAN MORGAN STANLEY AMERICAN JANUS ASPEN
                             STANLEY FIXED   HIGH YIELD     GROWTH AND      WORLDWIDE     JANUS ASPEN
                                 INCOME      SUB-ACCOUNT      INCOME         GROWTH        BALANCED
                              SUB-ACCOUNT                  SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                             ------------- -------------- -------------- -------------- --------------
Amounts:
   Sales                     $     91,476  $ 71,259       $     285,454  $     489,707  $   1,026,969
   Redemptions                          -          (243)           (77)        (3,717)        (1,237)
   Transfers                        9,107          1,944         11,754          1,108         16,895
                             ------------- -------------- -------------- -------------- --------------
Net increase                 $    100,583  $ 72,960       $     297,131  $     487,098  $   1,042,627
                             ============= ============== ============== ============== ==============





5. ACCUMULATION UNITS (CONTINUED)

                                DREYFUS
                                CAPITAL    DREYFUS SMALL
                              APPRECIATION      CAP
                              SUB-ACCOUNT   SUB-ACCOUNT
                             ------------- -------------
Amounts:
   Sales                     $    356,304  $    159,475
   Redemptions                     (1,642)         (256)
   Transfers                       13,089         1,538
                             ------------- -------------
Net increase                 $    367,751  $    160,757
                             ============= =============

6. INVESTMENT TRANSACTIONS

The aggregate cost of purchases and the aggregate proceeds from the sales of investments for the period from February 5,1999 to December 31, 1999 were:


                                  ALLIANCE       ALLIANCE
                                   PREMIER      GROWTH AND     OPPENHEIMER    OPPENHEIMER    TRANSAMERICA
                                   GROWTH         INCOME         MANAGED       SMALL CAP      VIF GROWTH
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                -------------- -------------- -------------- -------------- --------------

Aggregate purchases             $1,115,244     $ 472,696      $ 31,543       $ 10,143       $ 657,832
                                ============== ============== ============== ============== ==============

Aggregate proceeds from sales   $ 11,396       $ 4,575        $ 10,619       $ 542          $ 7,234
                                ============== ============== ============== ============== ==============

                                 TRANSAMERICA                  MFS GROWTH    MFS EMERGING       MORGAN
                                  VIF MONEY    MFS RESEARCH    WITH INCOME      GROWTH         STANLEY
                                    MARKET      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   INTERNATIONAL
                                  SUB-ACCOUNT                                                   MAGNUM
                                -------------- -------------- -------------- -------------- ---------------

Aggregate purchases             $ 95,264       $ 223,089      $ 408,559      $ 217,144      $  16,948
                                ============== ============== ============== ============== ===============

Aggregate proceeds from sales   $ 15,563       $ 69,939       $ 1,932        $  53,692      $     969
                                ============== ============== ============== ============== ===============





6. INVESTMENT TRANSACTIONS (CONTINUED)

                                   MORGAN                         ALGER          JANUS
                                   STANLEY        MORGAN        AMERICAN         ASPEN          JANUS
                                FIXED INCOME   STANLEY HIGH    INCOME AND      WORLDWIDE        ASPEN
                                 SUB-ACCOUNT       YIELD         GROWTH         GROWTH         BALANCED
                                                SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                -------------- -------------- -------------- -------------- ---------------

Aggregate purchases             $ 105,144      $  78,979      $  307,437     $ 492,391      $ 1,063,136
                                ============== ============== ============== ============== ===============

Aggregate proceeds from sales   $     732      $     804      $    9,435     $   7,919      $    11,252
                                ============== ============== ============== ============== ===============

                                    DREYFUS
                                    CAPITAL        DREYFUS
                                 APPRECIATION     SMALL CAP
                                  SUB-ACCOUNT    SUB-ACCOUNT
                                ---------------- -------------

Aggregate purchases             $  379,310       $  161,266
                                ================ =============

Aggregate proceeds from sales   $    2,410       $   8,433
                                ================ =============


FINANCIAL STATEMENTS - STATUTORY BASIS
Transamerica Life Insurance Company of New York
Years ended December 31, 1999, 1998 and 1997 with Report of Independent Auditors



                 Transamerica Life Insurance Company of New York

                      Financial Statements-Statutory Basis



                                   Years ended December 31, 1999, 1998 and 1997



                                    CONTENTS

Report of Independent Auditors..........................................................................1

Audited Financial Statements

Balance Sheets - Statutory Basis........................................................................3
Statements of Operations - Statutory Basis..............................................................5
Statements of Changes in Capital and Surplus - Statutory Basis..........................................6
Statements of Cash Flow - Statutory Basis...............................................................7
Notes to Financial Statements - Statutory Basis.........................................................9

Statutory-Basis Financial Statement Schedules

Summary of Investments - Other Than Investments in Related Parties -
   Statutory Basis.....................................................................................27
Supplementary Insurance Information - Statutory Basis..................................................28
Reinsurance - Statutory Basis..........................................................................30



1






                         Report Of Independent Auditors

Board of Directors
Transamerica Life Insurance
Company of New York

We have audited the accompanying statutory-basis balance sheets of Transamerica Life Insurance Company of New York as of December 31, 1999 and 1998, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 1999. Our audits also include the accompanying statutory-basis financial statement schedules required by Article 7 of Regulation S-X. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the State of New York Insurance Department, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matters described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Transamerica Life Insurance Company of New York at December 31, 1999 and 1998, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1999.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Life Insurance Company of New York at December 31, 1999 and 1998, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 1999, in conformity with accounting practices prescribed or permitted by the State of New York Insurance Department. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.



March 14, 2000

3

                 Transamerica Life Insurance Company of New York

                        Balance Sheets - Statutory Basis

                                 (Dollars in thousands, except per share amounts)

                                                                                   DECEMBER 31
                                                                             1999              1998
                                                                       ------------------------------------

ADMITTED ASSETS Cash and invested assets:
   Bonds                                                                 $      764,615   $      564,092
   Real estate                                                                      323              333
   Policy loans                                                                  14,398           13,297
   Cash and short-term investments                                               40,120           45,804
   Receivable for securities sold                                                 3,574            1,593
                                                                       ------------------------------------
Total cash and invested assets                                                  823,030          625,119










Accrued investment income                                                        14,577           11,205
Reinsurance balances recoverable                                                  3,240            3,550
Receivable from parent and affiliates                                             2,840                -
Deferred and uncollected premiums                                                   742            1,121
Separate account assets                                                         587,827          431,905
                                                                       ------------------------------------
Total admitted assets                                                    $    1,432,256   $    1,072,900
                                                                       ====================================




8







                                                                                   DECEMBER 31
                                                                             1999              1998
                                                                       ------------------------------------

LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
   Reserves for future policy benefits                                   $      755,636   $      566,814
   Policy and contract claims payable                                             2,684            1,867
   Supplementary contracts without life contingencies                               979            1,306
   Reinsurance balances                                                          29,694           26,243
   Accounts payable and accrued expenses                                         12,693            2,625
   Other liabilities (primarily remittances and item not allocated)
                                                                                  9,565           27,995
   Payable to parent and affiliates                                                   -            3,961
   Asset valuation reserve                                                        4,107            3,116
   Interest maintenance reserve                                                     711            1,689
   Separate accounts reserve adjustment                                         (22,048)         (17,643)
   Separate account liabilities                                                 587,827          431,905
                                                                       ------------------------------------
Total liabilities                                                             1,381,848        1,049,878

Capital and surplus:
   Common Stock ($1,000 par value):
     Authorized, issued and outstanding -
       2,000,000 shares                                                           2,000            2,000
   Contributed surplus                                                           83,920           59,920
   Unassigned surplus                                                           (35,512)         (38,898)
                                                                       ------------------------------------
Total capital and surplus                                                        50,408           23,022
                                                                       ------------------------------------
Total liabilities and capital and surplus                                $    1,432,256   $    1,072,900
                                                                       ====================================

See accompanying notes.



                 Transamerica Life Insurance Company of New York

                   Statements of Operations - Statutory Basis

                             (Dollars in thousands)

                                                                       YEAR ENDED DECEMBER 31
                                                                1999            1998            1997
                                                          -------------------------------------------------
Revenues:
   Premiums and annuity considerations                       $    19,360    $    17,988     $     36,216
   Fund deposits                                                 321,513        246,760          103,949
   Net investment income                                          48,557         36,867           35,415
   Commissions and expense allowances on reinsurance ceded
                                                                   4,221          4,934            4,834
   Other                                                           8,409          6,249            4,255
                                                          -------------------------------------------------
                                                                 402,060        312,798          184,669
Benefits and expenses:
   Benefits paid or provided for:
     Death benefits                                                5,446          5,465            6,315
     Annuity benefits                                             14,285         14,173           13,134
     Health and disability benefits                                  434            275              167
     Surrender benefits and other fund withdrawals
                                                                  72,716         52,986           55,947
     Increase in reserves                                        188,495        134,474           14,426
     Other                                                           309            438              268
                                                          -------------------------------------------------
                                                                 281,685        207,811           90,257
   Expenses:
     Commissions and expense allowances                           24,441         21,026           11,629
     Other operating expenses                                     15,212         12,390           11,151
     Transfers to separate accounts                               75,468         77,955           71,478
                                                          -------------------------------------------------
                                                                 115,121        111,371           94,258
                                                          -------------------------------------------------
                                                                 396,806        319,182          184,515
                                                          -------------------------------------------------
Gain from operations before federal income taxes and net
   realized gains (losses)                                         5,254         (6,384)             154
Federal income tax expense (benefit)                               2,627         (1,570)            (271)
                                                          -------------------------------------------------
Gain from operations before net realized
  gains (losses)                                                   2,627         (4,814)             425
Net realized gains (losses) on investment transactions
                                                                       7            (77)             (30)
                                                          -------------------------------------------------
Net income                                                   $     2,634    $    (4,891)    $        395
                                                          =================================================

See accompanying notes.




                 Transamerica Life Insurance Company of New York

                          Statements of Changes in Capital and Surplus - Statutory Basis

                             (Dollars in thousands)


                                                                    YEAR ENDED DECEMBER 31
                                                            1999             1998              1997
                                                     ------------------------------------------------------

Capital and surplus at beginning of year               $      23,022     $      23,591    $      22,822
   Net income (loss)                                           2,634            (4,891)             395
   Decrease (increase) in non-admitted assets and
     related items                                             1,834              (249)            (464)
   Increase in liability for reinsurance in
     unauthorized companies                                      (91)                -                -
   (Increase) decrease in asset valuation reserve
                                                                (991)             (429)           1,000
   Contributed capital                                        24,000             5,000                -
   Prior year adjustments                                          -                 -             (162)
                                                     ------------------------------------------------------
Capital and surplus at end of year                     $      50,408     $      23,022    $      23,591
                                                     ======================================================

See accompanying notes.





                 Transamerica Life Insurance Company of New York

                    Statements of Cash Flow - Statutory Basis

                             (Dollars in thousands)


                                                                    YEAR ENDED DECEMBER 31
                                                            1999             1998              1997
                                                     ------------------------------------------------------
OPERATING ACTIVITIES
Premiums and annuity considerations                    $      12,266     $      26,673    $      37,024
Fund deposits                                                321,513           246,760          103,949
Allowances and reserve adjustments received on
   reinsurance ceded                                           3,920             1,242            4,939
Investment income received                                    43,839            36,613           34,141
Other revenues                                                 7,922             5,939            4,949
Life and accident and health claims paid                      (4,636)           (7,929)          (5,258)
Surrender benefits and other fund withdrawals paid
                                                             (72,727)          (53,876)         (55,947)
Annuity and other benefits paid to policyholders
                                                             (14,782)          (14,613)         (13,666)
Commissions, other expenses and taxes
   paid                                                      (40,579)          (31,129)         (21,906)
Net transfer (to) from separate accounts                     (79,873)          (83,072)         (75,587)
Federal income taxes received (paid)                             860              (615)            (418)
                                                     ------------------------------------------------------
Net cash provided by operating activities                    177,723           125,993           12,220

INVESTING ACTIVITIES
Proceeds from bonds sold, matured
   or repaid                                                 180,402           101,518           88,795
Cost of bonds acquired                                      (382,306)         (209,941)         (90,776)
Net increase in policy loans                                  (1,101)           (1,602)            (863)
                                                     ------------------------------------------------------
Net cash used in investing activities                       (203,005)         (110,025)          (2,844)




                 Transamerica Life Insurance Company of New York

                               Statements of Cash Flow - Statutory Basis (continued)

                             (Dollars in thousands)

                                                                    YEAR ENDED DECEMBER 31
                                                            1999             1998              1997
                                                     ------------------------------------------------------


FINANCING AND MISCELLANEOUS ACTIVITIES Other cash provided:
   Capital and surplus paid-in                         $      24,000     $       5,000    $           -
   Other sources                                              21,149            24,417            3,397
                                                     ------------------------------------------------------
Total other cash provided                                     45,149            29,417            3,397

Other cash applied:
   Other applications, net                                   (25,551)           (2,790)         (18,643)
                                                     ------------------------------------------------------
Total other cash applied                                     (25,551)           (2,790)         (18,643)
                                                     ------------------------------------------------------
Net cash provided by (used in) financing and
   miscellaneous activities                                   19,598            26,627          (15,246)
                                                     -------------------                -------------------
                                                                       ------------------
Net (decrease) increase in cash and short-term
   investments                                                (5,684)           42,595           (5,870)

Cash and short-term investments:
   Beginning of year                                          45,804             3,209            9,079
                                                     ------------------------------------------------------
   End of year                                         $      40,120     $      45,804    $       3,209
                                                     ======================================================

See accompanying notes.


                 Transamerica Life Insurance Company of New York

                 Notes to Financial Statements - Statutory Basis

                             (Dollars in thousands)

                                December 31, 1999


9

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Transamerica Life Insurance Company of New York (the Company) is domiciled in New York. The Company is a wholly owned subsidiary of Transamerica Occidental Life Insurance Company (TOLIC), which is an indirect subsidiary of Transamerica Corporation. During 1999, Transamerica Corporation was acquired by a subsidiary of AEGON N.V., a holding company organized under the laws of the Netherlands.

NATURE OF BUSINESS

The Company engages primarily in providing life insurance, fixed and variable pension and annuity products, structured settlements and investment products which are distributed through a network of independent and company-affiliated agents and independent brokers. The Company's customers are primarily in the state of New York.

BASIS OF PRESENTATION

Certain amounts reported in the accompanying financial statements are based on management's best estimates and judgment, subject to the minimum requirements imposed by regulatory authorities. Actual results could differ from those estimates.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted (SAP) by the State of New York
Insurance Department (the Department), which practices vary from generally accepted accounting principles (GAAP). The more significant variances from GAAP are as follows:

     Bonds, where permitted, are carried at amortized cost. Under GAAP, those bonds that are classified as "available for sale" are carried at their fair value.

     The costs of acquiring new and renewal business, such as commissions and underwriting and policy issue costs, are expensed when incurred rather than deferred and amortized over the terms of the related policies.

                 Transamerica Life Insurance Company of New York

                             (Dollars in thousands)




26

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

BASIS OF PRESENTATION (CONTINUED)

     Certain assets recognized under GAAP, principally agents' debit balances and furniture and equipment, are "non-admitted" and excluded from the accompanying financial statements under SAP and are charged directly to unassigned surplus.

     Reserves for future policy benefits generally are calculated based on mortality and interest assumptions that are statutorily required rather than using estimated expected experience or actual account balances. The policy liabilities are reported net, rather than gross, of ceded reinsurance amounts.

     Revenues for interest-sensitive life policies and investment-type contracts consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges are not recognized as revenue and benefits represent the excess of benefits paid over the policy account value and interest credited to the account value.

     An Interest Maintenance Reserve (IMR) is provided which defers certain realized capital gains and losses attributable to changes in the general level of interest rates. Such deferred gains or losses are amortized into investment income over the remaining period to maturity based on groupings of individual securities sold in five-year bands.

     An Asset Valuation Reserve (AVR) is provided which reclassifies a portion of surplus to liabilities. The AVR is calculated according to a specified formula as prescribed by the National Association of Insurance Commissioners (NAIC) and is intended to stabilize the Company's surplus against possible fluctuations in the market values of bonds, equity securities, mortgage loans, real estate, and other invested assets. Changes in the required AVR balance are charged or credited directly to unassigned surplus.

     Deferred federal income taxes are not provided for differences between the financial statement amounts and tax bases of assets and liabilities.

     A liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized by license to assume such business ($91 in 1999, $0 in 1998 and 1997). Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Other significant accounting policies are as follows:

INVESTMENTS

Investments are shown on the following bases:

     Bonds - where permitted, at amortized cost; all others are carried at values prescribed by the Securities Valuation Office of the NAIC (NAIC statement values); premiums and discounts are amortized using the interest method. For loan-backed bonds, the interest method including anticipated prepayments at the date of purchase is used. Prepayment assumptions for loan-backed bonds are estimated using broker dealer survey values and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all securities, except for interest-only securities which are valued using the prospective method.

     Real estate - at depreciated cost less encumbrances.

     Policy loans - at the aggregate unpaid principal balances.

Gains  and  losses  on   disposal  of   investments   are   recognized   on  the
specific-identification basis. Changes in the statutory fair values of bonds carried at NAIC statement values, rather than amortized cost, are reported as unrealized gains or losses directly in unassigned surplus and, accordingly, have no effect on net income.

Short-term investments include investments with maturities of less than one year at date of acquisition.

SEPARATE ACCOUNTS

The Company administers segregated asset accounts for variable annuity contracts. The assets of the separate accounts are not subject to liabilities arising out of any business the Company may conduct and are reported at fair value. Investment risks associated with fair value changes are primarily borne by the contract holders. Accordingly, investment income and realized investment gains and losses attributable to separate accounts are not reported in the Company's results of operation.

The assets and liabilities of the separate accounts are reported at market value. In reporting reserve liabilities for the separate accounts, the Company considers the impact of surrender charges and records this amount as a separate account reserve adjustment.

POLICY RESERVES FOR FUTURE POLICY BENEFITS AND CONTRACT CLAIMS

Life, annuity, and accident and health benefit reserves are calculated based upon published tables using such interest rate assumptions and valuation methods that will provide, in the aggregate, reserves that meet the amounts required by the Department. The Company waives deduction of deferred fractional premiums upon death of the insureds and returns any portion of the final premium beyond the date of death. Additional reserves are established where the gross premiums on any insurance in force are less than the net premiums according to the standard valuation set by the Department.

Contract claim liabilities include provisions for reported claims and claims incurred but not reported, net of reinsurance ceded.

PREMIUM REVENUES

Premiums from life insurance policies are recognized as revenue when due and premiums from annuity contracts are recognized when received. Accident and health premiums are earned pro rata over the terms of the policies.

OTHER REVENUES

Other revenues consists primarily of fee income earned as a percentage of separate account assets.

REINSURANCE

Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

RECLASSIFICATIONS

Certain reclassifications of 1997 and 1998 amounts have been made to conform with the 1999 presentation.

2. FAIR VALUES OF FINANCIAL INSTRUMENTS

Fair values for bonds are based on market values prescribed by the Securities Valuation Office of the NAIC (NAIC market values) rather than on actual or estimated market values. For bonds without available NAIC market values, amortized costs are used as estimated fair values. As of December 31, 1999 and 1998, the fair value of investments in bonds includes $220,551 and $166,749, respectively, of bonds that were valued at amortized cost.

Fair  values  for  policy  loans  are  estimated  using   discounted  cash  flow
calculations, based on current interest rates.

The carrying amounts of cash and short-term investments and accrued investment income approximate their fair value.

Fair values for liabilities under investment-type contracts, included in reserves for future policy benefits and other policy liabilities, are estimated using discounted cash flow calculations, based on interest rates currently being offered by similar contracts with maturities consistent with those remaining for the contracts being valued.

The carrying values and fair values of financial instruments are as follows:

                                                                      DECEMBER 31
                                                        1999                               1998
                                         -----------------------------------------------------------------------
                                              CARRYING           FAIR            CARRYING           FAIR
                                               VALUE             VALUE            VALUE             VALUE
                                         -----------------------------------------------------------------------

Financial assets:
   Bonds                                    $    764,615      $    737,519    $     564,092     $     591,868
   Policy loans                                   14,398            17,636           13,297            15,577
   Cash and short-term investments                40,120            40,120           45,804            45,804
   Accrued investment income                      14,577            14,577           11,205            11,205




2. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

Financial  instruments which potentially subject the Company to concentration of credit risk  consist  principally  of temporary  cash  investments,  bonds,  and reinsurance recoverables. The Company places its temporary cash investments with high credit quality  financial  institutions.  Concentration of credit risk with respect  to  investments  in bonds is  limited  due to the large  number of such investments and their dispersion across many different industries and geographic
areas.  The  Company  places   reinsurance  with  only  highly  rated  insurance
companies. At December 31, 1999, the Company had no significant concentration of credit risk.

3. INVESTMENTS

The carrying value and fair value of investments in debt securities are summarized as follows:

                                                           GROSS             GROSS
                                        CARRYING         UNREALIZED       UNREALIZED           FAIR
                                          VALUE            GAINS            LOSSES            VALUE
                                    -----------------------------------------------------------------------

DECEMBER 31, 1999
U.S. Treasury securities and
   obligations of U.S. government
   corporations
   and agencies                       $        2,102   $           31    $           12   $        2,121
Obligations of states and political
   subdivisions                               17,216              265               247           17,234
Corporate securities                         603,827            2,636            26,068          580,395
Public utilities                             140,670              270             3,971          136,969
Other asset-backed securities                    800                -                 -              800
                                    -----------------------------------------------------------------------
                                      $      764,615   $        3,202    $       30,298   $      737,519
                                    =======================================================================





3. INVESTMENTS (CONTINUED)

                                                           GROSS             GROSS
                                        CARRYING         UNREALIZED       UNREALIZED           FAIR
                                          VALUE            GAINS            LOSSES            VALUE
                                    -----------------------------------------------------------------------

DECEMBER 31, 1998
U.S. Treasury securities and
   obligations of U.S. government
   corporations
   and agencies                       $          812   $          100    $            -   $          912
Obligations of states and political
   subdivisions                               17,214            1,863                 -           19,077
Foreign governments                                -                -                 -                -
Corporate securities                         451,726           24,615             1,247          475,094
Public utilities                              93,238            2,451                 6           95,683
Other asset-backed securities                  1,102                -                 -            1,102
                                    -----------------------------------------------------------------------
                                      $      564,092   $       29,029    $        1,253   $      591,868
                                    =======================================================================

The carrying value and fair value of bonds at December 31, 1999, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                   CARRYING           FAIR
                                                                    VALUE             VALUE
                                                              ------------------------------------

Due in one year or less                                         $       12,838    $       12,551
Due after one year through five years                                   61,054            61,464
Due after five years through ten years                                 243,852           233,274
Due after ten years                                                    446,071           429,430
                                                              ------------------------------------
                                                                       763,815           736,719
Other asset-backed securities                                              800               800
                                                              ------------------------------------
                                                                $      764,615    $      737,519
                                                              ====================================




Net investment income (expense) by major category of investments is summarized as follows:

                                                             YEAR ENDED DECEMBER 31
                                                      1999            1998             1997
                                                --------------------------------------------------

Bonds                                             $      48,490   $      36,818    $      35,850
Policy loans                                              1,034             896              739
Cash and short-term investments                           1,255             736              594
Other investments                                        (1,922)         (1,345)          (1,532)
                                                --------------------------------------------------
                                                         48,857          37,105           35,651
Investment expense                                         (300)           (238)            (236)
                                                --------------------------------------------------
                                                  $      48,557   $      36,867    $      35,415
                                                ==================================================

The realized gains and losses and other information related to investments are summarized as follows:

                                                             YEAR ENDED DECEMBER 31
                                                      1999            1998             1997
                                                --------------------------------------------------

Net (losses) gains on disposition of investments in:
     Bonds                                        $      (1,063)  $       1,422    $           6
Related income taxes                                        379            (575)             (32)
Transfer from (to) the IMR                                  691            (924)              (4)
                                                --------------------------------------------------
Net investment gains (losses)                     $           7   $         (77)   $         (30)
                                                ==================================================

Gross gains on disposition of investment in
   bonds                                          $         224   $       1,547    $           6
Gross losses on disposition of investment in
   bonds                                          $      (1,287)  $        (125)   $           -

4. REINSURANCE

The Company is involved in the cession of reinsurance to affiliated and nonaffiliated companies. Risks are reinsured with other companies to permit the recovery of a portion of the direct losses. These reinsured risks are treated as though, to the extent of the reinsurance, they are risks for which the Company is not liable.

Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded. The Company remains liable to the extent the reinsuring companies do not meet their obligations under these reinsurance treaties.

The following summarizes reinsurance transactions:


                                                          CEDED TO         CEDED TO
                                         DIRECT          AFFILIATED      UNAFFILIATED          NET
                                         AMOUNT          COMPANIES         COMPANIES          AMOUNT
                                    -----------------------------------------------------------------------
Year ended
   December 31, 1999:
     Premium revenue                  $       40,938   $          830    $       20,748   $       19,360
                                    =======================================================================

At December 31, 1999:
   Life insurance in force             $   4,272,811   $      262,213    $    2,625,743   $    1,384,855
                                    =======================================================================

Reserves for future policy benefits
                                      $      802,895   $        1,295    $       45,964   $      755,636
Policy and contract claims payable
                                               4,395                -             1,711            2,684
                                                     -------------------
                                    ------------------                 ------------------------------------
                                      $      807,290   $        1,295    $       47,675   $      758,320
                                    =======================================================================

Included in reinsurance balances in the accompanying balance sheet is $27,709 at December 31, 1999, and $24,439 at December 31, 1998, of funds held under coinsurance agreements.




4. REINSURANCE (CONTINUED)


                                                          CEDED TO         CEDED TO
                                         DIRECT          AFFILIATED      UNAFFILIATED          NET
                                         AMOUNT          COMPANIES         COMPANIES          AMOUNT
                                    -----------------------------------------------------------------------

Year ended
   December 31, 1998:
     Premium revenue                  $       37,996   $          741    $       19,267   $       17,988
                                    =======================================================================

At December 31, 1998:
   Life insurance in force            $    4,521,321   $      258,795    $    2,539,998   $    1,722,528
                                    =======================================================================

Reserves for future policy benefits
                                      $      610,849   $        1,511    $       42,524   $      566,814
Policy and contract claims payable
                                               3,358                              1,491            1,867
                                    -----------------------------------------------------------------------
                                      $      614,207   $        1,511    $       44,015   $      568,681
                                    =======================================================================

Year ended
   December 31, 1997:
     Premium revenue                  $       54,182   $          768    $       17,198   $       36,216
                                    =======================================================================

At December 31, 1997:
   Life insurance in force            $    4,588,120   $      297,518    $    2,765,285   $    1,525,317
                                    =======================================================================

Reserves for future policy benefits
                                      $      471,364   $        1,653    $       36,879   $      432,832
Policy and contract                            2,014               73               692            1,249
                                    -----------------------------------------------------------------------
                                      $      473,378   $        1,726    $       37,571   $      434,081
                                    =======================================================================


5. INCOME TAXES

The Company was included in a consolidated income tax return with Transamerica Corporation through July 21, 1999. Under a tax sharing agreement with Transamerica Corporation tax payments are made to, or refunds are received from, Transamerica Corporation in amounts which would result if the Company filed separate tax returns with federal taxing authorities. For the period from July 22, 1999 to December 31, 1999, the Company will file a separate tax return.

Amounts due to (from) Transamerica Corporation for federal income taxes were $1,700 and $(1,400) at December 31, 1999 and 1998, respectively, and are included in accounts payable and other liabilities in the accompanying balance sheet.

Following is a reconciliation of federal income taxes computed at the statutory rate with the income tax provision, excluding income taxes related to net realized gains on investment transactions:

                                                           YEAR ENDED DECEMBER 31
                                                   1999              1998             1997
                                            ------------------------------------------------------

Federal income taxes (recovery) at
   statutory rate                             $        1,839    $       (2,234)   $           54
Difference between statutory and tax
   reserves                                               26              (181)              (57)
Deferred acquisition costs capitalized, net
   of amortization                                       784               692               684
Difference in statutory and tax bases
   of investments                                        (72)             (118)              (74)
Adjustment to prior year tax provision
                                                          76               393              (532)
Other                                                    (26)             (122)             (346)
                                            ------------------------------------------------------
Provision (benefit) for income taxes          $        2,627    $       (1,570)   $         (271)
                                            ======================================================




6. DEFERRED AND UNCOLLECTED PREMIUMS

Components of deferred and uncollected premiums are as follows:

                                                   GROSS           LOADING             NET
                                             ------------------------------------------------------

DECEMBER 31, 1999
Life and annuity:
   Ordinary first-year business                $           2    $           2     $           -
   Ordinary renewal business                             792               50               742
                                             ------------------------------------------------------
                                               $         794    $          52     $         742
                                             ======================================================

DECEMBER 31, 1998
Life and annuity:
   Ordinary first-year business                $           6    $          13     $          (7)
   Ordinary renewal business                             888               58               830
   Accident and health                                   298                -               298
                                             ------------------------------------------------------
                                               $       1,192    $          71     $       1,121
                                             ======================================================

The gross deferred and uncollected premiums balance at December 31, 1999, of $794 is composed of $1,115 direct deferred and uncollected premiums less reinsurance premiums payable of $321.

The gross deferred and uncollected premiums balance at December 31, 1998, of $1,192 is composed of $4,134 direct deferred and uncollected premiums less reinsurance premiums payable of $2,942.

7. ANNUITY RESERVES AND DEPOSIT LIABILITIES

A portion of the Company's policy reserves and other policyholders' funds (including separate account liabilities) relates to liabilities established on a variety of the Company's products that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:


                                                                       DECEMBER 31
                                                           1999                            1998
                                             ----------------------------------------------------------------
                                                   AMOUNT          PERCENT          AMOUNT        PERCENT
                                             ----------------------------------------------------------------
Subject to discretionary withdrawal - with adjustment:
     At book value less surrender charge
                                               $      154,139          13%       $     116,903        14%
     At market value                                  561,722          47              414,263        50
                                             ----------------------------------------------------------------
                                                      715,861          60              531,166        64
Subject to discretionary withdrawal -
   without adjustment                                 293,388          25              130,824        16
Not subject to discretionary withdrawal
   provision                                          174,176          15              168,830        20
                                             --------------------             -------------------
                                                                ---------------                 -------------
Total annuity reserves and deposit
   liabilities                                      1,183,425         100%             830,820       100%
                                                                ===============                 =============
Less reinsurance                                          101                                -
                                             --------------------
                                                                              -------------------
Net annuity reserves and deposit liabilities
                                               $    1,183,324*                  $      830,820*
                                             ====================             ===================

*Includes $561,722 and $414,263 of annuity reserves and deposit liabilities reported in the separate account liability at December 31, 1999 and 1998, respectively. Funding agreement liabilities that are a part of the separate account liabilities are excluded from the above amounts.

8. CAPITAL AND SURPLUS

The Company is subject to the requirements of the NAIC approved Risk Based Capital (RBC) rules and at December 31, 1999 and 1998, the Company met the RBC requirement.

The amount of dividends which can be paid by the Company without prior approval of the State of New York Insurance Department is subject to restrictions related to statutory surplus and gains from operations. No dividends were declared or paid in 1999.

9. PENSION PLAN AND OTHER POSTRETIREMENT BENEFITS

Substantially all employees of the Company are covered by the Retirement Plan for Salaried Employees of Transamerica Corporation and Affiliates. Pension benefits are based on the employee's compensation during the highest paid 60 consecutive months during the 120 months before retirement. The general policy is to fund current service costs currently and prior service costs over periods ranging from 10 to 30 years. Assets of those plans are invested principally in publicly traded stocks and bonds.

The Company's total pension costs charged to income were not significant in 1999, 1998 nor 1997.

The Company also participates in various contributory defined benefit programs sponsored by Transamerica Corporation that provide medical and certain other benefits to eligible retirees. The Company accounts for the costs of such benefit programs under the accrual method and amortizes its transition obligation for retirees and fully eligible or vested employees over 20 years. Postretirement benefit costs charged to income were not significant in 1999, 1998 nor 1997.

10. ASSETS ON DEPOSIT

At December 31, 1999 and 1998, $811 of the Company's assets were on deposit with public officials in compliance with regulatory requirements.

11. RELATED PARTY TRANSACTIONS

The Company has various transactions with Transamerica Corporation and its affiliated companies in the normal course of operations. These transactions include reinsurance transactions, computer services, investment services and advertising.

The Company had amounts due from affiliates of $2,840 as of December 31, 1999, and $3,961 due to affiliates as of December 31, 1998.

12. LEASES

Rental expense for equipment and properties occupied by the Company was $804 in 1999, $673 in 1998 and $880 in 1997. The following is a schedule by years of future minimum rental payments required under operating leases that have initial or remaining noncancelable lease terms in excess of one year as of December 31, 1999:

Year ending December 31:
       2000                 $          743
       2001                            328
       2002                            328
       2003                            328
       2004                            328
       Later years                   3,440
                          ------------------
                            $        5,495
                          ==================

13. LITIGATION

The Company is a defendant in various legal actions arising from its operations. These include legal actions similar to those faced by many other major life insurers which allege damages related to sales practices for universal life policies sold between January 1981 and June 1996. In one such action, the Company and plaintiff's counsel entered into a settlement which was approved on June 26, 1997. The settlement required prompt notification to affected policyholders. Administrative and policy benefit costs associated with the settlement for the Company were not material and have been borne to date by TOLIC. Additional costs related to the settlement are not expected to be material and will be incurred over a period of years. In the opinion of the Company, any ultimate liability which might result from other litigation would not have a materially adverse effect on the combined financial position of the Company or the results of its operations.

14. SEPARATE ACCOUNTS

The Company administers segregated asset accounts for variable annuity contracts. The assets held in these separate accounts are invested in various mutual fund portfolios managed by third-party companies. The separate account assets are stated at fair value and are not subject to liabilities arising out of any other business the Company my conduct. Investment risks associated with fair value changes are borne by the contract holders. Accordingly, investment income and realized investment gains and losses attributable to separate accounts are not reported in the Company's income statement.


A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                            1999             1998              1997
                                                     ------------------------------------------------------

Transfer as reported  in the  summary of  operations  of the  separate  accounts statement:
     Transfers to separate accounts                     $     114,905     $     108,969    $      93,929
     Transfers from separate accounts                          39,437            31,014           22,451
                                                     ------------------------------------------------------
Transfers as reported in the statements
   of net income                                        $      75,468     $      77,955    $      71,478
                                                     ======================================================

15. NAIC CODIFICATION

In  1998,   the  NAIC   adopted   codified   statutory   accounting   principles
(Codification). Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the state of New York must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Insurance Department. At this time it is anticipated that the state of New York will adopt Codification. Based on current guidance, management believes that the impact of Codification will not be material to the Company's statutory-basis financial statements.

                                 Statutory-Basis
                          Financial Statement Schedules

27

                 Transamerica Life Insurance Company of New York

      Summary of Investments - Other Than Investments in Related Parties -
                                Statutory Basis

                             (Dollars in thousands)

                                December 31, 1999


SCHEDULE I

                                                                                           AMOUNT AT
                                                                        ESTIMATED         WHICH SHOWN
                                                                          FAIR               IN THE
TYPE OF INVESTMENT                                   COST (1)             VALUE          BALANCE SHEET
-----------------------------------------------------------------------------------------------------------

FIXED MATURITIES
Bonds:
   U.S. Treasury securities and obligations of
     U.S. government corporations and agencies
                                                    $       2,102      $       2,121       $      2,102
   Obligations of states and political
     subdivision                                           17,216             17,234             17,216
   Public utilities                                       140,670            136,969            140,670
   All other corporate bonds                              603,827            580,395            603,827
   Other asset-backed securities                              800                800                800
                                                -----------------------------------------------------------
Total fixed maturities                                    764,615            737,519            764,615

Real estate                                                   323                525                323
Policy loans                                               14,398             17,636             14,398
Other long-term investments                                 3,574              3,574              3,574
Cash and short-term investments                            40,120             40,120             40,120
                                                -----------------------------------------------------------
Total investments                                   $     823,030      $     799,374       $    823,030
                                                ===========================================================

(1) Original cost of fixed maturities is reduced by repayments and adjusted for amortization of premiums or accrual discounts.




28

                 Transamerica Life Insurance Company of New York

              Supplementary Insurance Information - Statutory Basis

                             (Dollars in thousands)

                                December 31, 1999

SCHEDULE III



                                                       FUTURE POLICY      POLICY AND
                                                        BENEFITS AND       CONTRACT          PREMIUM
                                                          EXPENSES        LIABILITIES        REVENUE
                                                     ------------------------------------------------------

Year ended December 31, 1999
Individual life                                        $      132,388    $        2,886   $       12,423
Group life and health                                           2,646               250            1,140
Annuity                                                       620,602              (452)         327,310
                                                     ------------------------------------------------------
                                                              755,636             2,684          340,873

Year ended December 31, 1998
Individual life                                               130,094             2,212           12,748
Group life and health                                           2,049                 -              916
Annuity                                                       434,671              (345)         251,084
                                                     ------------------------------------------------------
                                                              566,814             1,867          264,748

Year ended December 31, 1997
Individual life                                               125,586             1,593           13,456
Group life and health                                              26                 -              622
Annuity                                                       306,819              (344)         126,087
                                                     ------------------------------------------------------
                                                       $      432,431    $        1,249   $      140,165
                                                     ======================================================



29

                 Transamerica Life Insurance Company of New York

        Supplementary Insurance Information - Statutory Basis (continued)

                             (Dollars in thousands)

                                December 31, 1999

SCHEDULE III

                                                          BENEFITS, CLAIMS
                                                             LOSSES AND
                                               NET           SETTLEMENT          OTHER
                                            INVESTMENT        EXPENSES         OPERATING         PREMIUMS
                                             INCOME*                           EXPENSES*          WRITTEN
                                        -----------------------------------------------------------------------

Year ended December 31, 1999
Individual life                           $        9,794    $       12,923   $       13,321    $       29,740
Group life and health                                171               613            1,323             5,035
Annuity                                           38,592            79,654           25,009           327,676
                                        -----------------------------------------------------------------------
                                                  48,557            93,190           39,653           362,451

Year ended December 31, 1998
Individual life                                    9,460            11,981           12,845            29,822
Group life and health                                134               217            1,053             3,850
Annuity                                           27,273            61,139           19,518           251,084
                                        -----------------------------------------------------------------------
                                                  36,867            73,337           33,416           284,756

Year ended December 31, 1997
Individual life                                   10,096            14,574           11,935            30,131
Group life and health                                102               107              484             1,912
Annuity                                           25,217            61,150           10,361           126,087
                                        -----------------------------------------------------------------------
                                          $       35,415    $       75,831   $       22,780    $      158,130
                                        =======================================================================

*Allocations of net investment income and other operating expenses are based on a number of assumptions of estimates, and the results would change if different methods were applied.

30

                 Transamerica Life Insurance Company of New York

                          Reinsurance - Statutory Basis

                             (Dollars in thousands)

                                December 31, 1999

SCHEDULE IV


                                                                           CEDED TO
                                                           GROSS             OTHER             NET
                                                           AMOUNT          COMPANIES          AMOUNT
                                                     ------------------------------------------------------
Year ended December 31, 1999
Life insurance in force                                $    4,272,811    $    2,887,956   $    1,384,855
                                                     ======================================================

Premiums:
   Individual life                                     $       35,537    $       17,317   $       18,220
   Group life and health                                        5,035             3,895            1,140
   Annuity                                                    321,879               366          321,513
                                                     ------------------------------------------------------
                                                       $      362,451    $       21,578   $      340,873
                                                     ======================================================

Year ended December 31, 1998
Life insurance in force                                $    4,521,321    $    2,798,793   $    1,722,528
                                                     ======================================================

Premiums:
   Individual life                                     $       34,146    $       17,074   $       17,072
   Group life and health                                        3,850             2,934              916
   Annuity                                                    246,760                 -          246,760
                                                     ------------------------------------------------------
                                                       $      284,756    $       20,008   $      264,748
                                                     ======================================================

Year ended December 31, 1997
Life insurance in force                                $    4,588,120    $    3,062,803   $    1,525,317
                                                     ======================================================

Premiums:
   Individual life                                     $       52,270    $       16,676   $       35,594
   Group life and health                                        1,912             1,290              622
   Annuity                                                    103,949                 -          103,949
                                                     ------------------------------------------------------
                                                       $      158,131    $       17,966   $      140,165
                                                     ======================================================


                                                  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a)  Financial Statements:

                  Not Applicable.

     (b)  Exhibits:

(1) Resolutions of Board of Directors of Transamerica Life Insurance Company of New York (the "Company") authorizing the creation of Separate Account VA-6NY (the "Separate Account"). 1/

(2)  Not Applicable.

(3) Form of Underwriting Agreement between the Company, the Separate Account and Transamerica Securities Sales Corporation. 1/

(4)  Form of Flexible Premium Deferred Variable Annuity Contract. 1/ 4/


(5)  Form of Application for Flexible Premium Variable Annuity. 1/

(6) (a) Articles of Incorporation of Transamerica Life Insurance Company of New York. 1/2/

(b)  By-Laws of Transamerica Life Insurance Company of New York. 1/2/

(7)  Not Applicable.

(8)  Form of Participation Agreements regarding the Portfolio.

(a)  re The Alger  American  Fund 1/
(b) re Alliance  Variable  Products  Series
     Fund, Inc.
1/ (c) re Dreyfus Variable Investment Fund
2/ (d) re Janus Aspen
     Series 1/
(e) re MFS  Variable  Insurance  Trust 1/
(f) re  Morgan  Stanley
     Universal  Funds,  Inc.  1/
(g)  re  OCC  Accumulation  Trust  1/
(h)  re
     Transamerica Variable Insurance Fund, Inc. 1/

(9)  Opinion and Consent of Counsel. 1/
(10) (a) Consent of Counsel. 1/


(b)  Consent of Independent Auditors. 1/2/ 3/ 5/


(11) No financial statements are omitted from Item 23.

(12) Not Applicable.

(13) Performance Data Calculations. 1/

(14) Not Applicable.

(15) Powers of Attorney. 1/2 Thomas O'Neill

----------------------------

1/ Incorporated by reference to the like-numbered exhibit to the initial filing of the Registration Statement of Transamerica Life Insurance Company of New York's Separate Account VA-6NY on Form N-4, File No. 333-47219 (March 4, 1998).

2/ Incorporated by reference to the like-numbered exhibit to Pre-Effective Amendment No. 1 of the Registration Statement of Transamerica Life Insurance Company of New York's Separate Account VA-6NY on Form N-4, File No. 333-47219 (June 11, 1998).

3/ Incorporated by reference to the like-numbered exhibit to Post-Effective Amendment No. 1 of the Registration Statement of Transamerica Life Insurance Company of New York's Separate Account VA-6NY on Form N-4, File No. 333-47219 (April 29, 1999).

4/ Incorporated by reference to the like-numbered exhibit to Post-Effective Amendment No. 2 of the Registration Statement of Transamerica Life Insurance Company of New York's Separate Account VA-6NY on Form N-4, File No. 333-47219 (July 30, 1999).


5/       Filed herewith.

Item 25. Directors and Officers of the Depositor.

         The names of Directors and Executive Officers of the Company, their positions and offices with the Company, and their other affiliations are as follows. The address of Directors and Executive Officers is 1150 South Olive Street, Los Angeles, California 90015-2211, unless indicated by asterisk.

         List of Directors of Transamerica Life Insurance Company of New York:

                           Marc C. Abrahms*
                           James T. Byrne, Jr.*
                           Alan T. Cunningham*
                           John A. Fibiger
                           Daniel E. Jund
                           Thomas O'Neill**
                           James B. Roszak
                           Robert Rubinstein*
                           Nooruddin S. Veerjee

     *100 Manhattanville Road, Purchase, New York 10577
    **Transamerica Square, 401 N. Tryon Street, Charlotte, North Carolina 28202

         List of Officers for Transamerica Life Insurance Company of New York:


Alan T. Cunningham                                            President
Robert Rubinstein                                             Senior Vice President, Chief Actuary, Chief
                                                              Operating Officer and Secretary
James W. Dederer                                              General Counsel
Rudy Veerjee, FSA                                             Chairman

John Bailey   Vice President
Nicki Bair FSA,MAAA                                           Vice President
Patrick S. Baird                                              Vice President
David Blankenship                                             Vice President
Sandra C. Brown                                               Vice President
Kirk W. Buese Vice President
David M. Carney                                               Vice President
Roy Chong-Kit FSA,MAAA                                        Vice President
Brenda K. Clancy                                              Vice President
William S. Cook                                               Vice President
Mark E. Dunn  Vice President
Alan F. Fletcher                                              Vice President
Eric B. Goodman                                               Vice President
Kamran Haghighi                                               Tax Officer
David R. Halfpap                                              Vice President
Paul Hankwitz MD                                              Vice President and Chief Medical Director
Robert L. Hansen                                              Vice President
Marsha Hicks                                                  Vice President and Assistant Secretary
Frederick B. Howard                                           Vice President
William M. Hurst                                              Assistant Secretary
John D. Kettering                                             Vice President
Ken Kilbane                                                   Vice President
Danny L. Kolsrud                                              Vice President
Douglas C. Kolsrud                                            Vice President
William J. Lyons                                              Vice President and Chief Underwriter
James D. MacKinnon                                            Vice President
Steven J. Myers                                               Vice President
Thomas L. Nordstrom                                           Vice President
Ralph M. O'Brien                                              Vice President
Marcy T. Pech Vice President
Dennis Roland Investment Officer
Gary U. Rolle Investment Officer
Lindsay Schumacher                                            Vice President
Clifford A. Sheets                                            Vice President
Susan A. Silbert                                              Investment Officer
Michael B. Simpson                                            Vice President
Jon L. Skaags Vice President
Robert A. Smedley                                             Vice President
Alexander Smith, Jr.                                          Vice President, Administration and Controller
Michael S. Smith                                              Vice President
Bradley L. Stofferahn                                         Vice President
Gregory W. Theobald                                           Vice President and Assistant Secretary
Craig D. Vermie                                               Vice President
Timothy Weis  Vice President
Sally S. Yamada                                               Treasurer

Lisa Patterson                                                Second Vice President
John Donner   Assistant Secretary
Shirley LeMaster                                              Senior Settlements Coordinator
Michael N. Meese                                              Portfolio Manager
Julie Schloss Investment Administrator
Robert C. Woodcock                                            Vice President and Assistant Secretary
Cindy L. Chanley                                              Vice President
Roger N. Freeman                                              Vice President
Marvin A. Johnson                                             Vice President
Ronald L. Ziegler                                             Vice President
Andrew Kanelos                                                Second Vice President
Donna J. Spalding                                             Second Vice President
Tonya J. Vessels                                              Second Vice President
Gregory E. Miller-Breetz                                      Assistant Secretary
Jack R. Dykhouse                                              Vice President
Christopher Guckert                                           Assistant Vice President












Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant


                  Registrant is a separate account of Transamerica Life Insurance Company of new York, is controlled by the Contract Owners, and is not controlled by or under common control with any other person. The Depositor, Transamerica Life Insurance Company of New York, is wholly owned by Transamerica Occidental Life Insurance Company, which is wholly owned by Transamerica Insurance Corporation of California (Transamerica-California). Transamerica-California may be deemed to be controlled by its parent, Transamerica Corporation, a subsidiary of AEGON, N.V.


                  The following chart indicates the persons controlled by or under common control with Transamerica.



The following charts indicate the persons controlled by or under common control with Transamerica Corporation and AEGON N.V.


                     TRANSAMERICA CORPORATION AND SUBSIDIARIES
                      WITH STATE OR COUNTRY OF INCORPORATION
Transamerica Corporation
  (Common Parent Corporation)
Inter-America Corporation
Transamerica Corporation (Oregon)
Transamerica LP Holdings Corporation
Transamerica Finance Corporation
Transamerica HomeFirst, Inc.                 (Common)
Transamerica HomeFirst, Inc.                 (Preferred)
TREIC Enterprises, Inc.
Transamerica CBO I, Inc.
Transamerica International Holdings, Inc.
Transamerica Financial Products, Inc.
Pyramid Insurance Company Ltd.              (Common)
Pyramid Insurance Company Ltd.              (Preferred)
RTI Holdings, Inc.  (dormant)
Transamerica Business Technologies Corporation
ARC Reinsurance Corporation
Transamerica Management, Inc.
Transamerica Intellitech, Inc.
Realist, Inc.
Transamerica Home Loan
Transamerica Lending Company
Transamerica Insurance Corporation of California
Arbor Life Insurance Company
Plaza Insurance Sales, Inc.
Transamerica International Insurance Services, Inc.
Transamerica Annuity Service Corporation
Transamerica Advisors, Inc.
Transamerica Securities Sales Corporation
Transamerica Products, Inc.
Transamerica Products I, Inc.
Transamerica Products II, Inc.
NEF Investment Company
Greenwich Potomac Holding Corporation
Transamerica Products IV, Inc.
Transamerica Service Company
Transamerica South Park Resources, Inc.
Transamerica Financial Resources Insurance Agency
   Of Alabama, Inc.
Transamerica Financial Resources Insurance Agency
  Of Massachusetts, Inc.
USA Administration Services, Inc.
Financial Resources Insurance Agency of Texas
Transamerica Financial Resources, Inc.
Gemini Investments, Inc.
Transamerica Senior Properties, Inc.
Transamerica Senior Living, Inc.
Transamerica Investment Services, Inc.
TA Leasing Holding Co., Inc.
Transamerica Leasing Inc.
Intermodal Equipment Inc.
Transamerica Distribution Services Inc.
Transamerica Transport Inc.
Transamerica Leasing Holdings Inc.
Transamerica Trailer Holdings I, Inc.
Transamerica Trailer Holdings II, Inc.
Transamerica Trailer Holdings III, Inc.
Trans Ocean Ltd.
Trans Ocean Container Finance Corp.
Trans Ocean Container Corp.
Trans Ocean Tank Services Corp.
SpaceWise, Inc.
Trans Ocean Regional Corporate Holdings
Trans Ocean Management Corp.
Greybox Logistics Services, Inc.
Transamerica Commercial Finance Corporation, I
Pacific Agency, Inc. (Indiana)
Transamerica Consumer Mortgage Receivables Corporation
Transamerica Mortgage Company
Transamerica Consumer Finance Holding Company
Metropolitan Mortgage Company
Easy Yes Mortgage, Inc. (Florida)  (dormant)
Easy Yes Mortgage, Inc. (Georgia)  (dormant)
First Florida Appraisal Services, Inc.  (dormant)
First Georgia Appraisal Services, Inc.  (dormant)
Freedom Tax Services, Inc.  (dormant)
J.J. & W. Advertising, Inc.  (dormant)
J.J. & W. Realty Services, Inc.  (dormant)
Liberty Mortgage Company of Fort Myers, Inc.  (dormant)
Metropolis Mortgage Company  (dormant)
Perfect Mortgage Company  (dormant)
TCF Asset Management Corporation
BWAC Twelve, Inc.
Transamerica Commercial Finance Corporation
BWAC International Corporation
BWAC Credit Corporation
BWAC Seventeen, Inc.
BWAC Twenty-One, Inc.
Transamerica GmbH, Inc.
Transamerica  Insurance  Finance  Corporation   Transamerica  Insurance  Finance
Corporation of California Transamerica Business Credit Corporation (Common) Transamerica Business Credit Corporation (Preferred) Transamerica Insurance Finance Company (Europe) Transamerica Inventory Finance Corporation Transamerica Joint Ventures, Inc.
The Plain Company
Direct Capital Equity Investments, Inc. Transamerica Distribution Finance Corporation Transamerica Retail Financial Services Corporation Transamerica Vendor Financial Services Corporation TIFCO Lending Corporation TA Air I, Corporation TA Air II, Corporation TA Air III, Corporation TA Air IV, Corporation TBC I, Inc.
TBC II, Inc.
TBC III, Inc.
Transamerica Accounts Holding Corporation
TBC IV, Inc.
TBC V, Inc.
TA Air East, Corporation
TBC Tax I, Inc.
TBC Tax II, Inc.
TBC Tax III, Inc. TBC Tax IV, Inc. TBC Tax V, Inc. TBC Tax VI, Inc. TBC Tax VII, Inc. TBC Tax VIII, Inc. TBC Tax IX, Inc.
Bay Capital Corporation
Gulf Capital Corporation
Coast Funding Corporation
Inventory Funding Trust  (Delaware Trust, 1997 Form 8832)
 Transamerica Bank N.A.
TBCC Funding Trust I (Delaware Trust, 1998 Form 8832) TBCC Funding Trust II (Delaware Trust, 1998 Form 8832) TA Air V, Corporation TA Air VI, Corporation TA Air VII, Corporation TA Air VIII, Corporation Transamerica Equipment Financial Services Corporation
 Transamerica Mezzanine Financing, Inc.
Transamerica Small Business Services, Inc.
Transamerica Distribution Finance - Overseas, Inc.
TA Marine I, Inc.
TA Marine II, Inc. TA Air IX, Corporation TA Air X, Corporation TBC VI, Inc. Emergent Business Capital Holdings, Inc. TA Air XI Corporation Transamerica Business Advisory Group, Inc. TA Air XII Corporation TA Air XIII Corporation TA Air XIV Corporation TA Air XV Corporation Transamerica Realty Services, Inc. Pyramid Investment Corporation The Gilwell Company Bankers Mortgage Company of
California   Transamerica  Minerals  Company  Transamerica  Oakmont  Corporation
Ventana Inn, Inc.
Transamerica Affordable Housing, Inc.
Transamerica Occidental Life Insurance Company
Transamerica Life Insurance & Annuity Company
Transamerica Assurance Company
Transamerica Life Insurance Company of New York
Transamerica Pacific Insurance Company, Ltd.
Transamerica International Re (Bermuda) Ltd.
Transamerica International Re (Bermuda) Ltd.

                         *Designates INACTIVE COMPANIES
                 A Division of Transamerica Corporation
      Limited Partner; Transamerica Corporation is General Partner

VERENGING AEGON - Netherlands Membership Association
AEGON N.V. - Netherlands corporation  (51.16%)
    Transamerica Corporation and subsidiaries (100%) (DE) AEGON Nederland N.V. - Netherlands corporation (100%) AEGON NEVAK HOLDING B.V. - Netherlands corporation (100%) GRONINGER FINANCIERINGEN B.V. - Netherlands corporation (100%) AEGON INTERNATIONAL N.V. - Netherlands corporation (100%)
       Voting Trust - (Trustees - K.J. Storm, Donald J. Shepard, H.B. Van Wijk,
                     Dennis Hersch)(DE)
       AEGON U.S. Holding Corporation (DE) (100%)
                               Short Hills Management Company (NJ) (100%) CORPA Reinsurance Company (NY) (100%) AEGON Management Company (IN) (100%) RCC North America Inc. (DE) (100%)

       AEGON USA, Inc. - holding co.  (IA) (100%)
                               AEGON Funding Corp. (DE) (100%)
                               First  AUSA Life  Insurance  Company -  insurance
             holding co. (MD) (100%) AUSA Life Insurance Company, Inc. - insurance (NY) (82.33%) Life Investors Insurance Company of America
             - insurance (IA) (100%)
               Bankers United Life Assurance Company - insurance (IA) (100%) Great American Insurance Agency, Inc. (IA) (100%)
               Life Investors Alliance, LLC (DE) (100%)
             PFL Life Insurance  Company - insurance (IA) (100%) AEGON Financial
               Services Group, Inc. (MN) (100%) AEGON Assignment Corporation of Kentucky (KY) (100%) AEGON Assignment Corporation (IL) (100%)
             Southwest Equity Life Insurance Company - insurance (AZ) (100% Voting Common) Iowa Fidelity Life Insurance Company - insurance
             (AZ) (100% Voting Common) Western Reserve Life Assurance Co. of Ohio - insurance (OH) (100%) WRL Investment Management, Inc. - investment adviser (FL) (100%) WRL Investment Services, Inc. - transfer agent (FL)(100%) WRL Series Fund, Inc. - mutual fund (MD) ISI Insurance Agency, Inc. and subsidiaries (CA) (100%) AEGON Equity Group, Inc. (FL) (100%) Monumental General Casualty Company
             - insurance (MD) (100%) United Financial Services, Inc. - general agency (MD) (100%) Bankers Financial Life Insurance Company - insurance (AZ) The Whitestone Corporation - insurance agency (MD) (100%) Cadet Holding Corp. - holding company (IA) (100%) Monumental General Life Insurance Company of Puerto Rico (PR) (51%)

                      AUSA Holding Company - holding company (MD) (100%) Monumental General Insurance Group, Inc. - holding company (MD) (100%)
             Monumental General Administrators, Inc. (MD) (100%)
               Executive Management and Consultant Services, Inc. - consulting services (MD) (100%)
             Trip Mate Insurance Agency, Inc. (KS) (100%)
             Monumental General Mass Marketing, Inc. - marketing (MD) (100%) AUSA Financial Markets, Inc. - marketing (IA) (100%)
             Endeavor Group (CA) (100%)
             Endeavor Management Company (CA) (100%)
             Universal Benefits Corporation - third party administrator (IA) (100%) Investors Warranty of America, Inc. - provider of automobile extended maintenance contracts (IA) (100%)
             Massachusetts Fidelity Trust Company - trust company (IA) (100%) Money Services, Inc. - financial counseling for employees and agents of affiliated  companies  (DE) (100%)
             ORBA Insurance Services, Inc. (CA) (10.56%)
             Zahorik Company, Inc. - broker-dealer  (CA) (100%)
               ZCI, Inc. (AL) (100%)
             Long, Miller & Associates, L.L.C. (CA) (33-1/3%)
             AEGON Asset Management Services, Inc. (DE) (100%)
             InterSecurities, Inc. - broker-dealer  (DE) (100%)
                Associated Mariner Financial Group, Inc. - holding company
                    (MI) (100%)
                    Mariner Financial Services, Inc. - broker/dealer (MI)(100%) Associated Mariner Agency of Hawaii, Inc. - insurance agency (MI) (100%)
                    Associated Mariner Agency of New Mexico, Inc. (MI) (100%)
             Idex Investor Services, Inc. - shareholder services (FL) (100%) Idex Management, Inc. - investment adviser (DE) (100%)
             IDEX Mutual Funds - mutual fund (MA)
             Diversified Investment Advisors, Inc. - investment adviser
                     (DE) (100%)
                Diversified Investors Securities Corporation - broker-dealer
                     (DE) (100%)
             AEGON USA Securities, Inc. - broker-dealer  (IA) (100%)
                AEGON USA Managed Portfolios, Inc. - mutual fund  (MD)
             Creditor Resources, Inc. - credit insurance  (MI) (100%)
                CRC Creditor Resources Canadian Dealer Network Inc. - insurance
                     agency (Canada)      (100%)
                Weiner Agency, Inc. (MD) (100%)
             AEGON USA Investment Management, Inc. - investment adviser
                     (IA) (100%)
             AEGON USA Realty Advisors, Inc. - real estate investment services
                     (IA) (100%)
                QSC Holding, Inc. (DE) (100%)
                Landauer Realty Advisors, Inc. - real estate counseling
                     (IA) (100%)
                Landauer Associates, Inc. - real estate counseling (DE) (100%) Landauer Realty Associates, Inc. (TX) (100%)
                Realty Information Systems, Inc. - information systems for real estate investment  management  (IA) (100%)
                USP Real Estate  Investment Trust - real estate investment trust
                (IA) RCC Properties Limited Partnership (IA)






Item 27. Number of Contractowners


                  Non-qualified:  108
                  Qualified:  69



Item 28. Indemnification

                  Transamerica Life Insurance Company of New York's ByLaws provide in Article VIII as follows:

                  The Corporation shall indemnify to the fullest extent now or hereafter provided for or permitted by law each person involved in, or made or threatened to be made a party to, any action suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the Corporation or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the Corporation, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the Corporation, or (ii) is or was serving, at the request of the Corporation, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided in Subsection (b) below.

                                (b) No  indemnification  shall  be made to or on
                      behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification shall be made with respect to any Proceeding initiated by any such person against the Corporation, or a director or officer of the Corporation, other than to enforce the terms of this Article VIII, unless such Proceeding was authorized by the Board of Directors. Further, no indemnification shall be made with respect to any settlement or compromise of any Proceeding unless and until the Corporation has consented to such settlement or compromise.

                               (c) Written  notice of any  Proceeding  for which
                      indemnification may be sought by any person shall be given to the Corporation as soon as practicable. The Corporation shall then be permitted to participate in the defense of any such proceeding or, unless conflicts of interest or position exist between such person and the Corporation in the conduct of such defense, to assume such defense. In the event that the Corporation assumes the defense of any such Proceeding, legal counsel selected by the Corporation shall be reasonably acceptable to such person. After such an assumption, the Corporation shall not be liable to such person for any legal or other expenses subsequently
                      incurred   unless  such  expenses   have  been   expressly
                      authorized by the Corporation. In the event that the Corporation participates in the defense of any such
                      Proceeding, such person may select counsel to represent him in regard to such a Proceeding; however, such person shall cooperate in good faith with any request that common counsel be utilized by the parties to any Proceeding who are similarly situated, unless to do so would be inappropriate due to actual or potential differing interests between or among such parties.

                               (d) In making  any  determination  regarding  any
                      person's entitlement to indemnification hereunder, it shall be presumed that such person is entitled to indemnification, and the Corporation shall have the burden of proving the contrary.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling person of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liability (other than the payment by the registrant of expenses incurred or paid by the director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

                  The directors and officers of Transamerica Life Insurance Company of New York are covered under a Directors and Officers liability program which includes direct coverage to directors and officers (Coverage A) and corporate reimbursement (Coverage B) to reimburse the Company for indemnification of its directors and officers. Such directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers. In general, the term "loss" means any amount which the insureds are legally obligated to pay for a claim for Wrongful Acts. In general, the term "Wrongful Acts" means any breach of duty, neglect, error, misstatement, misleading statement or omission caused, committed or attempted by a director or officer while acting individually or collectively in their capacity as such, claimed against them solely by reason of their being directors and officers.

Item 29. Principal Underwriter

                    (a) Transamerica Securities Sales Corporation, the principal underwriter, is also the underwriter for: Transamerica Investors, Inc.; Transamerica Variable Insurance Fund, Inc.; Transamerica Occidental Life Insurance Company's Separate Accounts: VL; VA-2L; VA-2NL; VA-5; VUL-1 and VUL-2; Transamerica Life Insurance and Annuity Company's Separate Accounts VA-1; VA-6; and VA-7; and Transamerica Life Insurance Company of New York's Separate Account VA-2LNY; VA-2NLNY; and VA-5NLNY. The Underwriter is wholly-owned by Transamerica Insurance Corporation of California.

                  (b) The following table furnishes information with respect to each director and officer of the principal Underwriter currently distributing securities of the registrant:


 Nooruddin Veerjee Director and Chairman
 Nicki Bair                Director and President
 Sandy Brown               Director, Senior Vice President and Treasurer
 Roy Chong-Kit             Director
 George Chuang             Vice President and Chief Financial Officer
 Chris Shaw                Vice President and Compliance Officer


     Item 30. Location of Accounts and Records

                      Physical possession of each account, book, or other document required to be maintained is kept at the Company's offices at 100 Manhattanville Road, Purchase, New York 10577.

     Item 31. Management Services

                      Not applicable.

     Item 32. Undertakings

                      (a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as premiums under the policies offered herein are being accepted.

                      (b)      Registrant  hereby  undertakes to include  either
                               (1) as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

                      (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

                      (d) Transamerica hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica.

                                                        SIGNATURES


        Pursuant to the requirements of the Securities Act of 1933, Transamerica Life Insurance Company of New York certifies that this Post-Effective Amendment No. 7 to the Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 7 to the Registration Statement to be signed on its behalf by the undersigned in the City of Los Angeles, State of California on the 26th day of April, 2000


        SEPARATE ACCOUNT VA-6NY              TRANSAMERICA
        OF TRANSAMERICA                      LIFE INSURANCE COMPANY OF NEW YORK
        LIFE INSURANCE COMPANY                (DEPOSITOR)
        OF NEW YORK
        (REGISTRANT)
                                     BY:______________________________________
                                                  William M. Hurst
                                                Assistant Secretary


        As Required by the Securities Act of 1933, this Post-Effective Amendment No. 7 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.


Signature                               Title                                  Date


__________________________*             Chairman and Director                  April 26, 2000
Nooruddin S. Veerjee

_________________________    *          President and Director                 April 26, 2000
Alan T. Cunningham

___________________________*            Senior Vice President,                 April 26, 2000
Robert Rubinstein                       Chief Actuary, Chief Operating

                                        Officer, Secretary and Director


___________________________*            Vice President - Administration        April 26, 2000
Alexander Smith                         and Controller

___________________________*            Director                               April 26, 2000
Marc C. Abrahms

___________________________*            Director                               April 26, 2000
James T. Byrne, Jr.

___________________________*            Director                               April 26, 2000
John Fibiger

___________________________*            Director                               April 26, 2000
James B. Roszak

___________________________*            Director                               April 26, 2000
Daniel E. Jund

___________________________*            Director                               April 26, 2000
Thomas P. O'Neill


                           On April 26, 2000 as Attorney -in-Fact pursuant
----------------------     to powers of attorney previously filed
*By:  William M. Hurst     and filed herewith, and in his own capacity as
Assistant Secretary